                                                      1933 Act File No. 33-21321
                                                      1940 Act File No. 811-5536

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.   29   ....................         X
                                 -------                          ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   27   ...................................         X
                  -------                                         ------

                                 HIBERNIA FUNDS

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                 Federated Investors Tower, 1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x  immediately upon filing pursuant to paragraph (b)
    on _________________  pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                         Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, DC  20037

PROSPECTUS

OCTOBER 31, 2004

Hibernia Capital Appreciation Fund

Class A Shares

Class B Shares

Hibernia Louisiana Municipal Income Fund

Class A Shares

Class B Shares

Hibernia Mid Cap Equity Fund

Class A Shares

Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

Class A Shares

Class B Shares

Hibernia U.S. Treasury Money Market Fund

PROSPECTUS

HIBERNIA FUNDS

Equity and Income Funds

HIBERNIA CAPITAL APPRECIATION FUND–CLASS A SHARES AND CLASS B SHARES

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND–CLASS A SHARES AND CLASS B SHARES

HIBERNIA MID CAP EQUITY FUND–CLASS A SHARES AND CLASS B SHARES

HIBERNIA TOTAL RETURN BOND FUND

HIBERNIA U.S. GOVERNMENT INCOME FUND

Money Market Funds

HIBERNIA CASH RESERVE FUND—CLASS A SHARES AND CLASS B SHARES

HIBERNIA U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risks	1
Principal Risks of Investing in a Fund	19
What are the Equity and Income Funds’ Fees and Expenses?	20
What are the Money Market Funds’ Fees and Expenses?	22
Principal Securities in Which the Funds Invest	24
What are the Specific Risks of Investing in a Fund?	29
What do Shares Cost?	32
How are the Funds Sold?	37
How to Purchase Shares	37
How to Redeem and Exchange Shares	38
Account and Share Information	41
Who Manages the Funds?	42
Financial Information	43

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

OCTOBER 31, 2004

FUND GOALS, STRATEGIES, PERFORMANCE AND RISKS

Hibernia Funds offer seven portfolios, including two equity funds, three income funds and two money market funds. The following describes the investment goals, strategies and principal risks of each Fund.

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. In addition to each Fund’s more specific risks, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency. Although money market funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in a money market fund.

1	HIBERNIA FUNDS

HIBERNIA CAPITAL APPRECIATION FUND

Goal

The Fund’s goal is to provide growth of capital and income.

Strategy

The Fund attempts to achieve its goal by investing primarily in a professionally managed, diversified portfolio of common stocks. The Adviser selects companies using traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, this investment management style focuses on companies with high revenue and dividend growth. However, other factors such as expected earnings and dividend growth and traditional valuation measures will also be considered. Under normal circumstances, at least 65% of the Fund’s portfolio will be invested in common stocks.

The Fund’s investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Given prevailing market conditions, the Adviser will focus primarily on growth of capital with income being of secondary importance.

Principal Risks

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Other principal risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development and the risks related to investing for value; the risks posed by the fact that value stocks in particular may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

HIBERNIA FUNDS 2

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by- year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares’ total return for the nine-month period from January 1, 2004 to September 30, 2004 was 0.84%.

Within the period shown in the bar chart, the Fund’s Class A Shares’ highest quarterly return was 23.22% (quarter ended December 31, 1998). Its lowest quarterly return was (16.33)% (quarter ended September 30, 2002).

3	HIBERNIA FUNDS

■	Hibernia Capital Appreciation Fund

Average Annual Total Return Table

The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

Class A	1 Year	5 Years	10 Years	Start of Performance[1]
Return Before Taxes	17.94%	(1.44)%	9.83%	N/A
Return After Taxes on Distributions[2]	16.66%	(2.49)%	7.95%	N/A
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.95%	(1.49)%	7.82%	N/A
Class B
Return Before Taxes	17.11%	(1.57)%	N/A	5.92%
S&P 500	28.68%	(0.57)%	11.07%	N/A

1	The Fund’s Class B Shares start of performance date was December 2, 1996.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

HIBERNIA FUNDS 4

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

Goal

The Fund’s goal is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

Strategy

The Fund attempts to achieve its goal by investing in a portfolio primarily limited to Louisiana municipal securities. As a matter of policy, which cannot be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes. The Fund may invest in long-term bonds having maturities up to 30 years. The Fund will generally purchase insured, investment grade securities of a duration appropriate to current market conditions although the Fund may also purchase uninsured, investment grade securities. In expected rising interest rate environments, the Adviser will generally choose securities of a shorter duration. In expected falling interest rate environments, the Adviser will generally choose securities of a longer duration.

As a matter of investment policy which may be changed without shareholder approval, at least 80% of the Fund’s total assets will be invested in Louisiana municipal securities. Shareholders will be notified at least 60 days in advance of any changes to this policy.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Louisiana economy is heavily dependent upon energy prices, both oil and gas. Any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund’s portfolio. Investing in Louisiana municipal securities which meet the Fund’s quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price and performance.

Additionally, issuers or insurers of securities purchased by the Fund may default or delay in the payment of principal and/or interest on such securities which could result in a loss to the Fund.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

5	HIBERNIA FUNDS

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares’ total return for the nine-month period from January 1, 2004 to September 30, 2004 was 2.39%.

Within the period shown in the bar chart, the Fund’s Class A Shares’ highest quarterly return was 6.51% (quarter ended March 31, 1995). Its lowest quarterly return was (4.86)% (quarter ended March 31, 1994).

HIBERNIA FUNDS 6

■	Hibernia Louisiana Municipal Income Fund

Average Annual Total Return Table

The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Ten Year Insured Bond Index (LB10I), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

Class A	1 Year	5 Years	10 Years	Start of Performance[1]
Return Before Taxes	1.54%	4.66%	5.21%	N/A
Return After Taxes on Distributions[2]	1.51%	4.58%	5.11%	N/A
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.54%	4.62%	5.12%	N/A
Class B
Return Before Taxes	(1.64)%	N/A	N/A	2.79%
LB10I	5.65%	6.04%	6.14%	N/A

1	The Fund’s Class B Shares start of performance date was November 15, 2001.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

7	HIBERNIA FUNDS

HIBERNIA MID CAP EQUITY FUND

Goal

The Fund’s goal is total return.

Strategy

Under normal market conditions, the Fund intends to invest at least 80% of its total assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. The Fund’s Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

Principal Risks

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the U.S. equity market tend to be more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor’s 500 Composite Price Index (S&P 500). This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. You should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500.

Other risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

HIBERNIA FUNDS 8

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares’ total return for the nine-month period from January 1, 2004 to September 30, 2004 was 5.40%.

Within the period shown in the bar chart, the Fund’s Class A Shares’ highest quarterly return was 24.63% (quarter ended December 31, 1998). Its lowest quarterly return was (15.07)% (quarter ended September 30, 2001).

9	HIBERNIA FUNDS

■	Hibernia Mid Cap Equity Fund

Average Annual Total Return Table1

The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 400 Mid Cap Index (S&P 400), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

Class A1	1 Year	5 Years	Start of Performance[2]
Return Before Taxes	23.83%	6.46%	7.80%
Return After Taxes on Distributions[3]	23.73%	6.04%	7.42%
Return After Taxes on Distributions and Sale of Fund Shares[3]	15.60%	5.47%	6.67%
Class B
Return Before Taxes	23.17%	6.37%	7.82%
S&P 400	35.62%	9.22%	8.81%

1	The Fund’s Class A Shares are the successor to a common trust fund (CTF) managed by the Adviser. At the commencement of operations for Class A Shares, the CTF’s assets were transferred to the Fund in exchange for Class A Shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to investment restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, Return Before Taxes, Return After Taxes on Distributions and Return After Taxes on Distributions and Sales of Fund Shares of Class A Shares would have been as disclosed above.
2	The Fund’s Class A and Class B Shares start of performance date was July 13, 1998.
3	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

HIBERNIA FUNDS 10

HIBERNIA TOTAL RETURN BOND FUND

Goal

The Fund’s goal is to maximize total return.

Strategy

The Fund attempts to achieve its goal by investing in a diversified portfolio of investment grade U.S. government, mortgage backed, asset backed and corporate securities, as well as collateralized mortgage obligations. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets in bonds. Shareholders will be notified at least 60 days in advance of any changes to this policy. The Adviser allocates the Fund’s portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of the maturity and the duration of portfolio securities. The Fund may invest in securities of any duration although generally, under normal conditions, the Fund’s average duration would tend toward the overall U.S. market average which is roughly 4.47 years as of September 30, 2004. The Fund will attempt to achieve the capital appreciation component of total return by adjusting the duration of the portfolio, within a range that is twenty percent above or below the U.S. market average, in response to expected changes in interest rates.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

11	HIBERNIA FUNDS

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the nine-month period from January 1, 2004 to September 30, 2004 was 1.93%.

Within the period shown in the bar chart, the Fund’s highest quarterly return was 6.10% (quarter ended June 30, 1995). Its lowest quarterly return was (3.16)% (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Broad Investment Grade Bond Index (CBIGBI) and Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year	5 Years	10 Years
Fund
Return Before Taxes	(0.27)%	4.54%	5.35%
Return After Taxes on Distributions[1]	(1.99)%	2.34%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(0.19)%	2.48%	3.09%
CBIGBI[2]	4.20%	6.62%	6.96%
LBAB[2]	4.10%	6.62%	6.95%

1	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
2	The Adviser has elected to change the benchmark from CBIGBI to LBAB, because it is more reflective of the Fund’s current investment strategy.

HIBERNIA FUNDS 12

HIBERNIA U.S. GOVERNMENT INCOME FUND

Goal

The Fund’s goal is to provide current income.

Strategy

Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The Fund attempts to achieve its investment objective by investing in investment grade securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s total assets will be invested in such U.S. government securities. Shareholders will be notified at least 60 days in advance of any changes to this policy. Under normal circumstances, the average duration of the Fund’s holdings will be within 20% of the overall U.S. intermediate term market average (as of September 30, 2004, 3.48 years). The Fund may also invest in corporate bonds, asset backed securities and certain privately issued mortgage-related securities, such as investment banking firms and companies related to the construction industry. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage-backed

13	HIBERNIA FUNDS

securities will also affect Fund returns. Because issuers of companies providing credit enhancement with regard to a Fund’s securities may be concentrated in certain industry sectors, the creditworthiness of the Fund’s securities may be adversely affected by developments that affect such sectors.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the nine-month period from January 1, 2004 to September 30, 2004 was 1.90%.

Within the period shown in the bar chart, the Fund’s highest quarterly return was 5.01% (quarter ended June 30, 1995). Its lowest quarterly return was (2.57)% (quarter ended March 31, 1994).

HIBERNIA FUNDS 14

■	Hibernia U.S. Government Income Fund

Average Annual Total Return Table

The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Medium Term Broad Index (CMTBI) and Lehman Brothers Intermediate Term Aggregate Index (LBIA), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

Fund	1 Year	5 Years	10 Years
Return Before Taxes	(0.37)%	4.96%	5.58%
Return After Taxes on Distributions[1]	(1.90)%	2.80%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(0.25)%	2.86%	3.20%
CMTBI[2]	3.90%	6.64%	6.74%
LBIA[2]	3.81%	6.66%	6.74%

1	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
2	The Adviser has elected to change the benchmark from CMTBI to LBIA because it is more reflective of the Fund’s current investment strategy.

HIBERNIA CASH RESERVE FUND

Goal

The Fund is a money market fund which seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal.

Strategy

The Fund’s portfolio consists of high quality money market instruments maturing in 397 days or less. As a matter of policy, which cannot be changed without shareholder approval, the average maturity of the securities in the Fund’s portfolio, computed on a dollar- weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (NRSROs) or are of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency.

Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund’s total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund’s portfolio

15	HIBERNIA FUNDS

in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

The Fund’s Class A Shares’ total return for the nine-month period from January 1, 2004 to September 30, 2004 was 0.46%.

Within the period shown in the bar chart, the Fund’s Class A Shares’ highest quarterly return was 1.41% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% (quarter ended September 30, 2003).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2003.

	1 Year	5 Years	10 Years	Start of Performance[1]
Class A	0.61%	2.93%	3.73%	N/A
Class B	(5.09)%	2.01%	N/A	2.28%

1	The Fund’s Class B Shares start of performance date was September 4, 1998.

The Fund’s Class A Shares and Class B Shares 7-Day Net Yield as of August 31, 2004 were 0.92% and 0.77%, respectively. You may call the Fund at 1-800-999-0426 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

HIBERNIA FUNDS 16

HIBERNIA U.S. TREASURY MONEY MARKET FUND

Goal

The Fund is a money market fund which seeks to maintain a stable NAV of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its goal by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s total assets will be invested in such U.S. Treasury obligations. Shareholders will be notified at least 60 days in advance of any changes to this policy. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund’s portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency.

Although the Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, Fund Shares, themselves, are not guaranteed or supported by the U.S. government.

While there is no assurance that the Cash Reserve Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) will achieve their respective investment goals, they endeavor to do so by following the strategies and policies described in this prospectus and by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act) which regulates money market funds.

In addition to the principal investment risks stated above, the Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The Fund’s Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon NAV.

The Fund’s total return for the nine-month period from January 1, 2004 to September 30, 2004 was 0.30%.

Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.45% (quarters ended September 30, 2000 and December 31, 2000). Its lowest quarterly return was 0.07% (quarter ended September 30, 2003).

17	HIBERNIA FUNDS

■	Hibernia U.S. Treasury Money Market Fund

Average Annual Total Return Table

The follow table represents the Fund’s Average Annual Total Returns for calender periods ended December 31, 2003.

Calendar Period	Fund
1 Year	0.42%
5 Years	2.92%
10 Years	3.81%

The Fund’s 7-Day Net Yield as of December 31, 2003 was 0.31%. You may call the Fund at 1-800-999-0426 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

HIBERNIA FUNDS 18

PRINCIPAL RISKS OF INVESTING IN A FUND

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund’s share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Hibernia Funds. Also, there is no assurance that a Fund will achieve its investment goal.

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund	Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
Stock Market Risk[1]	✓		✓
Sector Risk[2]	✓	✓	✓	✓	✓
Liquidity Risk[3]			✓
Investing for Growth[4]	✓		✓
Investing for Value[5]	✓		✓
Company Size Risk[6]			✓
Credit Risks[7]		✓		✓	✓	✓
Interest Rate Risk[8]		✓		✓	✓	✓	✓
Prepayment Risk[9]		✓		✓	✓
Call Risk[10]		✓		✓	✓
Tax Risks[11]		✓
Risks of Investing in Louisiana[12]		✓

1	The value of equity securities rise and fall.
2	Because issuers or companies providing credit enhancement with regard to a Fund’s securities may be concentrated in certain industry sectors, the creditworthiness of the Fund’s securities may be adversely affected by developments which adversely affect such sectors.
3	Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.
4	Growth stocks, in particular, may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.
5	Value stocks, in particular, may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.
6	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.
7	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
8	Prices of fixed income securities rise and fall in response to interest rate changes.
9	When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
10	A Fund’s performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
11	Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state’s tax law, could adversely affect shareholders of a Fund.
12	Any economic, political, or regulatory developments affecting the value of the securities in the Fund’s portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Louisiana economy is heavily dependent upon energy prices, both oil and gas. Any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund’s portfolio. Investing in Louisiana municipal securities which meet the Fund’s quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

19	HIBERNIA FUNDS

WHAT ARE THE EQUITY AND INCOME FUNDS’ FEES AND EXPENSES?

EQUITY AND INCOME FUNDS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

	Capital Appreciation Fund Class A Shares	Capital Appreciation Fund Class B Shares	Louisiana Municipal Income Fund Class A Shares	Louisiana Municipal Income Fund Class B Shares	Mid Cap Equity Fund Class A Shares	Mid Cap Equity Fund Class B Shares	Total Return Bond Fund	U.S. Government Income Fund
Shareholder Transaction Expenses
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	3.00%	None	4.50%	None	3.00%	3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None	None	None	None	None	None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%(1)	None	5.50%(1)	None	5.50%(1)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2] (As a percentage of average net assets)
Management Fee[3]	0.75%	0.75%	0.45%	0.45%	0.75%	0.75%	0.70%	0.45%
Distribution (12b-1 Fee)[4]	0.25%	0.75%	0.25%	0.75%	0.25%	0.75%	0.25%	0.25%
Shareholder Services Fee	None	0.25%	None	0.25%	None	0.25%	None	None
Other Expenses	0.25%	0.25%	0.38%	0.38%	0.45%	0.45%	0.46%	0.31%
Total Annual Fund Operating Expenses	1.25%	2.00%(5)	1.08%	1.83%(5)	1.45%	2.20%(5)	1.41%	1.01%

(1)  The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What Do Shares Cost—Sales Charge When You Redeem.”

(2)  Percentages shown are based on expenses for the entire fiscal year ended August 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2004.

Total Waiver of Fund Expenses	0.00%	0.00%	0.33%	0.23%	0.00%	0.00%	0.40%	0.31%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.25%	2.00%	0.75%	1.60%	1.45%	2.20%	1.01%	0.70%
(3)	The Adviser voluntarily waived a portion of the management fee of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. This voluntary waiver can be terminated at any time. The management fee paid by Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund (after voluntary reduction) was 0.22%, 0.30% and 0.24%, respectively, for the fiscal year ended August 31, 2004.
(4)	The distribution (12b-1) fee for Louisiana Municipal Income Fund’s Class A Shares and U.S. Government Income Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Louisiana Municipal Income Fund’s Class A Shares and U.S. Government Income Fund (after voluntary reduction) was 0.15% for both Funds for the fiscal year ended August 31, 2004.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the 15th of the following month. Class A Shares incur lower operating expenses than Class B Shares.

HIBERNIA FUNDS 20

EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption
Capital Appreciation Fund—Class A Shares	$572	$829	$1,105	$1,893
Capital Appreciation Fund—Class B Shares	$753	$1,027	$1,278	$2,134
Louisiana Municipal Income Fund— Class A Shares	$407	$633	$878	$1,578
Louisiana Municipal Income Fund— Class B Shares	$736	$976	$1,190	$1,951
Mid Cap Equity Fund—Class A Shares	$591	$888	$1,207	$2,107
Mid Cap Equity Fund—Class B Shares	$773	$1,088	$1,380	$2,344
Total Return Bond Fund	$439	$733	$1,048	$1,940
U.S. Government Income Fund	$400	$612	$841	$1,499
Expenses assuming no redemption
Capital Appreciation Fund—Class B Shares	$203	$627	$1,078	$2,134
Louisiana Municipal Income Fund— Class B Shares	$186	$576	$990	$1,951
Mid Cap Equity Fund—Class B Shares	$223	$688	$1,180	$2,344

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

21	HIBERNIA FUNDS

WHAT ARE THE MONEY MARKET FUNDS’ FEES AND EXPENSES?

MONEY MARKET FUNDS

FEES AND EXPENSES

This table describes the fees and expenses that you pay if you buy and hold Shares of the Funds.

	Cash Reserve Fund Class A Shares	Cash Reserve Fund Class B Shares	U.S. Treasury Money Market Fund
Shareholder Transaction Expenses
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%[1]	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2] (As percentage of average net assets)
Management Fees[3]	0.40%	0.40%	0.40%
Distribution (12b-1 fee)[4]	0.25%	0.75%	0.25%
Shareholder Services Fee	None	0.25%	None
Other Expenses	0.31%	0.31%	0.26%
Total Annual Fund Operating Expenses	0.96%	1.71%[5]	0.91%
(1)	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What Do Shares Cost—Sales Charge When You Redeem.”
(2)	Percentages shown are based on expenses for the entire fiscal year ended August 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2004.

Total Waiver of Fund Expenses	0.40%	1.00%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.56%	0.71%	0.66%
(3)	The Adviser voluntarily waived a portion of the management fee of Cash Reserve Fund. This voluntary waiver can be terminated at any time. The management fee paid by Cash Reserve Fund (after the voluntary reduction) was 0.15% for the fiscal year ended August 31, 2004.
(4)	The distribution (12b-1) fee for Cash Reserve Fund’s Class A Shares and Class B Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by Cash Reserve Fund’s Class A Shares and Class B Shares (after the voluntary reduction) were 0.10% and 0.00%, respectively. Under the Rule 12b-1 distribution plan, U.S. Treasury Money Market Fund can pay the distributor up to 0.25% as a 12b-1 fee. The U.S. Treasury Money Market Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2004. The U.S. Treasury Money Market Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending August 31, 2005.
(5)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the 15th of the following month. Class A Shares incur lower operating expenses than Class B Shares.

HIBERNIA FUNDS 22

EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemption of less than $5,000 may be subject to additional fees. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption
Cash Reserve Fund— Class A Shares	$ 98	$306	$ 531	$1,178
Cash Reserve Fund— Class B Shares	$724	$939	$1,128	$1,821
U.S. Treasury Money Market Fund	$ 93	$290	$ 504	$1,120
Expenses assuming no redemption
Cash Reserve Fund— Class B Shares	$174	$539	$ 928	$1,821

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

23	HIBERNIA FUNDS

PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

■	The Capital Appreciation Fund and the Mid Cap Equity Fund invest principally in equity securities including common stocks.
■	The Louisiana Municipal Income Fund invests principally in tax exempt securities including general obligation bonds and special revenue bonds.
■	The Total Return Bond Fund invests principally in fixed income securities including treasury securities and corporate debt securities in addition to mortgage backed securities, collateralized mortgage obligations and asset backed securities.
■	The U.S. Government Income Fund invests principally in fixed income securities including treasury securities and agency securities in addition to collateralized mortgage obligations.
■	The Cash Reserve Fund invests principally in fixed income securities including corporate debt securities, commercial paper and demand instruments in addition to repurchase agreements.
■	The U.S. Treasury Money Market Fund invests principally in fixed income securities including U.S. Treasury securities in addition to repurchase agreements.

The following are descriptions of each of these principal types of investments.

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Funds invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United

HIBERNIA FUNDS 24

States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

25	HIBERNIA FUNDS

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Louisiana Municipal Income Fund invests in debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies and debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these.

Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The interest from the municipal securities in which the Louisiana Municipal Income Fund invests is, in the opinion of bond counsel for the issuers, or in the opinion of officers of the Hibernia Funds and/or the Adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.)

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

HIBERNIA FUNDS 26

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

During times of unusual market conditions, for defensive purposes and to maintain liquidity, Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest in cash and money market instruments, such as the following:

■	prime commercial paper (rated A-2 or above by Standard & Poor’s (S&P), Prime-2 or above by Moody’s Investors Service (Moody’s), or F-2 or above by Fitch Ratings (Fitch)) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Adviser has determined that such investment presents minimal credit risks;
■	instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the Savings Association Insurance Fund (“SAIF”). These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers’ acceptances;
■	securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;
■	repurchase agreements; and
■	other short-term money market instruments which are not rated but are determined by the Adviser to be of comparable quality to the other temporary obligations in which the Funds may invest.

Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements. Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the Adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary

27	HIBERNIA FUNDS

investments, there is no current intention of generating income subject to federal regular income tax.

For defensive purposes only, Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.

Funds employing defensive tactics may not attain their stated goal relative to the period during which such tactics are employed.

INVESTMENT RATINGS

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSRO. For example, S&P, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade. The U.S. Government Income Fund may invest in corporate bonds rated A or better by S&P, Moody’s or Fitch. The Louisiana Municipal Income Fund and Total Return Bond Fund each invest in securities rated Baa or better by Moody’s or BBB or better by S&P or Fitch.

Money market instruments and commercial paper in which the Funds normally invest are rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody’s or F-1 or F-2 by Fitch.

The notes, warrants, rights and convertible securities in which the Funds invest are rated at least BBB by S&P or Fitch, or at least Baa by Moody’s, or if not rated, are determined by the Adviser to be of comparable quality.

The securities in which the Cash Reserve Fund invests must be rated in the highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The Fund has been rated AAAm by Moody’s and in the highest class of acceptable investments by the National Association of Insurance Companies.

If a security loses its rating or has its rating reduced after a Fund purchases it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

INDUSTRY CONCENTRATION

As previously stated, the Cash Reserve Fund may invest 25% or more of its assets in commercial paper and variable rate demand notes. Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund’s total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund’s portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

PORTFOLIO TURNOVER

The Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Bond Fund actively trade portfolio securities in an attempt to achieve their respective goal. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on the Fund’s performance.

HIBERNIA FUNDS 28

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN A FUND?

STOCK MARKET RISKS

■	The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s Share price may decline.
■	The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

■	Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

■	Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS RELATED TO INVESTING FOR GROWTH

■	Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

■	Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

■	Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
■	Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

■	Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar

29	HIBERNIA FUNDS

securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

■	Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

■	Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
■	Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.
■	Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
■	Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
■	Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

PREPAYMENT RISKS

■	Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

■

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or

HIBERNIA FUNDS 30

market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS

■	Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
■	If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS

■	In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Louisiana Municipal Income Fund to shareholders to be taxable.
■	Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS OF INVESTING IN LOUISIANA MUNICIPAL INCOME FUND

Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of Louisiana Municipal Income Fund to achieve its goal also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.

Further, the Louisiana economy is predominated by oil and gas; both the exploration and production. Any adverse economic conditions or developments affecting these industries, the state of Louisiana or its municipalities could impact Louisiana Municipal Income Fund’s portfolio. Investing in Louisiana municipal securities which meet Louisiana Municipal Income Fund’s quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

The Louisiana Municipal Income Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund’s total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.

Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities.

Non-diversification

The Louisiana Municipal Income Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund’s portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund’s portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund’s total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund’s total assets could be invested in a single issuer, but only if the Adviser believes such a strategy to be appropriate. In addition,

31	HIBERNIA FUNDS

the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund’s total assets, not exceed 50% of the value of the Fund’s total assets.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund (collectively, the Equity and Income Funds) receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). From time to time a Fund may purchase foreign securities that trade on foreign markets on days the NYSE is closed. Thus, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares. NAV of the Equity and Income Funds is determined at the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

The Capital Appreciation Fund and Mid Cap Equity Fund generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Cash Reserve Fund and U.S. Treasury Money Market Fund (the Money Market Funds) attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Money Market Funds do not charge a front-end sales charge. When the Money Market Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV of the Money Market Funds is determined at 11:00 a.m. (Central time) and as of the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

Each of the Funds reserve the ability to modify, in response to and for the duration of any extraordinary circumstances, when the Funds will be open for purchase, exchange and redemption transactions and when the Funds will calculate NAV.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in a Fund. Keep in mind that investment professionals may also charge you fees for their services in connection with your Share transactions.

With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. The Funds may choose to waive these minimum investment requirements for Hibernia National Bank (HNB) or its affiliates and for directors and employees of HNB and the immediate family members of these individuals.

HIBERNIA FUNDS 32

Fund/Shares Offered	Minimum Initial/ Subsequent Investment Amounts	Maximum Sales Charges
		Front-End Sales Charge[1]	Contingent Deferred Sales Charge[2]
Capital Appreciation Fund Mid Cap Equity Fund Class A Shares	$1,000/$100	4.50%	0.00%
Louisiana Municipal Income Fund Class A Shares	$1,000/$100	3.00%	0.00%
Total Return Bond Fund U.S. Government Income Fund Shares	$1,000/$100	3.00%	0.00%
Cash Reserve Fund Class A Shares	$1,000/$100	None	None
Capital Appreciation Fund Mid Cap Equity Fund Louisiana Municipal Income Fund Cash Reserve Fund Class B Shares	$1,000/$100	None	5.50%
U.S. Treasury Money Market Fund Shares	$1,000/$100	None	None

1	Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”
2	See “Sales Charge When You Redeem.”

As shown above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund, Louisiana Municipal Income Fund and Shares of Total Return Bond Fund and U.S. Government Income Fund. Among other ways, these Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years).

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares does not always make them preferable to Class A Shares.

33	HIBERNIA FUNDS

SALES CHARGE WHEN YOU PURCHASE

Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold with a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
$0 - $99,999	4.50%	4.71%
$100,000 - $249,000	3.75%	3.90%
$250,000 - $499,000	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 +	0.00%*	0.00%

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

Class A Shares of Louisiana Municipal Income Fund, Shares of Total Return Bond Fund and U.S. Government Income Fund are sold with a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
$0 - $99,999	3.00%	3.09%
$100,000 - $249,000	2.75%	2.83%
$250,000 - $499,000	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 +	0.00%*	0.00%

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above. You or your investment professional must notify the Funds’ Distributor of any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Distributor of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Hibernia Funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs, or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Distributor certain information on your application and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on the Hibernia Funds’ website free of charge, this information is not disclosed separately on the website.

HIBERNIA FUNDS 34

Contingent upon notification to the Distributor, the sales charge at purchase may be reduced or eliminated by:

Larger Purchases

■	purchasing Shares in greater quantities to reduce the applicable sales charge;

Concurrent Purchases

■	combining concurrent purchases of Shares:
–by	you, your spouse, and your children under age 21; or
–made	by a Qualifying Account in the same share class of two or more Funds (other than Money Market Funds);

Accumulated Purchases

■	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or

Letter of Intent

■	signing a letter of intent to purchase a qualifying amount of Shares within 13 months (call your investment professional or the Fund for more information).

A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

ELIMINATING THE SALES CHARGE

Contingent upon notification to the Distributor, the sales charge will be eliminated when you purchase Shares:

■	within 30 days (within 120 days for IRA accounts) of redeeming Shares of an equal or greater amount of the same share class;
■	by exchanging shares from the same share class of another Fund (other than a Money Market Fund);
■	through wrap accounts or other investment programs where you pay the investment professional directly for services;
■	through investment professionals that receive no portion of the sales charge;
■	as a Trustee or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals;
■	as a shareholder that originally became a shareholder of a Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
■	through the Trust Division of HNB or other affiliates of Hibernia, for Funds which are held in a fiduciary, agency, custodial or similar capacity; or
■	of any Class A Shares in excess of $1,000,000.*

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

SALES CHARGE WHEN YOU REDEEM

Redemption proceeds of Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

■	Shares acquired through the reinvestment of dividends and long-term capital gains;
■	Shares held for more than six full years from the date of purchase; and
■	Shares held for fewer than seven years on a first-in, first-out basis.

35	HIBERNIA FUNDS

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund
Shares Held Up To	CDSC
1 year	5.50%
2 years	4.50%
3 years	4.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years of more	0.00%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

Contingent upon notification to the Distributor, you will not be charged a CDSC when redeeming Class B Shares:

■	purchased with reinvested dividends or capital gains;
■	purchased within 30 days (120 days for an IRA account) of redeeming Shares of an equal or lesser amount;
■	that you exchanged into the same share class of another Hibernia Fund if the Shares were held for the applicable CDSC holding period (other than a money market fund);
■	purchased through investment professionals who did not receive advanced sales payments;
■	if, after you purchase Shares, you become disabled as defined by the IRS;
■	if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
■	if your redemption is a required retirement plan distribution; or
■	upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

CONVERSION FEATURE

Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder’s order to purchase Class B Shares was accepted. At the end of this eight-year period, Class B Shares will automatically convert to Class A Shares on or about the 15th of the following month of, as applicable, Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund or Cash Reserve Fund, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares and will no longer be subject to a shareholder services fee. Such conversion will be on the basis of the relative NAV of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. This conversion is a non-taxable event.

For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.

HIBERNIA FUNDS 36

HOW ARE THE FUNDS SOLD?

The Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund each offer two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. Total Return Bond Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund each offer a single class of Shares.

The Funds’ Distributor, Edgewood Services, Inc., markets the Funds’ Shares described in this prospectus to institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

The Louisiana Municipal Income Fund may not be a suitable investment for retirement plans or for non-Louisiana taxpayers because it invests in Louisiana municipal securities.

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan, which allows each Fund to pay fees for marketing and administrative services to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of a Fund’s Shares. Because the Funds pay marketing and administrative fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

The Distributor may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, up to 0.25% for Shares of the Total Return Bond Fund, U.S. Government Income Fund and the U.S. Treasury Money Market Fund and up to 0.75% for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan.

HOW TO PURCHASE SHARES

You may purchase Shares through HNB, Hibernia Investments, L.L.C. (HILLC) or an investment professional (broker/dealer). Shares of the Money Market Funds may be purchased directly from the Distributor. Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any request to purchase or exchange Shares. For example, to protect against check fraud, the Funds may reject any purchase request involving a check that is not made payable to The Hibernia Funds (including but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH HILLC

You may call HILLC toll-free at 1-800-999-0426 to purchase Shares of all the Funds. Texas residents may purchase Shares only through HILLC.

Purchase orders for the Funds (except the Money Market Funds) are considered received when the appropriate Fund or its agent is notified of the purchase order. Purchase orders must be received by HNB or HILLC before 3:00 p.m. (Central time) and must be transmitted by HNB or HILLC to the appropriate Fund or its agent before 4:00 p.m. (Central time) in order for Shares to be purchased at that day’s public offering price.

Payment for Shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order.

37	HIBERNIA FUNDS

Purchase orders for the Money Market Funds are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Purchase orders must be received before 2:00 p.m. (Central time), and payment by wire must be received by the close of the Federal Reserve wire transfer system the same day as the order to receive that day’s dividend. Purchase orders for the Money Market Funds may still be placed after 2:00 p.m. (Central time) but payment for such orders by federal funds must be received on the next business day and you will not earn dividends for that day. If your check does not clear, your purchase order will be canceled and you could be liable for any losses or fees the Funds or their transfer agent incurs.

Federal funds should be wired as follows:

Hibernia National Bank,

New Orleans, Louisiana

All requests must include:

■	Shareholder Name;
■	Fund Name and Share Class;
■	Title or name of account;
■	and Wire Order Number.

You cannot purchase Shares by wire on holidays or when the Federal Reserve is closed. On days in which the NYSE is open and the Federal Reserve is closed, transactions in the Money Market Funds are restricted. Money movement cannot occur when the Federal Reserve is closed.

THROUGH A BROKER/DEALER

■	You may place an order through brokers and dealers to purchase Shares of the Funds (except U.S. Treasury Money Market Fund and Class A Shares of Cash Reserve Fund). Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HNB or HILLC, which forwards the request to the transfer agent.
■	Purchase requests through registered broker/dealers must be received by HNB or HILLC and transmitted to the Fund before 3:00 p.m. (Central time) in order for Shares to be purchased at that day’s public offering price.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder’s checking account and invested in Fund Shares at the NAV next determined after an order is received, plus the applicable sales charge, if any. A shareholder of a Fund may apply for participation in this program through HNB or HILLC.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

■	directly from HNB or HILLC if you purchased Shares directly from one of them; or
■	through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM HILLC

By Telephone

You may redeem or exchange Shares by calling HILLC at 1-800-999-0426, or the Fund once you have completed the appropriate authorization form (you may exchange Shares by calling the Distributor directly).

Equity and Income Funds

If you call before the end of regular trading on the NYSE (normally 3:00 p.m. Central time) to redeem Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund,

HIBERNIA FUNDS 38

you will receive a redemption amount based on that day’s NAV. If you call after the end of regular trading on the NYSE to redeem Shares of such Funds, you will receive a redemption amount based upon the next calculated NAV.

Money Market Funds

If you call before 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the same day. You will not receive that day’s dividend.

If you call after 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the following business day. You will receive that day’s dividend.

By Mail

You may redeem or exchange Shares by mailing a written request to HNB or HILLC.

Equity and Income Funds

You will receive a redemption amount based on the next calculated NAV after the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund receives your written request in proper form.

Money Market Funds

Your redemption request for a Money Market Fund will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

HILLC

313 Carondelet Street

New Orleans, Louisiana 70130

All requests must include:

■	Shareholder Name;
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or HILLC at 1-800-999-0426 if you need special instructions.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 3:00 p.m. Central time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional or its agent.

Signature Guarantees

Signatures must be guaranteed if:

■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record or wired to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

39	HIBERNIA FUNDS

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to five days:

■	to allow your purchase to clear;
■	during periods of market volatility; or
■	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

Shareholders of any of the Funds are shareholders of Hibernia Funds. You may exchange Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, and Cash Reserve Fund or Shares of Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund for Shares of each of the portfolios of Hibernia Funds through a telephone exchange program. Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may be exchanged for another Hibernia Fund’s Class B Shares through a telephone exchange program.

To do this, you must:

■	ensure that the account registrations are identical;
■	you must exchange Shares having an NAV of at least $1,000; and
■	receive a prospectus for the Fund into which you wish to exchange.

When an exchange is made from a Fund with a front end sales charge to a Fund with no front end sales charge, the Shares exchanged and acquired through reinvested dividends retain the character of the exchanged Shares for purposes of exercising further exchange privileges; thus, an exchange of such Shares for Shares of a Fund with a front end sales charge would be at NAV.

An exchange of Class B Shares for Class B Shares of another Hibernia Fund will not be subject to a CDSC. However, if the shareholder redeems the exchanged for Shares within six years of the original purchase of Class B Shares, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange.

The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Hibernia Funds.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP)

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the application or contact your investment professional, HNB or HILLC. Your account value must have a value of at least $10,000, other than retirement accounts, at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund or Shares of Total Return Bond Fund or U.S. Government Income Fund subject to a sales charge while redeeming Shares using this program.

HIBERNIA FUNDS 40

Systematic Withdrawal Program On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

■	you redeem 12% or less of your account value in a single year;
■	you reinvest all dividends and capital gains distributions; and
■	your account has at least a $10,000 balance when you establish the SWP (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Capital Appreciation Fund and Mid Cap Equity Fund declare and pay any dividends quarterly to shareholders. The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend. The Money Market Funds declare any dividends daily and pay them monthly to shareholders.

If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares (other than Money Market Fund Shares) just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or HNB for information concerning when dividends and capital gains will be paid.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

41	HIBERNIA FUNDS

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all the Funds (except Louisiana Municipal Income Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund	Distributions are expected to be primarily
Capital Appreciation Fund	Capital Gains
Mid Cap Equity Fund	Capital Gains
Total Return Bond Fund	Dividends
U.S. Government Income Fund	Dividends
Cash Reserve Fund	Dividends
U.S. Treasury Money Market Fund	Dividends

With regard to the Louisiana Municipal Income Fund, it is anticipated that distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from Louisiana state personal income tax to the extent they are derived from interest on obligations exempt from Louisiana personal income taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. It is likely that you will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Hibernia Asset Management. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is Hibernia National Bank, Attn: Hibernia Funds, P.O. Box 61540, New Orleans, Louisiana 70161.

HNB, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation (“Hibernia”). HNB has acted as investment adviser to the Trust since its inception in 1988. In 2000, HNB established a separately identifiable division, Hibernia Asset Management (“HAM”), through which all of its investment advisory services are conducted. HAM is an investment adviser registered under the 1940 Act. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.

Hibernia is the largest publicly traded national banking company headquartered near the Gulf of Mexico—the area loosely defined as the Gulf South, including

HIBERNIA FUNDS 42

parts of Louisiana, Texas, Florida, Alabama and Mississippi. Hibernia is a $21.4-billion-asset organization with 311 banking locations in 34 Louisiana parishes and 34 Texas counties. As of September 30, 2004, the Private Client Group of HNB had approximately $8.4 billion under administration of which it had investment discretion over approximately $4 billion. As part of their regular banking operations, HNB may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of HNB. The lending relationship will not be a factor in the selection of securities.

Jeffrey R. Tanguis has been the portfolio manager of the Louisiana Municipal Income Fund since 1988, portfolio manager of Total Return Bond Fund since 1995 and portfolio manager of the U.S. Government Income Fund since September 2003. He joined Hibernia in 1984 and is currently a Vice President of HNB and a portfolio manager for HAM. Mr. Tanguis received a B.S. from Louisiana State University.

Martin C. Sirera has been the portfolio manager of the Cash Reserve Fund and U.S. Treasury Money Market Fund since 1999 and the portfolio manager of the Capital Appreciation Fund and Mid Cap Equity Fund since September 2003. He joined HNB in 1996 and is currently a Vice President of HNB and Senior Equity Portfolio Manager for HAM. His responsibilities include managing the Funds’ portfolios, leading and setting equity investment policy, and managing other portfolios for HAM clients. Prior to joining Hibernia, Mr. Sirera was a portfolio manager for a major Southeastern financial institution from October 1995 through March 1996. Before that, he was a portfolio manager for a major Louisiana based bank from January 1993 through September 1995. He has served as President of the Financial Analysts of New Orleans (“FANO”) and as a grader for Chartered Financial Analyst® exams, and is currently a member of FANO and CFA® Institute. Mr. Sirera is a Chartered Financial Analyst® and received his B.S. degree in Finance from the University of New Orleans.

ADVISORY FEES

The Adviser receives a monthly investment advisory fee at annual rates equal to percentages of the relevant Fund’s average net assets, as follows: Capital Appreciation Fund—0.75%; Louisiana Municipal Income Fund—0.45%; Mid Cap Equity Fund—0.75%; Total Return Bond Fund—0.70%; U.S. Government Income Fund—0.45%; Cash Reserve Fund and U.S. Treasury Money Market Fund—0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP whose report, along with the Funds’ audited financial statements, is included in the Annual Report, which is available upon request.

43	HIBERNIA FUNDS

[THIS PAGE INTENTIONALLY LEFT BLANK]

HIBERNIA FUNDS FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
Capital Appreciation Fund—Class A Shares
2000	$26.07	(0.01)	4.50	4.49	—	(3.15)
2001	$27.41	0.02	(6.07)	(6.05)	—	(0.52)
2002	$20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)
2003	$16.50	0.08(3)	1.31	1.39	(0.07)	—
2004	$17.82	0.08(3)	1.62	1.70	(0.07)	(1.14)
Capital Appreciation Fund—Class B Shares
2000	$25.70	(0.18)	4.39	4.21	—	(3.15)
2001	$26.76	(0.18)	(5.87)	(6.05)	—	(0.52)
2002	$20.19	(0.11)	(3.31)	(3.42)	—	(0.92)
2003	$15.85	(0.04)(3)	1.25	1.21	—	—
2004	$17.06	(0.06)(3)	1.56	1.50	—	(1.14)
Louisiana Municipal Income Fund—Class A Shares
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)
2001	$10.85	0.53(3)	0.50	1.03	(0.53)	(0.02)
2002	$11.33	0.51(4)	0.07(4)	0.58	(0.51)	(0.00)(5)
2003	$11.40	0.50	(0.12)	0.38	(0.50)	(0.07)
2004	$11.21	0.48	0.17	0.65	(0.47)	(0.03)
Louisiana Municipal Income Fund—Class B Shares
2002(6)	$11.36	0.34(4)	0.05(4)	0.39	(0.35)	(0.00)(5)
2003	$11.40	0.40	(0.12)	0.28	(0.40)	(0.07)
2004	$11.21	0.38	0.19	0.57	(0.38)	(0.03)
Mid Cap Equity Fund—Class A Shares
2000	$11.35	(0.05)	4.71	4.66	—	—
2001	$16.01	(0.03)	(2.12)	(2.15)	—	(1.29)
2002	$12.57	(0.02)	(1.01)	(1.03)	—	(0.08)
2003	$11.46	(0.05)(3)	1.51	1.46	—	—
2004	$12.92	(0.02)(3)	1.56	1.54	—	(0.07)
Mid Cap Equity Fund—Class B Shares
2000	$11.29	(0.11)	4.63	4.52	—	—
2001	$15.81	(0.11)	(2.13)	(2.24)	—	(1.29)
2002	$12.28	0.18	(1.26)	(1.08)	—	(0.08)
2003	$11.12	(0.14)(3)	1.46	1.32	—	—
2004	$12.44	(0.12)(3)	1.50	1.38	—	(0.07)
Total Return Bond Fund
2000	$9.68	0.59	(0.07)	0.52	(0.58)	—
2001	$9.62	0.57	0.56	1.13	(0.59)	—
2002	$10.16	0.52(3)(8)	—(8)	0.52	(0.53)	—
2003	$10.15	0.45(3)	(0.11)	0.34	(0.51)	—
2004	$9.98	0.41(3)	(0.05)	0.36	(0.45)	—
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
3	Based on average shares outstanding.
4	Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain/loss per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated August 31, 2004, which can be obtained free of charge.

45	HIBERNIA FUNDS

			Ratio to Average Net Assets

Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(3.15)	$27.41	18.55%	1.20%	(0.04)%	—	$380,073	8%
(0.52)	$20.84	(22.37)%	1.21%	0.07%	—	$265,817	2%
(0.94)	$16.50	(17.18)%	1.23%	0.18%	—	$217,744	3%
(0.07)	$17.82	8.46%	1.27%	0.48%	—	$234,905	29%
(1.21)	$18.31	9.87%	1.25%	0.41%	—	$239,871	22%

(3.15)	$26.76	17.65%	1.95%	(0.79)%	—	$21,159	8%
(0.52)	$20.19	(22.93)%	1.96%	(0.68)%	—	$15,245	2%
(0.92)	$15.85	(17.83)%	1.98%	(0.57)%	—	$11,849	3%
—	$17.06	7.63%	2.02%	(0.27)%	—	$11,865	29%
(1.14)	$17.42	9.08%	2.00%	(0.34)%	—	$11,981	22%

(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%
(0.55)	$11.33	9.79%	0.66%	4.83%	0.33%	$98,822	9%
(0.51)	$11.40	5.32%	0.71%	4.59%(4)	0.33%	$84,361	10%
(0.57)	$11.21	3.33%	0.74%	4.36%	0.33%	$81,468	9%
(0.50)	$11.36	5.88%	0.75%	4.20%	0.33%	$78,288	11%

(0.35)	$11.40	3.60%	1.59%(7)	3.76%(4,7)	0.23%(7)	$2,824	10%
(0.47)	$11.21	2.47%	1.59%	3.51%	0.23%	$4,127	9%
(0.41)	$11.37	5.08%	1.60%	3.35%	0.23%	$3,569	11%

—	$16.01	41.06%	1.72%	(0.35)%	0.23%	$26,171	32%
(1.29)	$12.57	(14.05)%	1.58%	(0.21)%	0.15%	$36,985	20%
(0.08)	$11.46	(8.27)%	1.57%	(0.51)%	—	$42,545	12%
—	$12.92	12.74%	1.55%	(0.48)%	—	$59,735	25%
(0.07)	$14.39	12.01%	1.45%	(0.14)%	—	$74,783	51%

—	$15.81	40.04%	2.47%	(1.10)%	0.23%	$4,090	32%
(1.29)	$12.28	(14.86)%	2.33%	(0.94)%	0.15%	$3,548	20%
(0.08)	$11.12	(8.87)%	2.32%	(1.26)%	—	$3,450	12%
—	$12.44	11.87%	2.30%	(1.23)%	—	$3,795	25%
(0.07)	$13.75	11.19%	2.20%	(0.89)%	—	$4,321	51%

(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%
(0.59)	$10.16	12.08%	0.97%	5.79%	0.30%	$71,060	8%
(0.53)	$10.15	5.39%	1.01%	5.18%(8)	0.30%	$47,428	0%
(0.51)	$9.98	3.38%	1.01%	4.38%	0.40%	$48,563	20%
(0.45)	$9.89	3.72%	1.01%	4.08%	0.40%	$51,957	22%
and	supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
5	Represents less than $0.01.
6	Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.
7	Computed on an annualized basis.
8	Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

HIBERNIA FUNDS 46

HIBERNIA FUNDS FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income
U.S. Government Income Fund
2000	$9.81	0.58	0.03	0.61	(0.57)
2001	$9.85	0.59	0.46	1.05	(0.60)
2002	$10.30	0.61(3)	0.13(3)	0.74	(0.56)
2003	$10.48	0.42(4)	(0.11)	0.31	(0.49)
2004	$10.30	0.38(4)	0.03	0.41	(0.41)
Cash Reserve Fund—Class A Shares
2000	$1.00	0.05	—	0.05	(0.05)
2001	$1.00	0.05	—	0.05	(0.05)
2002	$1.00	0.01	(0.00)(5)	0.01	(0.01)
2003	$1.00	0.01	0.00(5)	0.01	(0.01)
2004	$1.00	0.005	0.000(6)	0.005	(0.005)
Cash Reserve Fund—Class B Shares
2000	$1.00	0.04	—	0.04	(0.04)
2001	$1.00	0.04	—	0.04	(0.04)
2002	$1.00	0.01	(0.00)(5)	0.01	(0.01)
2003	$1.00	0.01	0.00(5)	0.01	(0.01)
2004	$1.00	0.003	0.001	0.004	(0.004)
U.S. Treasury Money Market Fund
2000	$1.00	0.05	—	0.05	(0.05)
2001	$1.00	0.05	—	0.05	(0.05)
2002	$1.00	0.01	—	0.01	(0.01)
2003	$1.00	0.01	—	0.01	(0.01)
2004	$1.00	0.003	—	0.003	(0.003)

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
3	Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
4	Based on average shares outstanding.
5	Represents less than $0.01.
6	Represents less than $0.001.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated August 31, 2004, which can be obtained free of charge.

47	HIBERNIA FUNDS

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$85,017	27%
$10.48	7.39%	0.69%	4.87%(3)	0.31%	$85,093	39%
$10.30	3.01%	0.70%	3.97%	0.31%	$89,573	31%
$10.30	4.08%	0.70%	3.71%	0.31%	$82,231	29%

$1.00	5.10%	0.94%	5.03%	—	$232,410	—
$1.00	4.66%	0.90%	4.47%	—	$244,254	—
$1.00	1.27%	0.84%	1.28%	0.06%	$212,320	—
$1.00	0.80%	0.53%	0.81%	0.40%	$182,575	—
$1.00	0.55%	0.56%	0.55%	0.40%	$166,616	—

$1.00	4.31%	1.69%	4.27%	—	$189	—
$1.00	3.88%	1.65%	3.34%	—	$509	—
$1.00	0.84%	1.30%	0.81%	0.35%	$696	—
$1.00	0.57%	0.89%	0.45%	0.79%	$677	—
$1.00	0.40%	0.71%	0.39%	1.00%	$417	—

$1.00	5.15%	0.63%	4.99%	—	$198,457	—
$1.00	4.68%	0.64%	4.56%	—	$210,102	—
$1.00	1.38%	0.62%	1.37%	—	$193,535	—
$1.00	0.62%	0.65%	0.61%	—	$221,334	—
$1.00	0.34%	0.66%	0.34%	—	$152,264	—

HIBERNIA FUNDS 48

A Statement of Additional Information (SAI) dated October 31, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-999-0426.

These documents, as well as additional information about the Funds, are also available on the Hibernia Funds’ website at http://www.Hiberniafunds.com.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Hibernia Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7010

www.Hiberniafunds.com

Edgewood Services, Inc., Distributor of the Funds

Investment Company Act File No. 811-5536

Cusip 428661102

Cusip 428661201

Cusip 428661508

Cusip 428661862

Cusip 428661607

Cusip 428661706

Cusip 428661805

Cusip 428661888

Cusip 428661300

Cusip 428661409

Cusip 428661870

006584 (10/04)

HIBERNIA FUNDS

Hibernia Capital Appreciation Fund

CLASS A SHARES

CLASS B SHARES

Hibernia Louisiana Municipal

Income Fund

CLASS A SHARES

CLASS B SHARES

Hibernia Mid Cap Equity Fund

CLASS A SHARES

CLASS B SHARES

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

CLASS A SHARES

CLASS B SHARES

Hibernia U.S. Treasury Money

Market Fund

PORTFOLIOS OF HIBERNIA FUNDS

OCTOBER 31, 2004

PROSPECTUS

Edgewood Services, Inc., Distributor of the Funds 006584 (10/04)

--------------------------------------------------------------------------
                              HIBERNIA FUNDS
--------------------------------------------------------------------------
                   Statement of Additional Information
                   October 31, 2004

                    Hibernia Capital Appreciation Fund
                    Class A Shares And Class B Shares

                 Hibernia Louisiana Municipal Income Fund
                    Class A Shares And Class B Shares

                       Hibernia Mid Cap Equity Fund
                    Class A Shares And Class B Shares

                     Hibernia Total Return Bond Fund

                   Hibernia U.S. Government Income Fund

                        Hibernia Cash Reserve Fund
                    Class A Shares And Class B Shares

                 Hibernia U.S. Treasury Money Market Fund

                      (Portfolios of Hibernia Funds)

   This  Statement  of  Additional  Information  (SAI)  is not a
prospectus.   Read  this  SAI  in  conjunction  with  the  prospectus  for
Hibernia  Capital  Appreciation  Fund,  Class A Shares and Class B Shares,
Hibernia  Louisiana  Municipal  Income  Fund,  Class A Shares  and Class B
Shares,  Hibernia Mid Cap Equity Fund,  Class A Shares and Class B Shares,
Hibernia  Total Return Bond Fund,  Hibernia U.S.  Government  Income Fund,
Hibernia  Cash  Reserve  Fund,  Class A Shares  and  Class B  Shares,  and
Hibernia  U.S.  Treasury  Money Market Fund  (collectively,  "The Funds")
dated October 31, 2004.

   This SAI  incorporates  by reference the Funds' Annual  Report.  Obtain
the   prospectus   or  the  Annual  Report   without   charge  by  calling
1-800-999-0426.

Contents

How are the Funds Organized?                     2
Securities in Which the Funds Invest             2
What Do Shares Cost?                            22
How are the Funds Sold?                         24
Exchanging Securities for Shares                25
Redemption in Kind                              25
Massachusetts Partnership Law                   25
Account and Share Information                   26
Tax Information                                 27
Who Manages and Provides Services to the Funds? 28
How Do the Funds Measure Performance?           37
Financial Information                           44
Investment Ratings                              44
Addresses                         InsideBack Cover


Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
006897 (10/04)

 HOW ARE THE FUNDS ORGANIZED?

   Hibernia  Capital   Appreciation  Fund  (Capital   Appreciation  Fund),
Hibernia  Mid Cap  Equity  Fund  (Mid Cap  Equity  Fund),  Hibernia  Total
Return  Bond Fund  (Total  Return Bond  Fund),  Hibernia  U.S.  Government
Income  Fund  (U.S.  Government  Income  Fund)  (together,  the Equity and
Income  Funds) are  diversified  portfolios  of  Hibernia  Funds  (Trust).
Hibernia   Cash  Reserve  Fund  (Cash  Reserve  Fund)  and  Hibernia  U.S.
Treasury Money Market Fund (U.S.  Treasury  Money Market Fund)  (together, the Money  Market  Funds) are also  diversified  portfolios  of the Trust.
Hibernia  Louisiana  Municipal  Income Fund  (Louisiana  Municipal  Income
Fund)  is a  non-diversified  portfolio  of the  Trust.  The  Trust  is an
open-end,   management  investment  company  that  was  established  as  a
Massachusetts  business  trust  under  the  laws  of the  Commonwealth  of
Massachusetts on April 8, 1988.

   The Board of  Trustees  (the  Board)  has  established  two  classes of shares  of the  Capital  Appreciation  Fund,  Louisiana  Municipal  Income
Fund,  Mid Cap Equity Fund and Cash Reserve Fund,  known as Class A Shares and  Class B  Shares.  This SAI  relates  to all of the  Funds  and  their respective  classes of Shares (Shares).  The Funds' investment  adviser is
Hibernia  Asset  Management,   a  separately   identifiable   division  of
Hibernia National Bank (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The following is a table that indicates which types of securities are a:
P = Principal investment of a Fund; (shaded in chart)
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

---------------------------------------------------------------------------------------------------------------------
Securities in which        Capital      Louisiana      Mid Cap    Total           U.S.       Cash           U.S.
the Funds Invest:       Appreciation    Municipal    Equity Fund  Return       Government    Reserve      Treasury
                            Fund       Income Fund                Bond Fund    Income Fund      Fund       Money
                                                                                                        Market Fund
---------------------------------------------------------------------------------------------------------------------
Equity Securities             P             N             P           N             N            N           N
----------------------------------------------------              ---------------------------------------------------
-----------------------                             -----------------------------------------------------------------
  Common Stocks               P             N             P           N             N            N           N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Preferred Stocks            A             N             A           N             N            N           N
------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Warrants                    A             N             A           N             N            N           N
---------------------------------------------------------------------------------------------------------------------
Fixed Income                  A             A             A           P             P            P           P
Securities
--------------------------------------------------------------------------------------------------------------------
  Treasury Securities         A             A             A           P             P            A           P
---------------------------------------------------------------------------------------------------------------------
  Agency Securities           A             A             A           P             P            A           N
------------------------------------------------------------------           ----------------------------------------
  Corporate Debt              A             A             A           P             A            P           N
  Securities
------------------------------------------------------------------           ----------------           -------------
  Commercial Paper1           A             A             A           A             A            P           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Securities in which        Capital      Louisiana      Mid Cap    Total           U.S.       Cash           U.S.
the Funds Invest:       Appreciation    Municipal    Equity Fund  Return       Government    Reserve      Treasury
                            Fund       Income Fund                Bond Fund    Income Fund      Fund       Money
                                                                                                        Market Fund
---------------------------------------------------------------------------------------------------------------------
  Demand Instruments          A             A             A           A             N            P           N
------------------------------------------------------------------                           ------------------------
---------------------------------------             -----------------------------------------           -------------
  Taxable Municipal           N             A             N           A             A            N           N
  Securities
------------------------------------------------------------------                           ------------------------
---------------------------------------------------------------------------------------------------------------------
  Mortgage Backed             N             N             N           P             A            N           N
  Securities
------------------------------------------------------------------                           ------------------------
---------------------------------------------------------------------------------------------------------------------
  Collateralized              N             N             N           P             P            N           N
  Mortgage
  Obligations (CMOs)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------                           ------------------------
  Sequential CMOs             N             N             N           A             A            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Z Classes and               N             N             N           A             A            N           N
  Residual Classes
------------------------------------------------------------------           ----------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Asset Backed                N             N             N           P             A            A           N
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Zero Coupon                 A             A             A           A             A            A           A
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Bank Instruments            A             A             A           A             A            A           N
---------------------------------------------------------------------------------------------------------------------
  Credit Enhancement          N             A             N           N             N            A           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Convertible Securities        A             N             A           A             A            N           N
---------------------------------------             -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities         N             P             N           A             N            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  General Obligation          N             P             N           N             N            N           N
  Bonds
---------------------------------------             -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Special Revenue             N             P             N           N             N            N           N
  Bonds
---------------------------------------------------------------------------------------------------------------------
  Private Activity            N             A             N           N             N            N           N
  Bonds
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Securities in which        Capital      Louisiana      Mid Cap    Total           U.S.       Cash           U.S.
the Funds Invest:       Appreciation    Municipal    Equity Fund  Return       Government    Reserve      Treasury
                            Fund       Income Fund                Bond Fund    Income Fund      Fund       Money
                                                                                                        Market Fund
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
  Tax Increment               N             A             N           N             N            N           N
  Financing Bonds
---------------------------------------------------------------------------------------------------------------------
  Municipal Notes             N             A             N           N             N            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Municipal Leases            N             A             N           N             N            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Participation               N             A             N           N             N            N           N
  Interests
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Variable Rate               N             A             N           N             N            A           N
  Demand Instruments
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Foreign Securities2           A             N             A           A             N            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Depositary Receipts         A             N             A           A             N            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Foreign Exchange            A             N             A           A             N            N           N
  Contracts
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Foreign Government          A             N             A           A             N            N           N
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Brady Bonds                 A             N             A           A             N            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Derivative Contracts          A             A             A           A             A            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Futures Contracts3/4        A             A             A           A             A            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Options3                    A             A             A           A             A            N           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Repurchase                  A             A             A           A             A            P           P
  Agreements
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Reverse Repurchase          A             A             A           A             A            A           N
  Agreements
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Delayed Delivery            A             A             A           A             A            A           A
  Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  To Be Announced             A             A             A           N             A            A           N
  Securities (TBAs)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Dollar Rolls                A             A             A           A             A            A           N
---------------------------------------------------------------------------------------------------------------------
  Securities Lending          A             A             A           A             A            N           N
---------------------------------------------------------------------------------------------------------------------
  Asset Coverage              A             A             A           A             A            A           N
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Shares of Other             A             A             A           A             A            A           A
  Investment Companies
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Restricted and              A             A             A           A             A            A           A
  Illiquid Securities5
---------------------------------------------------------------------------------------------------------------------

1 Cash  Reserve  Fund  will not  invest  more than 25% of the value of its total  assets  in any one  industry  except  commercial  paper of  finance companies.

2 The Capital  Appreciation  Fund,  Mid Cap Equity  Fund and Total  Return
Bond  Fund  will  only   purchase   securities   issued  in  U.S.   dollar
denominations  and will not  invest  more  than  15% of  total  assets  in foreign securities.

3 The  Capital  Appreciation  Fund and Mid Cap  Equity  Fund  may  utilize stock  index  futures  contracts,  options  and  options  on  stock  index futures  contracts,  subject  to the  limitation  that the  value of these futures  contracts  and  options  will not exceed 20% of the Fund's  total assets.  Each Fund will  limit its  purchase  of  options so that not more than 20% of its net  assets  will be  invested  in option  premiums.  Each
Fund will limit its option  writing  so that the  assets  underlying  such options will not exceed 25% of its total net assets.

4 A Fund will not  participate in futures  transactions  if the sum of its initial  margin  deposits  will exceed 5% of the value of the market value of the Fund's  total  assets,  after  taking into  account the  unrealized profits and losses on those contracts into which it has entered.

5 The  Funds  may  invest up to 10% of their  respective  total  assets in restricted  securities.  Capital  Appreciation Fund,  Louisiana  Municipal
Income  Fund,  Mid Cap Equity  Fund,  Total  Return  Bond  Fund,  and U.S.
Government  Income  Fund will limit  investments  in  illiquid  securities
(including,  as applicable,  certain restricted  securities not determined by the  Board  to be  liquid,  non-negotiable  time  deposits,  repurchase agreements  providing  for  settlement  in  more  than  seven  days  after notice,  and  over-the-counter  options)  to 15% of their  respective  net assets.  The  Money  Market  Funds  will  limit  investments  in  illiquid securities to 10% of their respective net assets.

   Permitted  securities  and  investment  techniques are set forth in the securities  chart.  Securities  and  techniques  principally  used  by the
Funds  to  meet  their   respective  goals  are  above  described  in  the
prospectus.  Other  securities  and  techniques  used by the Funds to meet their respective goals are described below.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

   Equity  securities  represent  a  share  of an  issuer's  earnings  and assets,  after the issuer  pays its  liabilities.  A Fund  cannot  predict the  income  it  will  receive  from  equity  securities  because  issuers
generally  have   discretion  as  to  the  payment  of  any  dividends  or
distributions.  However,  equity  securities  offer greater  potential for appreciation  than many other  types of  securities,  because  their value
increases  directly  with  the  value  of  the  issuer's   business.   The
following  describes  the  types of equity  securities  in which the Funds may invest.

Preferred Stocks

   Preferred  stocks  have the right to  receive  specified  dividends  or distributions  before  the issuer  makes  payments  on its  common  stock.
Some  preferred  stocks also  participate  in dividends and  distributions paid on common  stock.  Preferred  stocks  may also  permit  the issuer to redeem the stock. A Fund may also treat such  redeemable  preferred  stock as a fixed income security.

Warrants

   Warrants give a Fund the option to buy the issuer's  equity  securities at a  specified  price (the  exercise  price) at a  specified  future date
(the  expiration  date).  The Fund may buy the  designated  securities  by paying  the  exercise  price  before the  expiration  date.  Warrants  may become  worthless  if the  price of the  stock  does not  rise  above  the exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.  Rights are the same
as  warrants,   except  companies   typically  issue  rights  to  existing
stockholders.

FIXED INCOME SECURITIES

   Fixed income  securities pay interest,  dividends or distributions at a specified  rate.  The rate may be a fixed  percentage  of the principal or
adjusted  periodically.   In  addition,  the  issuer  of  a  fixed  income
security  must  repay  the  principal  amount  of the  security,  normally within a specified  time.  Fixed  income  securities  provide more regular income  than  equity  securities.  However,  the  returns on fixed  income securities  are limited and  normally do not  increase  with the  issuer's
earnings.   This  limits  the  potential   appreciation  of  fixed  income
securities as compared to equity securities.

   A security's  yield  measures the annual income earned on a security as a percentage  of its price.  A security's  yield will increase or decrease depending  upon  whether it costs less (a  discount)  or more (a  premium)
than the principal  amount.  If the issuer may redeem the security  before its  scheduled  maturity,  the price and yield on a  discount  or  premium security may change  based upon the  probability  of an early  redemption.
Securities   with  higher  risks   generally  have  higher   yields.   The
following  describes  the types of fixed  income  securities  in which the
Funds may invest:

Taxable Municipal Securities

   Municipal securities are issued by states,  counties,  cities and other
political   subdivisions   and   authorities.   Although  many   municipal
securities  are exempt from  federal  income tax,  the Funds may invest in taxable municipal securities.

Mortgage Backed Securities

   Mortgage   backed   securities   represent   interests   in   pools  of
mortgages.  The  mortgages  that  comprise a pool  normally  have  similar interest  rates,  maturities and other terms.  Mortgages may have fixed or
adjustable   interest  rates.   Interests  in  pools  of  adjustable  rate
mortgages are known as ARMs.

   Mortgage  backed  securities  come in a  variety  of  forms.  Many have
extremely   complicated  terms.  The  simplest  form  of  mortgage  backed securities  are  pass-through  certificates.  An  issuer  of  pass-through
certificates   gathers  monthly   payments  from  an  underlying  pool  of
mortgages.  Then,  the issuer  deducts  its fees and  expenses  and passes the balance of the  payments  onto the  certificate  holders once a month.
Holders  of  pass-through  certificates  receive  a pro rata  share of all payments and  pre-payments  from the  underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

   CMOs,  including  interests in real estate mortgage investment conduits
(REMICs),   allocate   payments  and   prepayments   from  an   underlying
pass-through  certificate  among holders of different  classes of mortgage backed  securities.  This creates  different  prepayment and interest rate risks for each CMO class.

Sequential CMOs

   In a  sequential  pay CMO,  one class of CMOs  receives  all  principal payments and  prepayments.  The next class of CMOs  receives all principal payments  after the first  class is paid off.  This  process  repeats  for each  sequential  class of CMO. As a result,  each class of sequential pay
CMOs reduces the prepayment risks of subsequent classes.

   The  Funds  will  invest  only  in  CMOs  which  are  rated  AAA  by  a nationally  recognized  statistical rating organization  (NRSRO) and which may be: (a)  collateralized  by pools of mortgages in which each  mortgage is  guaranteed  as to payment of  principal  and  interest by an agency or instrumentality  of the U.S.  government;  (b)  collateralized by pools of mortgages in which  payment of principal  and  interest is  guaranteed  by the  issuer  and  such  guarantee  is  collateralized  by U.S.  government securities;  or (c)  securities  in which the proceeds of the issuance are
invested  in  mortgage   securities  and  payment  of  the  principal  and
interest are  supported by the credit of an agency or  instrumentality  of the U.S. government.

Z Classes and Residual Classes

   CMOs  must  allocate  all  payments   received   from  the   underlying
mortgages  to some  class.  To  capture  any  unallocated  payments,  CMOs generally  have an  accrual  (Z)  class.  Z  classes  do not  receive  any payments from the  underlying  mortgages  until all other CMO classes have been paid off.  Once this  happens,  holders of Z class CMOs  receive  all payments  and  prepayments.  Similarly,  REMICs  have  residual  interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of  increased  or decreased  prepayment  risks  depends upon the  structure  of the CMOs.  However,  the actual  returns on any type of mortgage  backed  security  depend upon the  performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Zero Coupon Securities

   Zero coupon  securities  do not pay interest or  principal  until final
maturity  unlike  debt  securities  that  provide  periodic   payments  of
interest  (referred  to as a coupon  payment).  Investors  buy zero coupon
securities  at  a  price  below  the  amount  payable  at  maturity.   The
difference  between  the  purchase  price and the amount  paid at maturity represents  interest  on the zero  coupon  security.  Investors  must wait until  maturity to receive  interest and  principal,  which  increases the interest rate and credit risks of a zero coupon security.

   There are many forms of zero  coupon  securities.  Some are issued at a discount  and are  referred  to as zero  coupon  or  capital  appreciation bonds.  Others are created from interest  bearing bonds by separating  the right to receive  the  bond's  coupon  payments  from the right to receive
the  bond's  principal  due  at  maturity,   a  process  known  as  coupon
stripping.  Treasury  STRIPs,  Treasury Income Growth Receipts (TIGRs) and
Certificates  of Accrual on  Treasuries  (CATs) are the most common  forms of stripped zero coupon  securities.  In addition,  some  securities  give the issuer the option to deliver  additional  securities  in place of cash interest  payments,  thereby  increasing  the amount  payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments

   Bank  instruments are unsecured  interest  bearing deposits with banks.
Bank  instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in
U.S.  dollars  and issued by U.S.  branches of foreign  banks.  Eurodollar instruments  are  denominated  in U.S.  dollars  and  issued  by  non-U.S.
branches of U.S. or foreign banks.

Credit Enhancement

   Credit  enhancement  consists  of an  arrangement  in  which a  company agrees  to pay  amounts  due on a  fixed  income  security  if the  issuer defaults.  In some cases the company  providing credit  enhancement  makes all payments  directly to the security holders and receives  reimbursement from the issuer.  Normally,  the credit  enhancer  has  greater  financial resources  and  liquidity  than the issuer.  For this reason,  the Adviser usually  evaluates  the  credit  risk of a  fixed  income  security  based solely upon its credit enhancement.

   Common  types of credit  enhancement  include  guarantees,  letters  of
credit,   bond  insurance  and  surety  bonds.   Credit  enhancement  also
includes  arrangements  where  securities  or other liquid  assets  secure payment of a fixed  income  security.  If a default  occurs,  these assets may be sold and the proceeds  paid to the  defaulted  security's  holders.
Either  form of  credit  enhancement  reduces  credit  risks by  providing another source of payment for a fixed income security.

Convertible Securities

   Convertible  securities  are fixed  income  securities  that a Fund has the option to exchange  for equity  securities  at a specified  conversion price.  The  option  allows a Fund to  realize  additional  returns if the market price of the equity  securities  exceeds the conversion  price. For example,  a Fund may hold fixed  income  securities  that are  convertible into shares of common  stock at a  conversion  price of $10 per share.  If the market value of the shares of common  stock  reached $12, a Fund could realize  an  additional  $2 per  share  by  converting  its  fixed  income securities.

   Convertible  securities have lower yields than comparable  fixed income securities.  In  addition,  at the time a  convertible  security is issued the  conversion  price exceeds the market value of the  underlying  equity securities.  Thus,  convertible  securities may provide lower returns than non-convertible  fixed income  securities or equity  securities  depending upon changes in the price of the underlying  equity  securities.  However, convertible  securities  permit a Fund to  realize  some of the  potential appreciation  of the  underlying  equity  securities  with  less  risk  of losing its initial investment.

   The  Funds  treat  convertible  securities  as both  fixed  income  and
equity   securities  for  purposes  of  their   investment   policies  and
limitations, because of their unique characteristics.

Tax Exempt Securities

   Tax exempt  securities  are fixed income  securities  that pay interest that is not subject to regular  federal income taxes.  Typically,  states, counties,  cities and other political  subdivisions and authorities  issue tax exempt  securities.  The market  categorizes tax exempt  securities by their source of repayment.

Private Activity Bonds

   Private  activity  bonds are  special  revenue  bonds  used to  finance
private  entities.   For  example,  a  municipality  may  issue  bonds  to
finance a new  factory  to improve  its local  economy.  The  municipality would lend the proceeds  from its bonds to the company  using the factory, and the company  would  agree to make loan  payments  sufficient  to repay the bonds.  The bonds  would be payable  solely  from the  company's  loan payments,  not from any other  revenues  of the  municipality.  Therefore, any default on the loan normally would result in a default on the bonds.

   The  interest  on many  types of private  activity  bonds is subject to the  federal  alternative  minimum  tax  (AMT).  The  Louisiana  Municipal
Income Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

   Tax  increment  financing  (TIF) bonds are payable  from  increases  in taxes or other revenues  attributable  to projects  financed by the bonds.
For  example,   a  municipality   may  issue  TIF  bonds  to  redevelop  a
commercial   area.  The  TIF  bonds  would  be  payable  solely  from  any increase in sales taxes  collected  from  merchants in the area. The bonds could default if merchants'  sales,  and related tax  collections,  failed to increase as anticipated.

Municipal Notes

   Municipal   notes  are   short-term   tax   exempt   securities.   Many
municipalities  issue such notes to fund their current  operations  before collecting  taxes or other  municipal  revenues.  Municipalities  may also issue notes to fund capital  projects  prior to issuing  long-term  bonds.
The issuers  typically  repay the notes at the end of their  fiscal  year, either with taxes,  other  revenues or proceeds from newly issued notes or bonds.

Municipal Leases

   Municipalities  may enter into leases for equipment or  facilities.  In order to comply  with  state  public  financing  laws,  these  leases  are
typically   subject   to  annual   appropriation.   In  other   words,   a
municipality may end a lease,  without  penalty,  by not providing for the lease  payments in its annual  budget.  After the lease  ends,  the leaser can resell the equipment or facility but may lose money on the sale.

   The   Louisiana   Municipal   Income  Fund  may  invest  in  securities
supported  by pools of  municipal  leases.  The most  common type of lease backed  securities are  certificates  of  participation  (COPs).  However, the Fund may also invest directly in individual leases.

Participation Interests

   The  Louisiana   Municipal  Income  Fund  may  purchase   participation
interests from financial  institutions such as commercial  banks,  savings associations,  and  insurance  companies.  These  participation  interests give the Fund an undivided interest in Louisiana municipal securities.

   The municipal  securities  subject to the  participation  interests are
not  limited  to   maturities  of  one  year  or  less,  so  long  as  the
participation  interests  include the right to demand  payment,  typically within  seven  days,  from the issuers of those  interests.  The Fund will purchase only  participation  interests  which have such a demand  feature or which mature in less than one year.  The  financial  institutions  from which the Fund purchases  participation  interests  frequently  provide or secure  irrevocable  letters of credit or  guarantees  to assure  that the participation  interests  are of high  quality.  The Board will  determine that  participation  interests meet the prescribed  quality  standards for the Fund.

Liquidity Puts

   The Louisiana Municipal Income Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date.
These rights are also referred to as standby commitments.

Municipal Bond Insurance

   The Louisiana  Municipal Income Fund may purchase municipal  securities covered by insurance  which  guarantee the timely  payment of principal at
maturity  and  interest  on  such  securities.   These  insured  municipal
securities are either (1) covered by an insurance  policy  applicable to a particular  security,  whether  obtained by the issuer of the  security or by a third party  (Issuer-Obtained  Insurance) or (2) insured under master insurance  policies  issued  by  municipal  bond  insurers,  which  may be purchased by the Fund (Policies).

   The  Fund  will  require  or  obtain   municipal  bond  insurance  when
purchasing  municipal  securities  which  would  not  otherwise  meet  the
Fund's quality  standards.  The Fund may also require or obtain  municipal bond insurance when purchasing or holding  specific  municipal  securities when, in the opinion of the Fund's  Adviser,  such insurance would benefit the Fund,  for  example,  through  improvement  of  portfolio  quality  or
increased   liquidity   of  certain   securities.   The   Fund's   Adviser
anticipates  that more than 50% of the Fund's net assets  will be invested in municipal securities which are insured.

   Issuer-Obtained  Insurance  policies are noncancellable and continue in force  as long as the  municipal  securities  are  outstanding  and  their respective  insurers  remain  in  business.  If a  municipal  security  is covered  by  Issuer-Obtained  Insurance,  then such  security  need not be insured by the Policies purchased by the Fund.

   The Fund may  purchase two types of Policies  issued by municipal  bond insurers.  One type of Policy covers  certain  municipal  securities  only during  the  period  in which  they are in the  Fund's  portfolio.  In the event  that a  municipal  security  covered  by such a Policy is sold from the Fund,  the  insurer of the  relevant  Policy  will be liable  only for those payments of interest and principal which are then due and owing.

   The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The
Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance.
   The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the
characteristics of the municipal security held by the Fund, the annual premium for the Policies are estimated to range from 0.1% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.
   The Fund may purchase Policies from MBIA Corp. (MBIA), AMBAC
Indemnity Corporation (AMBAC), Financial Guaranty Insurance Company
(FGIC), Bond Investors Guaranty Insurance Company (BIG), or any other municipal bond insurer which is rated AAA by Standard & Poor's
(S&P) or Aaa by Moody's Investors Service (Moody's). Each Policy
guarantees the payment of principal and interest on the municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its
Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders.MBIA, AMBAC, FGIC, and BIG will not have the right to withdraw coverage on
securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, and BIG cancel their
Policies for any reason except failure to pay premiums when due. MBIA,
AMBAC, FGIC, and BIG will reserve the right at any time upon 90 days'
written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Board will reserve the right to terminate any policy if it determines that the benefits to the Fund of having its portfolio insured under such policy are not justified by the expense involved.
   Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payment), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value of the Shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities.  However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities, if there occurs any change in the tax exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities.
A "when-issued" municipal security will be covered under the Policies upon the settlement date of the issuer of such "when-issued" municipal security. In determining to insure municipal securities held by the
Fund, each municipal bond insurer has applied its own standards, which correspond generally to the standards established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund. If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the
Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained
Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade
(i.e., rated "BBB") that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investments and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Variable Rate Demand Instruments

   Variable  rate  demand  instruments  are  securities  that  require the issuer or a third  party,  such as a dealer  or bank,  to  repurchase  the security  for  its  face  value  upon  demand.  The  securities  also  pay interest at a variable rate  intended to cause the  securities to trade at their  face  value.  The Funds  treat  demand  instruments  as  short-term securities,  because their  variable  interest rate adjusts in response to changes in market  rates,  even though  their  stated  maturity may extend beyond thirteen months.

Foreign Securities

   Foreign  securities  are securities of issuers based outside the United
States.  The  Funds  consider  an issuer to be based  outside  the  United
States if:

o     it is  organized  under  the  laws  of,  or has a  principal  office located in, another country;

o     the  principal  trading  market  for its  securities  is in  another country; or

o     it (or its  subsidiaries)  derived in its most  current  fiscal year at least 50% of its total  assets,  capitalization,  gross  revenue  or profit  from  goods  produced,  services  performed,  or sales  made in another country.

   Foreign  securities are primarily  denominated  in foreign  currencies.
Along with the risks normally  associated with domestic  securities of the same type,  foreign  securities are subject to currency risks and risks of foreign  investing.  Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

   Depositary  receipts  represent  interests  in  underlying   securities
issued by a foreign  company.  Depositary  receipts  are not traded in the
same  market  as  the   underlying   security.   The  foreign   securities
underlying  American  Depositary  Receipts  (ADRs) are traded  outside the
United  States.  ADRs  provide  a  way  to  buy  shares  of  foreign-based companies  in the United  States  rather  than in overseas  markets.  ADRs are  also  traded  in U.S.  dollars,  eliminating  the  need  for  foreign
exchange   transactions.   The  foreign  securities   underlying  European
Depositary  Receipts  (EDRs),   Global  Depositary  Receipts  (GDRs),  and
International  Depositary  Receipts (IDRs), are traded globally or outside the United  States.  Depositary  receipts  involve  many of the same risks of investing  directly in foreign  securities,  including  currency  risks and risks of foreign investing.

Foreign Exchange Contracts

   In order to convert  U.S.  dollars  into the  currency  needed to buy a foreign  security,  or to convert foreign currency  received from the sale of a foreign  security  into  U.S.  dollars,  a Fund may  enter  into spot currency  trades.  In a spot  trade,  the  Fund  agrees  to  exchange  one currency  for  another at the  current  exchange  rate.  The Fund may also enter  into  derivative  contracts  in  which  a  foreign  currency  is an underlying  asset.  The exchange  rate for currency  derivative  contracts may be  higher  or  lower  than  the  spot  exchange  rate.  Use of  these derivative  contracts  may  increase  or decrease  the Fund's  exposure to currency risks.

Foreign Government Securities

   Foreign  government   securities  generally  consist  of  fixed  income
securities  supported  by national,  state or  provincial  governments  or
similar  political   subdivisions.   Foreign  government  securities  also
include   debt   obligations   of   supranational    entities,   such   as
international   organizations   designed  or  supported  by   governmental
entities   to   promote    economic    reconstruction    or   development,
international   banking  institutions  and  related  government  agencies.
Examples  of these  include,  but are not  limited  to, the  International
Bank for  Reconstruction  and  Development  (the  World  Bank),  the Asian
Development  Bank,  the European  Investment  Bank and the  Inter-American
Development Bank.

   Foreign  government  securities also include fixed income securities of quasi-governmental  agencies that are either  issued by entities  owned by a  national,  state  or  equivalent  government  or are  obligations  of a political  unit that are not  backed  by the  national  government's  full
faith  and  credit.   Further,   foreign  government   securities  include
mortgage-related  securities  issued or guaranteed  by national,  state or provincial governmental  instrumentalities,  including  quasi-governmental agencies.

Brady Bonds

   Brady Bonds are U.S. dollar  denominated  debt obligations that foreign
governments   issue  in  exchange   for   commercial   bank   loans.   The
International  Monetary Fund (IMF)  typically  negotiates  the exchange to cure or avoid a default  by  restructuring  the  terms of the bank  loans.
The  principal  amount  of some  Brady  Bonds  is  collateralized  by zero coupon  U.S.  Treasury  securities  which  have the same  maturity  as the
Brady  Bonds.  However,  neither  the  U.S.  government  nor  the  IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts

      Derivative   contracts  are  financial   instruments   that  require
payments  based upon changes in the values of designated  (or  underlying)
securities,  currencies,  commodities,  financial indices or other assets.
Some  derivative  contracts  (such  as  futures,   forwards  and  options)
require  payments  relating to a future  trade  involving  the  underlying asset.  Other  derivative  contracts  (such  as  swaps)  require  payments relating to the income or returns  from the  underlying  asset.  The other party to a derivative contract is referred to as a counterparty.

   Many  derivative  contracts  are traded on  securities  or  commodities exchanges.  In  this  case,  the  exchange  sets  all  the  terms  of  the contract  except for the price.  Investors  make  payments due under their contracts  through the  exchange.  Most  exchanges  require  investors  to maintain  margin  accounts  through their brokers to cover their potential obligations  to the  exchange.  Parties to the contract  make (or collect)
daily  payments  to the margin  accounts  to reflect  losses (or gains) in the value of their contracts.  This protects  investors  against potential defaults  by the  counterparty.  Trading  contracts  on an  exchange  also
allows   investors  to  close  out  their   contracts  by  entering   into
offsetting contracts.

   For  example,  a Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract  to sell the same asset on the same  date.  If the  offsetting  sale price is more than the original  purchase  price,  the Fund  realizes a gain;  if it is less, the  Fund  realizes  a  loss.  Exchanges  may  limit  the  amount  of open contracts  permitted  at any one time.  Such  limits may  prevent the Fund from closing out a position.  If this  happens,  the Fund will be required to keep the contract  open (even if it is losing  money on the  contract), and to make any payments  required  under the contract  (even if it has to sell portfolio  securities at unfavorable  prices to do so).  Inability to close  out a  contract  could  also  harm the Fund by  preventing  it from disposing  of or  trading  any  assets  it has been  using to  secure  its obligations under the contract.

   The Funds may also trade derivative  contracts  over-the-counter  (OTC)
in   transactions   negotiated   directly   between   a   Fund   and   the
counterparty.  OTC contracts do not  necessarily  have standard  terms, so they cannot be  directly  offset with other OTC  contracts.  In  addition,
OTC contracts with more  specialized  terms may be more difficult to price than exchange traded contracts.

   Depending   upon  how  a  Fund  uses   derivative   contracts  and  the
relationships  between the market value of a  derivative  contract and the underlying  asset,  derivative  contracts  may  increase or  decrease  the
Fund's exposure to interest rate and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.  OTC contracts  also expose the
Fund to credit  risks in the event  that a  counterparty  defaults  on the contract.

   The Funds may trade in the following types of derivative contracts.

Futures Contracts

   Futures  contracts  provide  for  the  future  sale  by one  party  and purchase by another  party of a specified  amount of an  underlying  asset at a specified  price,  date,  and time.  Entering  into a contract to buy an  underlying  asset is  commonly  referred  to as buying a  contract  or holding a long  position  in the asset.  Entering  into a contract to sell an  underlying  asset is  commonly  referred  to as selling a contract  or holding a short  position in the asset.  Futures  contracts are considered to be commodity  contracts.  Futures  contracts  traded OTC are frequently referred to as forward contracts.

   The  Funds  (except  the  Money  Market  Funds)  may buy and  sell  the following types of futures contracts:  financial futures  contracts,  and, in the case of Capital  Appreciation  Fund and Mid Cap Equity Fund,  stock index futures.

   For the immediate future, Capital Appreciation Fund and Mid Cap
Equity Fund will enter into futures contracts directly only when they desire to exercise a financial futures put option in their respective portfolio rather than either closing out the option or allowing it to expire.
Options

   Options are rights to buy or sell an  underlying  asset for a specified price  (the  exercise  price)  during,  or at  the  end  of,  a  specified period.  A call  option  gives  the  holder  (buyer)  the right to buy the underlying  asset from the seller  (writer)  of the  option.  A put option gives the holder the right to sell the  underlying  asset to the writer of the  option.  The writer of the option  receives  a payment,  or  premium, from the buyer,  which the writer  keeps  regardless  of whether the buyer uses (or exercises) the option.

   The Funds may:

o     Buy call options on financial  futures  contracts in anticipation of an increase in the value of the underlying asset;

o     Buy put options on financial  futures  contracts in  anticipation of a decrease  in the value of the  underlying  asset  (Except  Capital
      Appreciation Fund); and

o     Buy or write options to close out existing options positions.

   The Funds may also  write  call  options  on  portfolio  securities  to generate  income from premiums,  and in anticipation of a decrease or only limited  increase in the value of the underlying  asset. If a call written by the Fund is exercised,  the Fund  foregoes any possible  profit from an increase in the market  price of the  underlying  asset over the  exercise price plus the premium received.

   The Funds  may also  write  put  options  on  portfolio  securities  to generate  income  from  premiums,  and in  anticipation  of an increase or only limited  decrease in the value of the  underlying  asset.  In writing puts,  there is a risk that a Fund may be  required  to take  delivery  of the  underlying  asset  when its  current  market  price is lower than the exercise price.

   When a Fund  writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

   Mid  Cap  Equity  Fund  may  utilize  stock  index  futures  contracts, options  and  options on stock  index  futures  contracts,  subject to the limitation  that the value of these  futures  contracts  and options  will not exceed 20% of the Fund's total assets.

   Each Fund will  limit its  purchase  of  options  so that not more than
20% of its net  assets  will be  invested  in option  premiums.  Each Fund will limit its option writing so that the assets  underlying  such options will not exceed 25% of its total net assets.

Hedging

   Hedging  transactions  are  intended  to  reduce  specific  risks.  For example,  to protect a Fund  against  circumstances  that  would  normally cause a Fund's  portfolio  securities  to decline  in value,  the Fund may buy or sell a derivative  contract that would  normally  increase in value under the same  circumstances.  A Fund may also  attempt to hedge by using
combinations   of  different   derivatives   contracts,   or   derivatives
contracts  and  securities.  A Fund's  ability  to hedge may be limited by the costs of the  derivatives  contracts.  A Fund may attempt to lower the cost of hedging by entering  into  transactions  that provide only limited protection,  including  transactions  that (1) hedge only a portion of its portfolio,  (2) use  derivatives  contracts  that cover a narrow  range of circumstances  or  (3) involve  the  sale of  derivatives  contracts  with different  terms.  Consequently,  hedging  transactions  may not eliminate risk even if they work as intended.  In addition,  hedging  strategies are not always  successful,  and could result in increased expenses and losses to the Fund.

Futures And Options Transactions

   The Funds  (except  the Money  Market  Funds)  may engage in or reserve the  right to  engage  in put and call  options,  financial  futures,  and options on futures as  discussed  for those Funds in the  prospectus.  For purposes of Capital  Appreciation Fund and Mid Cap Equity Fund,  financial futures may include stock index futures.

   The Funds will maintain  positions in securities,  option  rights,  and
segregated   cash  subject  to  puts  and  calls  until  the  options  are exercised,  closed,  or have  expired.  An option  position  may be closed out only on an exchange  which  provides a secondary  market for an option of the same series.

Financial Futures Contracts

   A futures  contract is a firm  commitment  by two  parties:  the seller who agrees to make  delivery of the specific  type of security  called for in the  contract  ("going  short")  and  the  buyer  who  agrees  to  take delivery  of  the  security  ("going  long")  at a  certain  time  in  the future.  Financial  futures  contracts call for the delivery of particular
debt  securities   issued  or  guaranteed  by  the  U.S.  Treasury  or  by
specified agencies or instrumentalities of the U.S. government.

   In the  fixed  income  securities  market,  price  moves  inversely  to interest  rates.  A rise in rates  means a drop in  price.  Conversely,  a drop in rates  means a rise in  price.  In order to hedge  their  holdings
of   securities,   the  Funds  could  enter  into   contracts  to  deliver
securities  at  a  predetermined  price  (i.e.,  "go  short")  to  protect themselves  against the  possibility  that the prices of their  securities may  decline  during  the Funds'  anticipated  holding  period.  The Funds would  "go  long"  (agree  to  purchase  securities  in  the  future  at a predetermined price) to hedge against a decline in market interest rates.

Purchasing Put Options on Financial Futures Contracts

   Unlike entering  directly into a futures  contract,  which requires the purchaser  to buy a  financial  instrument  on a set  date at a  specified price,  the purchase of a put option on a futures  contract  entitles (but does not  obligate)  its  purchaser  to decide on or before a future  date whether to assume a short position at the specified price.

   A Fund could  purchase  put  options  on  futures to protect  portfolio securities  against  decreases  in  value  resulting  from an  anticipated increase in market  interest rates or as a means of reducing  fluctuations in the net asset value  ("NAV") of shares of the Fund.  Generally,  if the hedged  portfolio  securities  decrease  in  value  during  the term of an option,  the related  futures  contracts  will also  decrease in value and the  option  will  increase  in  value.  In such  an  event,  a Fund  will normally  close out its  option by  selling an  identical  option.  If the hedge is  successful,  the  proceeds  received  by a Fund upon the sale of the second  option will be large  enough to offset  both the premium  paid by such Fund for the original  option plus the realized  decrease in value of the hedged securities.

   Alternately,  a Fund may  exercise  its put to close out the  position.
To do so, it would  simultaneously  enter into a futures  contract  of the type  underlying  the option  (for a price  less than the strike  price of the  option) and  exercise  the  option.  The Fund would then  deliver the futures  contract  in return for  payment of the strike  price.  If a Fund neither  closes out nor  exercises  an option,  the option  will expire on the date  provided in the option  contract,  and only the premium paid for the contract will be lost.

Writing Call Options on Financial Futures Contracts

   In addition  to  purchasing  put  options on futures,  a Fund may write listed call options on futures  contracts for U.S.  government  securities to hedge its  portfolio  against an  increase  in market  interest  rates.
When  a  Fund  writes  a  call  option  on  a  futures  contract,   it  is
undertaking the obligation of assuming a short futures  position  (selling a futures  contract)  at the fixed  strike  price at any time  during  the life of the option if the option is exercised.  As market  interest  rates rise,  causing  the  prices of  futures  to go down,  a Fund's  obligation under a call  option on a future  (to sell a futures  contact)  costs less to fulfill,  causing  the value of such  Fund's  call  option  position to increase.

   In other words,  as the  underlying  futures  price goes down below the strike  price,  the buyer of the  option  has no reason  to  exercise  the call,  so that Fund  keeps  the  premium  received  for the  option.  This premium  can  offset  the  drop in  value  of  such  Fund's  fixed  income securities which is occurring as interest rates rise.

   Prior to the  expiration  of a call  written by a Fund,  or exercise of it by the  buyer,  such  Fund  may  close  out the  option  by  buying  an identical  option.  If the  hedge is  successful,  the cost of the  second option  will be  less  than  the  premium  received  by the  Fund  for the initial  option.  The new premium  income of the Fund will then offset the decrease in value of the hedged securities.

Writing Put Options on Financial Futures Contracts

   The Funds may write listed put options on financial  futures  contracts for  U.S.  government  securities  to hedge  their  portfolios  against  a decrease in market  interest  rates.  When a Fund writes a put option on a futures  contract,  it receives a premium for  undertaking  the obligation to assume a long futures position  (buying a futures  contract) at a fixed price at any  time  during  the life of the  option.  As  market  interest rates  decrease,  the  market  price of the  underlying  futures  contract increases.

   As the market value of the underlying futures contract  increases,  the buyer of the put option has less  reason to  exercise  the put because the buyer  can  sell  the  same  futures  contract  at a  higher  price in the market.  The  premium  received by the Fund can then be used to offset the higher  prices of portfolio  securities  to be purchased in the future due to the decrease in market interest rates.

   Prior to the  expiration  of the put  option,  or its  exercise  by the buyer,  a Fund may close out the  option  by buying an  identical  option.
If the hedge is  successful,  the cost of buying the second option will be less than the premium received by such Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts

   When a Fund  purchases  a call  option  on a  futures  contract,  it is purchasing  the  right  (not the  obligation)  to  assume  a long  futures position  (buy a futures  contract)  at a fixed  price at any time  during the life of the option.  As market  interest  rates fall, the value of the underlying  futures  contract  will  normally  increase,  resulting  in an increase in value of such Fund's  option  position.  When the market price of the underlying  futures contract  increases above the strike price plus premium  paid,  a Fund  could  exercise  its  option  and buy the  futures contract below market price.

Limitation on Open Futures Position

   A Fund will not maintain  open  positions  in futures  contracts it has sold or call  options  it has  written  on  futures  contracts  if, in the aggregate,  the value of the open  positions  (marked to  market)  exceeds the current  market value of its  portfolio  plus or minus the  unrealized gain or loss on those open  positions,  adjusted  for the  correlation  of volatility  between the hedged  securities and the futures  contracts.  If this  limitation  is exceeded at any time, a Fund will take prompt  action to close  out a  sufficient  number  of open  contracts  to bring its open futures and options positions within this limitation.

Margin in Futures Transactions

   Unlike  the  purchase  or sale of a  security,  a Fund  does not pay or receive  money upon the  purchase or sale of a futures  contract.  Rather, the Fund is required  to deposit an amount of "initial  margin" in cash or
U.S.  Treasury  bills  with  its  custodian  (or the  broker,  if  legally permitted).  The  nature of  initial  margin in  futures  transactions  is different from that of margin in securities  transactions  in that futures contract  initial  margin does not involve the  borrowing  of funds by the
Fund to finance  the  transactions.  Initial  margin is in the nature of a performance  bond or good-faith  deposit on the contract which is returned to the  Fund  upon  termination  of the  futures  contract,  assuming  all contractual obligations have been satisfied.

   A  futures  contract  held by a Fund is  valued  daily at the  official settlement  price of the  exchange  on which  it is  traded.  Each day the
Fund  pays or  receives  cash,  called  "variation  margin,"  equal to the daily  change in value of the futures  contract.  This process is known as
"marking to market."  Variation  margin does not  represent a borrowing or loan by the  Fund  but is  instead  settlement  between  the  Fund and the broker of the  amount  one would  owe the  other if the  futures  contract expires.  In  computing  its daily  NAV,  a Fund will  mark-to-market  its open futures positions.

   The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put and Call Options on Portfolio Securities

   The Funds may purchase  put and call  options on  portfolio  securities to  protect  against  price  movements  in  particular  securities.  A put option  gives a Fund,  in  return  for a  premium,  the  right to sell the underlying  security to the writer  (seller) at a specified  price  during the term of the  option.  A call  option  gives a Fund,  in  return  for a premium, the right to buy the underlying security from the seller.

   Capital  Appreciation  Fund may only buy put  options  which are listed on a recognized options exchange.

Writing Covered Put and Call Options on Portfolio Securities

   As writer of a call option,  a Fund has the  obligation,  upon exercise of the  option  during  the  option  period,  to  deliver  the  underlying security  upon  payment  of  the  exercise  price.  As a  writer  of a put option,  a Fund  has the  obligation  to  purchase  a  security  from  the purchaser of the option upon the exercise of the option.

   A Fund may only write call  options  either on  securities  held in its portfolio  or on  securities  which  it has the  right to  obtain  without payment of further  consideration  (or has  segregated  cash in the amount of any  additional  consideration).  In the  case of put  options,  a Fund will segregate  cash or U.S.  Treasury  obligations  with a value equal to or greater than the exercise price of the underlying securities.

Stock Index Futures and Options

   The Mid Cap Equity Fund may  utilize  stock  index  futures  contracts, options  and  options on stock  index  futures  contracts,  subject to the limitation  that the value of these  futures  contracts  and options  will not exceed 20% of the Fund's total  assets.  These  futures  contracts and options  will be used to handle  cash  flows  into and out of the Fund and to potentially  reduce  transactional  costs,  since  transactional  costs associated  with  futures  and options  contracts  can be lower than costs stemming from direct investments in stocks.

SPECIAL TRANSACTIONS

Repurchase Agreements

   Repurchase  agreements  are  transactions  in  which  the  Fund  buys a security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed upon time and price.  The  repurchase  price  exceeds the sale  price,  reflecting  the  Fund's  return  on  the  transaction.  This return is  unrelated  to the  interest  rate on the  underlying  security.
The Fund will enter into  repurchase  agreements only with banks and other recognized  financial  institutions,  such as securities  dealers,  deemed creditworthy by the Adviser.

   The  Fund's  custodian  or  subcustodian  will take  possession  of the
securities   subject   to   repurchase   agreements.    The   Adviser   or
subcustodian  will monitor the value of the  underlying  security each day to ensure  that the value of the  security  always  equals or exceeds  the repurchase price.

   Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

   Reverse  repurchase  agreements  are  repurchase  agreements in which a
Fund is the seller (rather than the buyer) of the  securities,  and agrees
to  repurchase   them  at  an  agreed  upon  time  and  price.  A  reverse
repurchase  agreement  may be viewed as a type of  borrowing  by the Fund.
Reverse  repurchase  agreements are subject to credit risks.  In addition, reverse  repurchase  agreements  create  leverage  risks  because the Fund must repurchase the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

   Delayed  delivery  transactions,  including  when issued  transactions, are  arrangements  in which a Fund buys  securities for a set price,  with payment  and  delivery  of the  securities  scheduled  for a future  time.
During the period between  purchase and settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the Fund.  The Fund records  the  transaction  when  it  agrees  to  buy  the  securities  and reflects  their value in determining  the price of its shares.  Settlement dates may be a month or more after  entering  into these  transactions  so that  the  market  values  of the  securities  bought  may  vary  from the
purchase  prices.   Therefore,   delayed  delivery   transactions   create
interest  rate  risks  for a  Fund.  Delayed  delivery  transactions  also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

   As with other delayed delivery  transactions,  a seller agrees to issue a TBA  security  at a future  date.  However,  the seller does not specify the  particular  securities  to be  delivered.  Instead,  a Fund agrees to accept any security  that meets  specified  terms.  For example,  in a TBA mortgage  backed  transaction,  a Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not identify the specific  underlying  mortgages until it issues the security.  TBA mortgage  backed  securities  increase  interest rate risks because the underlying  mortgages may be less  favorable than  anticipated by a Fund.

Dollar Rolls

   Dollar  rolls  are  transactions  where a Fund  sells  mortgage  backed securities with a commitment to buy similar,  but not identical,  mortgage backed  securities  on a future date at a lower  price.  Normally,  one or both  securities  involved  are TBA  mortgage  backed  securities.  Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

   The  Funds  (except  the  Money  Market   Funds)  may  lend   portfolio
securities to borrowers  that the Adviser deems  creditworthy.  In return, the  Fund  receives  cash  or  liquid  securities  from  the  borrower  as collateral.  The  borrower  must  furnish  additional  collateral  if  the market  value of the  loaned  securities  increases.  Also,  the  borrower must pay the Fund the  equivalent  of any  dividends or interest  received on the loaned securities.

   The Fund will  reinvest cash  collateral in securities  that qualify as an  acceptable  investment  for the  Fund.  However,  the  Fund  must  pay interest to the borrower for the use of cash collateral.

   Loans  are  subject  to  termination  at the  option of the Fund or the borrower.  The Fund  will not have the right to vote on  securities  while they are on loan,  but it will  terminate  a loan in  anticipation  of any important  vote.  The Fund may pay  administrative  and custodial  fees in connection  with a loan and may pay a  negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities  lending  activities  are subject to interest rate risks and credit risks.

Asset Coverage

   In order to secure  its  obligations  in  connection  with  derivatives contracts or special  transactions,  a Fund will either own the underlying assets,  enter  into  an  offsetting  transaction  or  set  aside  readily marketable  securities  with a value  that  equals or  exceeds  the Fund's obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot  trade  assets used to secure such  obligations  without entering into an offsetting  derivative  contract or terminating a special
transaction.   This  may  cause  the  Fund  to  miss   favorable   trading
opportunities  or to realize  losses on  derivative  contracts  or special transactions.

Investing in Securities of Other Investment Companies

   The  Funds  may  invest  assets  in  securities  of  other   investment
companies,  including the securities of affiliated  money market funds, as
an  efficient  means  of  carrying  out  their  investment   policies  and
managing  their  uninvested  cash.  Any such  investment  by a Fund may be subject  to  duplicate  expenses.  However,  the  Adviser  will  waive its investment  advisory  fee  on  assets  invested  in  securities  of  other
investment   companies.   The  Adviser  believes  that  the  benefits  and
efficiencies  of this approach  should  outweigh the potential  additional expenses.  The Funds may also invest in such securities directly.

Investment Ratings

   A  nationally   recognized   rating   service's   two  highest   rating
categories  are  determined   without   regard  for   sub-categories   and
gradations.  For  example,  securities  rated  SP-1+,  SP-1,  or  SP-2  by
S&P,  MIG-1  or  MIG-2  by  Moody's,  or  F-1+,  F-1,  or F-2 by Fitch
Ratings  ("Fitch")  are  all  considered  to be  rated  in one of the  two highest  short-term rating  categories.  The Cash Reserve Fund will follow applicable  regulations  in  determining  whether a security rated by more than  one  rating  service  can be  treated  as  being  in one of the  two highest short-term rating categories;  currently,  such securities must be rated  by  two  rating  services  in  one  of  their  two  highest  rating categories. See "Regulatory Compliance."

   The  Adviser  will  determine  whether a security is  investment  grade based upon the credit  ratings  given by one or more NRSRO.  For  example, the  S&P,  a rating  service,  assigns  ratings  to  investment  grade securities  (AAA,  AA,  A, and  BBB)  based  on  their  assessment  of the likelihood  of  the  issuer's  inability  to  pay  interest  or  principal
(default)  when due on each security.  Lower credit ratings  correspond to higher credit risk.  If a security has not received a rating,  a Fund must rely entirely upon the Adviser's  credit  assessment  that the security is comparable to investment grade.

INVESTMENT RISKS

   There are many factors  which may affect an  investment  in the Fund. A
Fund's  principal risks are described in the  prospectus.  Additional risk factors are outlined below.

Liquidity Risks

o     Trading  opportunities  are more limited for equity  securities that are not widely held.  This may make it more  difficult to sell or buy a security at a favorable  price or time.  Consequently,  a Fund may have to accept a lower price to sell a security,  sell other  securities  to raise cash or give up an  investment  opportunity,  any of which  could have a negative effect on the Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o     Liquidity  risk also refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative  contract  when it wants to. If this  happens,  the Fund will be  required  to continue to hold the security or keep the position  open,  and the Fund could incur losses.

o     OTC  derivative  contracts  generally  carry greater  liquidity risk than exchange-traded contracts.

Currency Risks

o     Exchange rates for currencies  fluctuate  daily.  The combination of currency  risk and  market  risk  tends to make  securities  traded  in foreign  markets more volatile than  securities  traded  exclusively in the United States.

o     The  Adviser  attempts  to  manage  currency  risk by  limiting  the amount  a  Fund  invests  in  securities  denominated  in a  particular currency.  However,  diversification  will not protect a Fund against a general  increase  in the value of the U.S.  dollar  relative  to other currencies.

Risks of Foreign Investing

o     Foreign  securities pose additional  risks because foreign  economic or  political  conditions  may be  less  favorable  than  those  of the
   United  States.  Securities  in foreign  markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information  (including  financial statements)  as  frequently  or to as great an extent as  companies  in the United  States.  Foreign  companies  may also receive less coverage than U.S  companies by market  analysts  and the  financial  press.  In addition,  foreign countries may lack uniform accounting,  auditing and financial  reporting  standards or regulatory  requirements  comparable to those  applicable  to U.S.  companies.  These  factors may prevent a
   Fund and its Adviser  from  obtaining  information  concerning  foreign
   companies   that  is  as  frequent,   extensive  and  reliable  as  the
   information available concerning companies in the United States.

o     Foreign  countries  may have  restrictions  on foreign  ownership of securities or may impose exchange  controls,  capital flow restrictions
   or  repatriation   restrictions   which  could  adversely   affect  the
   liquidity of a Fund's investments.

o     Trading  opportunities  are more limited for fixed income securities that have not  received  any  credit  ratings,  have  received  ratings below investment grade or are not widely held.

Risks Related To Hedging

   When a Fund uses  financial  futures  and options on futures as hedging devices,  there is a risk that the  prices of the  securities  subject  to the futures  contracts may not correlate  perfectly with the prices of the securities in the Fund's  portfolio.  This may cause the futures contracts
and  any  related  options  to  react   differently   than  the  portfolio
securities  to market  changes.  In addition,  a Fund's  Adviser  could be incorrect  in its  expectations  about the  direction  or extent of market factors,  such as interest rate movements.  In these events,  the Fund may lose money on the  futures  contracts  or  options.  When a Fund  writes a call option,  it retains the risk of a market  decline in the price of the underlying  security,  but gives up the right to capital  appreciation  of that security above the "strike price" of the option.

   It is not certain  that a  secondary  market for  positions  in futures contracts  or for  options  will  exist at all  times.  Although  a Fund's
Adviser   will   consider   liquidity   before   entering   into   options
transactions,  there is no assurance that a liquid  secondary market on an exchange will exist for any particular  futures  contract or option at any particular  time.  The Funds'  ability to establish  and close out futures and options positions depends on this secondary market.

o     A Fund will not  participate in futures  transactions  if the sum of its initial  margin  deposits on open  contracts  will exceed 5% of the market  value of the Fund's  total  assets,  after  taking into account the  unrealized  profits  and losses on those  contracts  into which it has entered;

o     The Funds  will not  enter  into  these  contracts  for  speculative purposes; and

o     Since the Funds do not  constitute a commodity  pool,  they will not market as such,  nor serve as vehicles  for trading in the  commodities futures or commodity options markets.

   In this regard,  the Funds will disclose to all  prospective  investors the  limitations  on its futures and options  transactions,  and will make clear  that  these  transactions  are  entered  into  only for  bona  fide hedging  purposes  or such  other  purposes  permitted  under  regulations promulgated  by the  Commodity  Futures  Trading  Commission  (CFTC).  The
Funds intend to claim an exclusion from  registration  as a commodity pool operator  under  the  regulations  promulgated  by the  CFTC.  When a Fund purchases  futures  contracts or writes put options on futures  contracts, an amount of cash and cash equivalents  equal to the underlying  commodity value of the futures  contracts  (less any  related  margin  deposits)  or equal to the  exercise  price of the put options  will be  deposited  in a segregated  account  with the  Fund's  custodian  (or  broker,  if legally permitted) to  collateralize  the position and thereby insure that the use of such futures contracts is unleveraged.

Fundamental INVESTMENT Objectives and Policies

   The  investment  objectives and  fundamental  policies of the Funds may not be changed by the Board without shareholder approval.

o     Capital  Appreciation  Fund seeks to provide  growth of capital  and income;

o     Louisiana  Municipal  Income  Fund seeks to provide  current  income which is  generally  exempt  from  federal  regular  income tax and the personal income taxes imposed by the state of Louisiana;

o     Mid Equity Cap Fund seeks total return;

o     Total Return Bond Fund seeks to maximize total return;

o     U.S. Government Income Fund seeks to provide current income;

o     Cash Reserve Fund seeks to provide  current income  consistent  with stability of principal; and

o     U.S.  Treasury  Money  Market Fund seeks to provide  current  income consistent with stability of principal and liquidity.

   As a matter of  fundamental  policy,  the  Louisiana  Municipal  Income
Fund will  invest  its  assets so that,  under  normal  circumstances,  at least 80% of its annual  interest  income is exempt from  federal  regular and  Louisiana  state  income  taxes or at least 80% of its net assets are invested in  obligations,  the  interest  income from which is exempt from federal regular and Louisiana state income taxes.

   As a  matter  of  fundamental  policy,  the  average  maturity  of  the
securities   in   Cash   Reserve   Fund's   portfolio,   computed   on   a
dollar-weighted basis, will be 120 days or less.

INVESTMENT LIMITATIONS

Diversification

   With  respect to  securities  comprising  75% of the value of its total
assets,  a  Fund  (except  Louisiana   Municipal  Income  Fund)  will  not
purchase  securities  of any one  issuer  (other  than cash;  cash  items, securities  issued or  guaranteed  by the  government of the United States
or  its   agencies  or   instrumentalities   and   repurchase   agreements
collateralized  by such U.S.  government  securities;  and  securities  of other  investment  companies)  if, as a result,  more than 5% of the value of its total assets  would be invested in  securities  of that issuer,  or the Fund would own more than 10% of the outstanding  voting  securities of that issuer.

Issuing Senior Securities and Borrowing Money

   A Fund may borrow  money,  directly  or  indirectly,  and issue  senior securities to the maximum extent  permitted  under the Investment  Company
Act of 1940 ("1940 Act").

Concentration

   Capital  Appreciation  Fund and Mid Cap Equity Fund will not invest 25%
or more of their  respective  total assets in securities of issuers having their  principal  business  activities in the same industry.  Total Return
Bond Fund  will not  invest  25% or more of the value of its total  assets in any one industry.  However,  investing in U.S.  government  obligations shall not be  considered  investments  in any one  industry.  Cash Reserve
Fund will not  invest  more  than 25% of the value of its total  assets in any one industry except  commercial paper of finance  companies.  However, investing  in bank  instruments  (such as time  and  demand  deposits  and certificates  of deposit),  U.S.  government  obligations  or  instruments
secured  by  these   money   market   instruments,   such  as   repurchase
agreements,  shall  not be  considered  investments  in any one  industry.
With  respect  to  securities  comprising  75% of the  value of its  total assets,  U.S.  Treasury Money Market Fund will not purchase  securities of any one issuer  (other  than  cash,  cash  items or  securities  issued or guaranteed  by the  government  of the United  States or its  agencies  or
instrumentalities  and  repurchase   agreements   collateralized  by  U.S.
Treasury  securities)  if as a  result  more  than 5% of the  value of its total assets  would be invested in the  securities  of that  issuer.  (For purposes of this  limitation,  U.S.  Treasury  Money Market Fund considers instruments  issued by a U.S.  branch of a domestic  bank having  capital, surplus,  and undivided  profits in excess of  $100,000,000 at the time of investment, to be "cash items.")

Investing in Real Estate

   A Fund  may not  purchase  or sell  real  estate,  provided  that  this restriction  does not prevent  the Fund from  investing  in issuers  which invest,  deal,  or  otherwise  engage in  transactions  in real  estate or interests  therein,  or investing in  securities  that are secured by real estate  or  interests  therein.  A Fund  may  exercise  its  rights  under agreements  relating to such  securities,  including  the right to enforce security  interests  and to hold real  estate  acquired  by reason of such enforcement  until  that  real  estate  can be  liquidated  in an  orderly manner.

Investing in Commodities

   A Fund may not purchase or sell  physical  commodities,  provided  that the Fund may purchase securities of companies that deal in commodities.

Underwriting

   A Fund may not  underwrite  the  securities  of other  issuers,  except that  the Fund may  engage  in  transactions  involving  the  acquisition, disposition  or resale of its portfolio  securities,  under  circumstances where it may be considered to be an  underwriter  under the Securities Act of 1933.

Lending

   A Fund may not make  loans,  provided  that this  restriction  does not
prevent  the  Fund  from  purchasing  debt   obligations,   entering  into
repurchase   agreements,   lending   its  assets  to   broker/dealers   or
institutional  investors  and  investing in loans,  including  assignments and participation interests.

   The  above  limitations  cannot be  changed  unless  authorized  by the
Board  and  by  the  "vote  of  a  majority  of  its  outstanding   voting
securities,"  as  defined  by the 1940  Act.  The  following  limitations, however,  may  be  changed  by the  Board  without  shareholder  approval.
Shareholders  will  be  notified  before  any  material  change  in  these limitations becomes effective.

Buying on Margin

   A Fund will not purchase  securities  on margin  provided that the Fund may obtain  short-term  credits  necessary  for the clearance of purchases and sales of securities.

Pledging Assets

   A Fund will not  mortgage,  pledge or  hypothecate  any of its  assets, provided  that this  shall  not apply to the  transfer  of  securities  in connection  with any permissible  borrowing or to collateral  arrangements in connection with permissible activities.

Restricted and Illiquid Securities

   A Fund may  invest  in  restricted  securities.  Restricted  securities are any  securities in which a Fund may invest  pursuant to its investment objective  and  policies but which are subject to  restrictions  on resale under federal  securities  law.  Under  criteria  established by the Board certain  restricted  securities are determined to be liquid. To the extent that  restricted  securities  are not  determined to be liquid,  the Funds will limit their  purchase,  together  with other  illiquid  securities to
15% (for the Money Market Funds, 10%) of their net assets.

Acquiring Securities

   Cash  Reserve  Fund  will not  acquire  the  voting  securities  of any issuer.  It will not invest in  securities  of a company  for the  purpose of exercising control or management.

Investing in Other Investment Companies

   A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies.  It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.
At the present time, the Funds expect that investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

Writing Covered Call Options and Purchasing Put Options

   Capital  Appreciation  Fund and Mid Cap Equity Fund will not write call options  on  securities  unless  the  securities  are  held in the  Fund's portfolio  or unless  the Fund is  entitled  to them in  deliverable  form without  further  payment or after  segregating  cash in the amount of any further  payment.  A Fund will not  purchase  put  options on  securities, other than put options on stock  indices,  unless the  securities are held in the  Fund's  portfolio  and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.

   Total  Return Bond Fund will not  purchase  put  options on  securities unless  the  securities  are held in the Fund's  portfolio.  The Fund will not write put or call  options or purchase  put or call  options in excess of 5% of the value of its total assets.

   U.S.  Government  Income  Fund  will  not  write  covered  put and call options  on  securities  unless  the  securities  are  held in the  Fund's portfolio  or unless  the Fund is  entitled  to them in  deliverable  form without  further  payment  or  after  segregating  cash or  U.S.  Treasury obligations  with a value equal to or greater than the  exercise  price of the  underlying  securities.  The Fund will not  purchase  put  options on securities unless the securities are held in the Fund's portfolio.

Regulatory Compliance

   The  Money   Market  Funds  may  follow   non-fundamental   operational
policies  that  are  more  restrictive  than  the  fundamental  investment limitations,  as set forth in the  prospectus  and this  SAI,  in order to comply with applicable laws and  regulations,  including the provisions of and  regulations  under  the 1940  Act.  In  particular,  the  Funds  will comply  with the  various  requirements  of Rule  2a-7 (the  Rule),  which regulates  money  market  mutual  funds.  The  Funds  will  determine  the effective  maturity of  investments  according to the Rule.  The Funds may change  these  operational  policies  to  reflect  changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

   Market values of the Funds'  (except the Money Market Funds)  portfolio securities are determined as follows:

o     for  equity  securities,  according  to the last  sale  price in the
  market  in  which  they  are   primarily   traded   (either  a  national
  securities exchange or the over-the-counter market), if available;

o     in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o     futures  contracts  and  options  are  generally  valued  at  market values  established  by the  exchanges  on which they are traded at the
   close  of   trading   on  such   exchanges.   Options   traded  in  the
   over-the-counter  market are  generally  valued  according  to the mean between  the  last bid and the  last  asked  price  for the  option  as provided by an investment  dealer or other financial  institution  that deals in the  option.  The  Board  may  determine  in good  faith  that another  method of valuing  such  investments  is necessary to appraise their fair market value;

o     for fixed income  securities,  according to the mean between bid and asked prices as  furnished by an  independent  pricing  service,  except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

   Prices  provided by  independent  pricing  services  may be  determined
without   relying   exclusively   on  quoted   prices  and  may   consider
institutional  trading in similar  groups of securities,  yield,  quality,
stability,   risk,  coupon  rate,   maturity,   type  of  issue,   trading
characteristics,  and other  market  data or  factors.  From time to time, when  prices  cannot be  obtained  from an  independent  pricing  service, securities  may be valued  based on quotes  from  broker/dealers  or other financial institutions that trade the securities.

   The Board has decided  that the best method for  determining  the value of the Money  Market  Funds'  portfolio  instruments  is  amortized  cost.
Under this method,  portfolio  instruments  are valued at the  acquisition cost as adjusted for  amortization  of premium or accumulation of discount rather than at current  market value.  Accordingly,  neither the amount of daily  income nor the NAV is affected by any  unrealized  appreciation  or depreciation  of the portfolio.  In periods of declining  interest  rates, the  indicated  daily yield on Shares of the Fund computed by dividing the annualized  daily  income on the Fund's  portfolio  by the NAV computed as above may tend to be higher  than a  similar  computation  made by using a method of valuation  based upon market  prices and  estimates.  In periods of rising interest rates, the opposite may be true.

   The  Money Market Funds' use of the  amortized  cost method of valuing  portfolio  instruments  depends on their  compliance with certain conditions  in  the  Rule.  Under  the  Rule,  the  Board  must  establish procedures  reasonably  designed  to  stabilize  the  NAV  per  Share,  as computed  for  purposes  of  distribution  and  redemption,  at $1.00  per
Share,  taking  into  account  current  market  conditions  and  a  Fund's investment  objective.  The procedures include monitoring the relationship between  the  amortized  cost value per Share and the NAV per Share  based upon available  indications  of market value.  The Board will decide what, if any,  steps should be taken if there is a  difference  of more than 0.5 of 1%  between  the two  values.  The  Board  will  take  any  steps  they consider  appropriate  (such  as  redemption  in  kind or  shortening  the average  portfolio  maturity) to minimize  any material  dilution or other unfair  results  arising  from  differences  between  the two  methods  of determining NAV.

Trading in Foreign Securities

   Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock Exchange  (NYSE).  In computing its
NAV, a Fund values  foreign  securities at the latest closing price on the exchange  on which they are  traded  immediately  prior to the  closing of the NYSE.  Occasionally,  events that  affect  these  values and  exchange
rates  may  occur  between  the  times  at  which  such   securities   are
determined  and the  closing  of the  NYSE.  Such  events  may  materially affect  the  value of  portfolio  securities,  or in  certain  cases,  may
affect  the  values  of  foreign  securities  more  broadly.   If  a  Fund
determines that such events have  significantly  affected the value of the portfolio  securities,  these securities may be valued at their fair value as determined in accordance with  procedures  established by and under the general supervision of the Funds' Board.

WHAT DO SHARES COST?

   The Funds'  (except the Money  Market  Funds) NAV per Share  fluctuates and is based on the market  value of all  securities  and other  assets of the Funds.

   The NAV for Class A Shares and Class B Shares of  Capital  Appreciation
Fund,  Louisiana  Municipal  Income  Fund,  and Mid Cap  Equity  Fund  may
differ due to the  variance  in daily net income  realized  by each class.
Such   variance  will  reflect  only  accrued  net  income  to  which  the shareholders of a particular class are entitled.

REDUCING or eliminating THE FRONT-END SALES CHARGE

   You can reduce or eliminate the applicable  front-end  sales charge for the Equity and Income Funds, as follows:

    Hibernia  National Bank (HNB) or the  Distributor  must be notified by you in  writing  or by your  financial  institution  in order to reduce or eliminate the sales charge.

Quantity Discounts

   Larger  purchases  of  Class A Shares  of  Capital  Appreciation  Fund,
Louisiana  Municipal  Income  Fund and Mid Cap  Equity  Fund and Shares of
Total  Return  Bond Fund or U.S.  Government  Income Fund reduce the sales charge you pay.  You can combine  purchases of Shares made on the same day by  you,  your  spouse  and  your  children  under  age 21.  In  addition, purchases  made at one time by a trustee or  fiduciary  for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

   If you make an additional  purchase of Shares,  you can count  previous
Share  purchases  still invested in a Fund in  calculating  the applicable sales charge on the additional purchase.

Concurrent Purchases

   You can  combine  concurrent  purchases  of Class A Shares  of  Capital
Appreciation  Fund,  Louisiana  Municipal  Income  Fund and Mid Cap Equity
Fund and Shares of Total Return Bond Fund or U.S.  Government  Income Fund
in  calculating  the  applicable  sales  charge.  The sales charge will be reduced after the purchase is confirmed.

Letter of Intent

   You can sign a Letter  of  Intent  committing  to  purchase  a  certain amount of the  Class A Shares  of  Capital  Appreciation  Fund,  Louisiana
Municipal  Income Fund and Mid Cap Equity Fund and Shares of Total  Return
Bond Fund and U.S.  Government  Income  Fund  within a 13-month  period to combine  such  purchases  in  calculating  the sales  charge.  The  Funds'
custodian  will  hold  Shares in escrow  equal to the  maximum  applicable sales charge.  If you complete the Letter of Intent,  the  Custodian  will release  the Shares in escrow to your  account.  If you do not fulfill the
Letter of Intent,  the Custodian will redeem the  appropriate  amount from the Shares held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

   You  may  reinvest,  within  30  days  (within  120  days  for  an  IRA account),  your  Share  redemption  proceeds  at the next  determined  NAV without any sales charge.  HNB or the Distributor  must be notified by you or your financial  institutional  in writing of the  reinvestment in order to eliminate a sales  charge.  If you redeem your Shares in a Fund,  there may be tax consequences.

Purchases by Affiliates of the Funds

   The  following  individuals  may buy  Shares at NAV  without  any sales charge  because  there are nominal  sales  efforts  associated  with their purchases:

o     the  Trust  Division  of HNB or other  affiliates  of HNB for  funds which are held in a fiduciary, agency, custodial, or similar capacity;

o     Trustees/Directors  and  employees  of  the  Trust,  HNB,  or  their affiliates and the spouses,  children,  parents, and the parents of the spouse of any such person;

o     retired  Trustees/Directors  and retired  employees  of HNB, and the spouse,  children,  parents  and the  parents of the spouse of any such person;

o     any  accounts  for which  such an  employee  serves in a  fiduciary, agency, custodial, or similar capacity;

o     Trustees/Directors  and employees of Edgewood Services,  Inc. or its affiliates;

o     retired  Trustees/Directors  and  retired  employees  of any bank or investment  dealer who has a sales  agreement  with Edgewood  Services,
   Inc. with regard to the Funds, and their spouses and children; and

o     investors  who  purchase  Shares  through  The  Personal   Portfolio
   Manager(R),  an  investment  program  sponsored by Hibernia  Investments,
   L.L.C.   (HILLC)  or  other  similar  asset  allocation  programs  made available  through financial  institutions who have established  dealer agreements with Edgewood Services, Inc.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE - Class B
Shares

   These  reductions  or  eliminations  are  offered  because:   no  sales
commissions  have been  advanced to the  investment  professional  selling
Shares;  the  shareholder  has already  paid a Contingent  Deferred  Sales
Charge (CDSC);  or nominal sales efforts are associated  with the original purchase of Shares.

   Upon  notification  to the Distributor or the Funds' transfer agent, no
CDSC will be imposed on redemptions:

o     the portion of which is  attributable  to  increases in the value of the account due to increases in the NAV per Share;

o     of Shares  acquired  through  reinvestment  of dividends and capital gains;

o     of  Shares  held  for  more  than  six  years  after  the end of the calendar month of acquisition;

o     following  the death or  post-purchase  disability,  as  defined  in
  Section  72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the last surviving shareholder;

o     representing  minimum  required  distributions  from  an  Individual
  Retirement  Account or other  retirement  plan to a shareholder  who has attained the age of  70 1/2; and

o     which are  involuntary  redemptions  processed by a Fund because the accounts do not meet the minimum balance requirements.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares  held the  longest  (to  determine  the  number of years your
  Shares  have  been  held,  include  the time you  held  shares  of other
  Federated funds that have been exchanged for Shares of this Fund).

   The  CDSC is then  calculated  using  the  share  price  at the time of purchase or redemption, whichever is lower.

Class B Shares Only

o     which  are  qualifying   redemptions  of  Class  B  Shares  under  a
  Systematic Withdrawal Program.

HOW ARE THE FUNDS SOLD?

   Under  the  Distributor's  Contract  with  the  Fund,  the  Distributor
(Edgewood  Services,  Inc.) offers  Shares on a  continuous,  best-efforts basis.

front-end SALES CHARGE REALLOWANCES

   For sales of Class A Shares of  Capital  Appreciation  Fund,  Louisiana
Municipal  Income Fund and Mid Cap Equity Fund and Shares of Total  Return
Bond Fund and U.S.  Government  Income Fund, HNB and any authorized dealer will  normally  receive up to 100% of the  applicable  sales  charge.  Any portion of the sales  charge  which is not paid to HNB,  HILLC or a dealer will be  retained  by the  Distributor.  For  sales of  Class B Shares  of
Capital  Appreciation  Fund,  Mid Cap  Equity  Fund,  Louisiana  Municipal
Income Fund and Cash Reserve Fund,  HILLC and any  authorized  dealer will normally  receive up to 100% of the CDSC.  Any portion of the sales charge or contingent  deferred sales charge which is not paid to HNB,  HILLC,  or a dealer will be retained by the  Distributor.  However,  the Distributor, in its sole  discretion,  may  uniformly  offer to pay to HNB,  HILLC or a dealer selling  shares of the Funds,  all or a portion of the sales charge or CDSC it normally  retains.  Such payments may, to the extent  permitted by  applicable  laws,  rules  and  regulations,  take  the form of cash or promotional  incentives,  such as payment of certain expenses of qualified employees and their  spouses to attend  informational  meetings  about the
Funds or other  special  events at  recreational  facilities,  or items of material value.

RULE 12B-1 PLAN

   As a  reimbursement-type  plan,  the Rule 12b-1 Plan is designed to pay the  Distributor  (who  may  then  pay  investment  professionals  such as
banks,   broker/dealers,   trust  departments  of  banks,  and  registered
investment  advisers) for the provision of  administrative  services (such as the  provision of office space,  equipment,  telephone  facilities  and various  personnel,  including  clerical,  supervisory,  and computer,  as necessary or  beneficial to establish  and maintain  shareholder  accounts
and  records,   processing  purchase  and  redemption  transactions,   and
performing   other  services)   and/or   marketing   activities  (such  as
advertising,   printing  and  distributing  prospectuses,   and  providing
incentives  to  investment  professionals)  to promote  sales of Shares so that a Fund's overall  assets are  maintained or increased.  This may help a Fund  achieve  economies  of  scale,  reduce  per  Share  expenses,  and provide cash for orderly portfolio  management and Share  redemptions.  In addition,  the Funds'  service  providers  that receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

   For some  classes of Shares,  the maximum  Rule 12b-1 Plan fee that can
be  paid  in  any  one  year   may  not  be   sufficient   to  cover   the
marketing-related  expenses the  Distributor has incurred.  Therefore,  it may take the Distributor a number of years to recoup these expenses.

   The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid
Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse the Distributor. Class B Shares of the Capital Appreciation
Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash
Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse the
Distributor. The Distributor may voluntarily choose to waive any portion of its fee and can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2004, the U.S.
Treasury Money Market Fund did not incur distribution services fees.

SHAREHOLDER SERVICES - class b shares

   The Capital  Appreciation  Fund,  Louisiana  Municipal Income Fund, Mid
Cap  Equity  Fund and Cash  Reserve  Fund  may pay  Federated  Shareholder
Services Company, a subsidiary of Federated Investors,  Inc.  (Federated), for providing  shareholder services and maintaining  shareholder accounts.
Federated  Shareholder  Services  Company  may  select  others to  perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment  professionals  and financial  institutions may be paid fees out of the assets of the  Distributor,  HILLC,  HNB,  or their  affiliates
(but not out of a Fund's  assets).  The  Distributor  may be reimbursed by the Adviser or its affiliates.

   Investment  professionals and financial  institutions receive such fees
for  providing   distribution-related  or  shareholder  services  such  as
sponsoring  sales,   providing  sales  literature,   conducting   training
seminars for employees,  and engineering  sales-related  computer software programs and systems.  Also,  investment  professionals may, to the extent permitted  by  applicable  laws,  rules and  regulations,  be paid cash or
promotional   incentives,   such  as  reimbursement  of  certain  expenses
relating  to  attendance  at  informational  meetings  about  the Funds or
other  special  events  at  recreational-type   facilities,  or  items  of
material value.

   When  an  investment  professional's  customer  purchases  Shares,  the investment  professional  may  receive an amount up to 5.50% of the NAV of
Class B Shares.

   When an  investment  professional  sells Class A Shares of greater than
$1,000,000  but  less  than  $3,000,000  in  any  one   transaction,   the
investment  professional  may  receive  an  amount up to 1% of the Class A
Shares  so  purchased.  When  an  investment  professional  sells  Class A
Shares of greater  than  $3,000,000  but less than  $7,000,000  in any one transaction,  the  investment  professional  may  receive  an amount up to
0.50%  of  the  Class  A  Shares   so   purchased.   When  an   investment
professional  sells Class A Shares of greater than  $7,000,000  in any one transaction,  the  investment  professional  may  receive  an amount up to
0.25% of the Class A Shares so  purchased.  When an advance  commission is paid under this program,  redemptions  within 24 months of the  applicable purchase will be subject to a 1.00%  contingent  deferred  sales charge as disclosed in the prospectus.

EXCHANGING SECURITIES FOR SHARES

   You may  contact  the  Distributor  to request a purchase  of Shares in exchange  for  securities  you own with a value of at least  $25,000.  The
Funds  reserve the right to determine  whether to accept your  securities.
A Fund will  value  your  securities  in the same  manner as it values its assets.  This  exchange  is  treated  as a sale  of  your  securities  for federal tax purposes.

REDEMPTION IN KIND

   Although  the  Funds  intend  to pay Share  redemptions  in cash,  they reserve the right,  as described  below,  to pay the  redemption  price in whole or in part by a distribution of the Funds' portfolio securities.

   Because  the Funds have  elected to be governed by Rule 18f-1 under the
1940 Act,  the Funds are  obligated  to pay Share  redemptions  to any one shareholder  in cash only up to the  lesser of  $250,000  or 1% of the net assets represented by such Share class during any 90-day period.

   Any Share  redemption  payment greater than this amount will also be in cash unless the Funds' Board  determines  that payment  should be in kind.
In such a case,  the Fund will pay all or a portion  of the  remainder  of the  redemption  in  portfolio  securities,  valued in the same way as the
Fund  determines its NAV. The portfolio  securities  will be selected in a manner that the Funds' Board deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

   Redemption  in  kind  is  not  as  liquid  as  a  cash  redemption.  If
redemption  is  made  in  kind,   shareholders   receiving  the  portfolio
securities  and selling  them before  their  maturity  could  receive less than the  redemption  value of the  securities  and  could  incur  certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

   Under  certain  circumstances,  shareholders  may  be  held  personally liable as partners under  Massachusetts  law for obligations of the Trust.
To protect  its  shareholders,  the Trust has filed legal  documents  with
Massachusetts  that expressly  disclaim the liability of its  shareholders for acts or obligations of the Funds.

   In the unlikely  event a shareholder  is held  personally  liable for a
Fund's  obligations,  the Trust is required by the Declaration of Trust to use its property to protect or  compensate  the  shareholder.  On request, the Trust  will  defend  any  claim  made and pay any  judgment  against a shareholder  for any act or  obligation  of a Fund.  Therefore,  financial loss  resulting  from  liability as a  shareholder  will occur only if the
Trust itself cannot meet its  obligations  to indemnify  shareholders  and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

   Each  share  of a Fund  gives  the  shareholder  one  vote  in  Trustee elections and other matters submitted to shareholders for vote.

   All  Shares of the Trust  have  equal  voting  rights,  except  that in matters  affecting  only a particular  Fund or class,  only Shares of that
Fund or class are entitled to vote.

   Trustees  may be removed by the Board or by  shareholders  at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at least  10% of the
Trust's outstanding shares of all series entitled to vote.

   As  of October 1, 2004,  the  following  shareholders  of each
Fund  owned  of  record,  beneficially,  or  both,  5% or more of a Fund's outstanding Shares:

Hibernia Capital Appreciation Fund (Class A Shares)

   HIBILA,  Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately 5,159,893 Class A Shares (39.89%);  HIBSPEC,  Marshall &
Ilsley Trust Co.,  Milwaukee,  Wisconsin,  owned  approximately  2,756,359
Class A  Shares  (21.31%);  HIBFUND,  Marshall  &  Ilsley  Trust  Co.,
Milwaukee,   Wisconsin,  owned  approximately  1,891,218  Class  A  Shares
(14.62%);   and  Hibernia  National  Bank,  Retirement  Security  Plan  of
Hibernia, New Orleans,  Louisiana,  owned approximately  1,842,482 Class A
Shares (14.24%).

Hibernia Capital Appreciation Fund (Class B Shares)

   There  were no  shareholders  of  record  who  owned  5% or more of the
Fund's Class B Shares.

Hibernia Louisiana Municipal Income Fund (Class A Shares)

   HIBILA,  Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately 2,672,114 Class A Shares (38.67%);  HIBSPEC,  Marshall &
Ilsley  Trust  Co.,  Milwaukee,  Wisconsin,  owned  approximately  586,757
Class A Shares  (8.49%);  and HIBFUND,  Marshall  &  Ilsley Trust Co.,
Milwaukee,   Wisconsin,   owned  approximately   722,411  Class  A  Shares
(10.46%).

Hibernia Louisiana Municipal Income Fund (Class B Shares)

   Donaldson Lufkin Jenrette,  Securities  Corporation  Inc., Jersey City,
New Jersey, owned approximately 46,580 Class B Shares (14.58%).

Hibernia Mid Cap Equity Fund (Class A Shares)

   HIBFUND, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned
approximately  2,114,097  Class  A  Shares  (39.11%);   HIBSPEC,  Marshall
Ilsley  Trust  Co.,  Milwaukee,  Wisconsin,  owned  approximately  864,887
Class A Shares  (16.00%);  Hibernia  National  Bank,  Retirement  Security
Plan of  Hibernia  Corp.,  New  Orleans,  Louisiana,  owned  approximately
869,142 Class A Shares (16.08%);  and HIBILA,  Marshall & Ilsley Trust
Co., Milwaukee,  Wisconsin,  owned approximately  1,061,441 Class A Shares
(19.64%).

Hibernia Mid Cap Equity Fund (Class B Shares)

   Donaldson Lufkin Jenrette,  Securities  Corporation  Inc., Jersey City,
New Jersey, owned approximately 22,984 Class B Shares (7.34%).

Hibernia Total Return Bond Fund

   HIBFUND, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned
approximately   2,931,657   Shares  (55.34%);   Hibernia   National  Bank,
Retirement  Security  Plan of  Hibernia.,  New Orleans,  Louisiana,  owned approximately  682,814 Shares  (12.89%);  HIBSPEC,  Marshall  Ilsley Trust
Co., Milwaukee,  Wisconsin,  owned approximately  860,317 Shares (16.24%);
HIBILA,  Marshall  &  Ilsley Trust Co.,  Milwaukee,  Wisconsin,  owned
approximately   331,194  Shares   (6.25%);   and  Kenneburt   &   Co.,
Birmingham, Alabama, owned approximately 307,590 Shares (5.81%).

Hibernia U.S. Government Income Fund

   HIBILA,  Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately  2,579,391 Shares (33.25%);  HIBSPEC,  Marshall & Ilsley
Trust Co.,  Milwaukee,  Wisconsin,  owned  approximately  2,562,981 Shares
(33.04%);   HIBFUND,   Marshall   &   Ilsley  Trust  Co.,   Milwaukee,
Wisconsin, owned approximately 1,745,459 Shares (22.50%).

Hibernia Cash Reserve Fund (Class A Shares)

   HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately  82,757,458 Class A Shares (53.70%);  Hibernia National Bank
Retirement  Security  Plan of  Hibernia,  New  Orleans,  Louisiana,  owned approximately  25,050,359 Class A Shares (16.25%);  and Hibernia Insurance
LLC,  New  Orleans,  Louisiana,  owned  approximately  13,080,880  Class A
Shares (8.49%).

Hibernia Cash Reserve Fund (Class B Shares)

   Donaldson Lufkin Jenrette,  Securities  Corporation  Inc., Jersey City,
New Jersey, owned approximately  88,594 Class B Shares (21.24%);  Hibernia
National Bank, New Orleans,  Louisiana,  owned approximately  82,782 Class
B Shares  (19.85%);  and  Pershing  LLC,  Jersey City,  New Jersey,  owned approximately 42,559 Class B Shares (10.20%).

Hibernia U.S. Treasury Money Market Fund

   HIBSPEC,  Marshall & Ilsley Trust Co., Milwaukee  Wisconsin,  owned approximately 106,632,500 Shares (75.75%).

Shareholders  owning 25% or more of  outstanding  Shares may be in control and be able to affect  the  outcome  of certain  matters  presented  for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

   The Funds intend to meet  requirements  of Subchapter M of the Internal
Revenue  Code  applicable  to  regulated  investment  companies.  If these requirements  are not met, it will not receive  special tax  treatment and will be subject to pay federal corporate income tax.

   Each Fund will be treated  as a single,  separate  entity  for  federal income tax  purposes  so that income  earned and capital  gains and losses realized  by the Trust's  other  portfolios  will be  separate  from those realized by a Fund.

   The Capital  Appreciation  Fund, Mid Cap Equity Fund, Total Return Bond
Fund,  U.S.  Government  Income Fund and Cash Reserve Fund are entitled to a loss  carry-forward,  which may reduce the taxable income or gain that a
Fund would  realize,  and to which the  shareholder  would be subject,  in the future.

FOREIGN INVESTMENTS

   If the Capital  Appreciation  Fund,  Mid Cap Equity Fund,  Total Return
Bond  Fund,  or Cash  Reserve  Fund  purchase  foreign  securities,  their investment  income may be subject to foreign  withholding  or other  taxes that could reduce the return on these  securities.  Tax  treaties  between
the  United  States  and  foreign  countries,   however,   may  reduce  or
eliminate  the amount of foreign  taxes to which a Fund would be  subject.
The  effective  rate of foreign tax cannot be  predicted  since the amount of Fund assets to be  invested  within  various  countries  is  uncertain.
However,  the Funds intend to operate so as to qualify for  treaty-reduced tax rates when applicable.

   Distributions  from a Fund  may be based on  estimates  of book  income for the year. Book income  generally  consists solely of the coupon income generated by the securities in the  portfolio,  whereas  tax-basis  income
includes,   in  addition,   gains  or  losses   attributable  to  currency
fluctuation.  Due to  differences  in the book and tax  treatment of fixed income securities  denominated in foreign  currencies,  it is difficult to project  currency  effects on an interim basis.  Therefore,  to the extent
that  currency   fluctuations   cannot  be   anticipated,   a  portion  of
distributions  to  shareholders  could later be  designated as a return of capital,  rather than  income,  for income tax  purposes,  which may be of particular concern to simple trusts.

   If a Fund invests in the stock of certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC),  and a Fund
may  be  subject  to  federal  income  taxes  upon   disposition  of  PFIC
investments.

   If more  than 50% of the  value of a  Fund's  assets  at the end of the tax year is  represented  by stock or securities of foreign  corporations, the Fund would  qualify for certain Code  provisions  that would allow its shareholders  to claim a  foreign  tax  credit  or  deduction  on its U.S.
income tax returns.  The Code may limit a  shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign  taxes  rather  than take the  foreign tax credit must itemize deductions on their income tax returns.

Louisiana Municipal Income Fund--Additional Tax Information

   Shareholders  are not  required  to pay federal  regular  income tax on
any  dividends   received  from  Louisiana   Municipal  Income  Fund  that
represent  net  interest  on tax  exempt  municipal  securities.  However, under the Tax  Reform Act of 1986,  dividends  representing  net  interest earned on some municipal  securities  may be included in  calculating  the federal  individual  alternative  minimum tax or the  federal  alternative minimum tax for corporations.

   The  alternative  minimum  tax,  equal  to up  to  28%  of  alternative minimum taxable income for individuals and 20% for  corporations,  applies when  it  exceeds  the  regular  tax  for the  taxable  year.  Alternative minimum  taxable  income  is equal to the  regular  taxable  income of the taxpayer  increased  by certain  "tax-preference"  items not  included  in regular  taxable  income and  reduced by only a portion of the  deductions allowed in the calculation of the regular tax.

   The  Tax  Reform  Act of  1986  treats  interest  on  certain  "private activity"  bonds  issued after August 7, 1986,  as a  tax-preference  item for both individuals and  corporations.  Unlike  traditional  governmental
purpose  municipal  bonds,  which  finance  roads,   schools,   libraries,
prisons,  and other public  facilities,  private  activity  bonds  provide
benefits  to  private  parties.   Louisiana   Municipal  Income  Fund  may
purchase all types of municipal  securities,  including  private  activity bonds.  Thus,  in any tax year, a portion of the Fund's  dividends  may be treated as a tax-preference item.

   In addition, in the case of a corporate  shareholder,  dividends of the
Fund which  represent  interest on  municipal  bonds may be subject to the
20% corporate  alternative  minimum tax because the dividends are included
in  a   corporation's   "adjusted   current   earnings."   The   corporate
alternative  minimum tax treats 75% of the excess of a taxpayer's  pre-tax
"adjusted  current  earnings"  over  the  taxpayer's  alternative  minimum taxable income as a tax-preference item.

   "Adjusted   current   earnings"   is  based  upon  the   concept  of  a
corporation's   "earnings  and  profits."  Since  "earnings  and  profits"
generally  includes the full amount of any Fund dividend,  and alternative minimum  taxable  income  does  not  include  the  portion  of the  Fund's dividend  attributable to municipal  bonds which are not private  activity bonds,  the  difference  will  be  included  in  the  calculation  of  the corporation's alternative minimum tax.

   Dividends  of  Louisiana   Municipal   Income  Fund   representing  net
interest  income  earned on some  temporary  investments  and any realized net short-term gains are taxed as ordinary income.

   These tax consequences  apply whether  dividends are received in cash or as  additional  shares.  Information  on the tax  status of dividends and distributions is provided annually.

   Louisiana  Taxes.  Under existing  Louisiana laws,  distributions  made by the Fund are not subject to Louisiana  income taxes  provided that such
distributions   qualify  as  exempt-interest   dividends,   and  represent
interest  from  obligations  which are issued by the state of Louisiana or any of its political  subdivisions,  which interest is exempt from federal income  tax.  Conversely,  to the extent  that  distributions  made by the
Fund are  attributable to other types of obligations,  such  distributions will be subject to Louisiana income taxes.

Other State and Local Taxes

   Income from Louisiana  Municipal  Income Fund is not  necessarily  free from state income taxes in states  other than  Louisiana or from  personal property taxes.  With respect to all the Funds,  shareholders are urged to consult  their own tax  advisers  regarding  the status of their  accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
   The Board is  responsible  for  managing the Trust's  business  affairs and for  exercising  all the Trust's  powers except those reserved for the shareholders.  The  following  tables  give  information  about each Board member and the senior officers of the Funds.  Where  required,  the tables separately  list Board members who are  "interested  persons" of the Funds
(i.e.,   "Interested"   Board  members)  and  those  who  are  not  (i.e.,
"Independent"  Board  members).  The Trust currently is comprised of seven portfolios.  Unless otherwise noted,  each Officer is elected annually and each Board member  oversees all  portfolios in the Trust and serves for an indefinite term.
   As of October 1, 2004,  the Funds'  Board and Officers as a group owned less  than 1% of the  outstanding  Class A Shares  and  Class B Shares  of
Capital  Appreciation  Fund,  Louisiana  Municipal  Income  Fund,  Mid Cap
Equity  Fund and Cash  Reserve  Fund and less  than 1% of the  outstanding
Shares of Total  Return Bond Fund,  U.S.  Government  Income Fund and U.S.
Treasury Money Market Fund.

 ------------------------------------------------------------------------
              Name                 Principal Occupations     Aggregate
           Birth Date              for Past Five Years,     Compensation
            Address              Other Directorships Held    From Trust
   Positions Held With Trust      and Previous Positions       (past
       Date Service Began                                   fiscal year)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Edward C. Gonzales*             Principal Occupation:            $0
 Birth Date: October 22, 1930    Employee, Federated
 Federated Investors Tower       Investors, Inc.
 1001 Liberty Avenue
 Pittsburgh, PA                  Previous Positions:
 TRUSTEE                         President, Executive
 Began Serving: September 1991   Vice President and
                                 Treasurer of some of the
                                 Funds in the Federated
                                 Investors Fund Complex;
                                 Vice Chairman, Federated
                                 Investors, Inc.;
                                 Trustee, Federated
                                 Administrative Services;
                                 Trustee or Director of
                                 some of the Funds in the
                                 Federated Fund Complex;
                                 CEO and Chairman,
                                 Federated Administrative
                                 Services.
 ------------------------------------------------------------------------
 *Mr. Gonzales is deemed an interested Trustee due to the positions that he holds with Federated Investors, Inc., the parent company for the
 Funds' distributor.

 ------------------------------------------------------------------------
 INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Arthur Rhew Dooley, Jr.          Principal Occupation:
 Birth Date: December 17, 1942    Chairman, Dooley             $18,000
 4047 Broadway                    Tackaberry, Inc.
 San Antonio, TX                  (distributors and
 TRUSTEE                          fabricators of fire
 Began Serving: July 1999         protection and safety
                                  equipment), 1967 to
                                  Present; Registered
                                  Professional Engineer.

                                  Other Directorships Held:
                                  Director, Loop Cold
                                  Storage Company; UTM.D.
                                  Anderson Cancer Center
                                  Board of Visitors.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Teri G. Fontenot                 Principal Occupation:        $18,000
 Birth Date: June 16, 1953        President and Chief
 18933 E. Pinnacle Circle         Executive Officer of
 Baton Rouge, LA                  Woman's Hospital, Baton
 TRUSTEE                          Rouge, LA.
 Began Serving: June 2001
                                  Other Directorships Held:
                                  Immediate Past Chair of
                                  Louisiana Hospital
                                  Association; Federal
                                  Reserve Bank of Atlanta
                                  Board Director; Committee
                                  of 100; Chair of Hospital
                                  Billing and Collection
                                  Services Board; Louisiana
                                  Perinatal Commission;
                                  National Institutes of
                                  Health Advisory Committee
                                  on Research on Women's
                                  Health; Louisiana State
                                  University System Research
                                  & Technology
                                  Foundation Board and
                                  Executive Committee.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Joe N. Averett, Jr.              Principal Occupation:        $18,000
 Birth Date: February 4, 1943     Retired.
 11000 Seville Quarters
 Shreveport, LA                   Previous Position:
 TRUSTEE                          President of Crystal Gas
 Began Serving: June 2001         Storage, Inc., a wholly
                                  owned subsidiary of El
                                  Paso Corporation (NYSE:EP).

                                  Other Directorships Held:
                                  Sci Port Discovery Center,
                                  Immediate Past Chairman
                                  and Current Director;
                                  Sci-Port Foundation,
                                  Director; Community
                                  Foundation of Shreveport-
                                  Bossier, Director;
                                  Committee of 100,
                                  Director; Louisiana State
                                  University in Shreveport
                                  Foundation, Past President
                                  and Current Director;
                                  Petroleum Club of
                                  Shreveport, Past President
                                  and Director; Caddo Public
                                  Education Foundation, past
                                  Chairman and Director; Red
                                  River Radio Network
                                  (affiliate of National
                                  Public Radio), past
                                  Director; First United
                                  Methodist Church of
                                  Shreveport, Past Member of
                                  Administrative Board and
                                  Finance Committee.
 ------------------------------------------------------------------------
-------------------------------------------------------------------------
Ernest E. Howard III               Principal      Occupation:  $13,500
Birth Date: March 26, 1943         Retired.
P.O. Box 55748
Metairie, LA                       Previous        Positions:
TRUSTEE                            President     and    Chief
Began Serving: March 2003          Executive  Officer  of  FM
                                   Properties,    predecessor
                                   to   Stratus   Properties,
                                   Inc.  (NASDAQ:  STRS)  and
                                   Senior Vice  President  of
                                   Freeport-McMoRan  Inc. and
                                   Freeport-McMoRan    Copper
                                   &   Gold  Inc.  (NYSE:
                                   FCX).
 ------------------------------------------------------------------------
 OFFICERS   (Officers do not receive any compensation from
 the Funds.)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Charles L. Davis, Jr.            Principal Occupations:         $0
 Birth Date: March 23, 1960       Vice President, Managing
 1001 Liberty Avenue              Director of Mutual Fund
 Pittsburgh, PA                   Services, Federated
 PRESIDENT AND ASSISTANT          Services Company; and
 SECRETARY                        President, Edgewood
 Began Serving: December 2003     Services, Inc.

                                  Previous Positions:
                                  President, Federated
                                  Clearing Services; and
                                  Director, Business
                                  Development, Mutual Fund
                                  Services, Federated
                                  Services Company.
 ------------------------------------------------------------------------
 Donald P. Lee                    Principal Occupations:         $0
 Birth Date: December 6, 1959     Director, Private Client
 313 Carondelet Street, 3rd Floor Group Risk Management,
 New Orleans, LA                  Hibernia National Bank.
 CHIEF COMPLIANCE OFFICER
 Began Serving: June 2004         Previous Positions:
                                  Corporate Counsel,
                                  Hibernia National Bank
                                  2002- 2003; General
                                  Counsel and Corporate
                                  Secretary IBERIA BANK,
                                  1997-2001.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Richard J. Thomas                Principal Occupations:         $0
 Birth Date: June 17, 1954        Principal Financial
 1001 Liberty Avenue              Officer and Treasurer of
 Pittsburgh, PA                   the Federated Fund
 TREASURER                        Complex; Senior Vice
 Began Serving: September 2002    President, Federated
                                  Administrative Services.

                                  Previous Positions: Vice
                                  President, Federated
                                  Administrative Services;
                                  held various management
                                  positions within Funds
                                  Financial Services
                                  Division of Federated
                                  Investors, Inc.
 ------------------------------------------------------------------------
 Timothy S. Johnson               Principal Occupation:          $0
 Birth Date: July 31, 1961        Counsel, Reed Smith LLP.
 435 Sixth Avenue                 Previous Positions: Vice
 Pittsburgh, PA                   President and Corporate
 SECRETARY                        Counsel, Federated
 Began Serving: September 2001    Services Company;
                                  Secretary, Edgewood
                                  Services, Inc.; Secretary
                                  or Assistant Secretary of
                                  various funds distributed
                                  by Edgewood Services, Inc.
                                  and Federated Securities
                                  Corp., Assistant Secretary
                                  of the Trust December 1997
                                  - December 2001.
 ------------------------------------------------------------------------

COMMITTEES of the board
Board     Committee        Committee Functions                         Meetings Held
                                                                        During Last
Committee Members                                                       Fiscal Year
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Executive Edward C.        In between meetings of the full Board,           Two
          Gonzales         the Executive Committee generally may
          Arthur Rhew      exercise all the powers of the full Board
          Dooley, Jr.      in the management and direction of the
                           business and conduct of the affairs of
                           the Trust in such manner as the Executive
                           Committee shall deem to be in the best
                           interests of the Trust.  However, the
                           Executive Committee cannot elect or
                           remove Board members, increase or
                           decrease the number of Trustees, elect or
                           remove any Officer, declare dividends,
                           issue shares or recommend to shareholders
                           any action requiring shareholder approval.

Audit     Joe N.           The purposes of the Audit Committee are         Four
          Averett, Jr.     to oversee the accounting and financial
          ---------------  reporting process of the Funds, the
          Arthur Rhew      Funds' internal control over financial
          Dooley, Jr.      reporting, and the quality, integrity and
          Teri G.          independent registered public accounting
          Fontenot         firm of the Funds' financial statements.
          Ernest E.        The Committee also oversees or assists
          Howard III       the Board with the oversight of
                           compliance with legal requirements
                           relating to those matters, approves the
                           engagement and reviews the
                           qualifications, independence and
                           performance of the Funds' independent
                           registered public accounting firm, acts
                           as a liaison between the independent
                           registered public accounting firm and the
                           Board and reviews the Funds' internal
                           audit function.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
NominatingJoe N.           The Nominating Committee, whose members         None
          Averett, Jr.     consist of all Independent Trustees,
          Arthur Rhew      selects and nominates persons for
          Dooley, Jr.      election to the Funds' Board when
          Teri G.          vacancies occur. The Committee will
          Fontenot         consider candidates recommended by
          Ernest E.        shareholders, Independent Trustees,
          Howard III       officers or employees of any of the
                           Funds' agents or service providers and
                           counsel to the Funds. Any shareholder who
                           desires to have an individual considered
                           for nomination by the Committee must
                           submit a recommendation in writing to the
                           Secretary of the Funds, at the Funds'
                           address appearing on the back cover of
                           this Statement of Additional Information.
                           The recommendation should include the
                           name and address of both the shareholder
                           and the candidate and detailed
                           information concerning the candidate's
                           qualifications and experience. In
                           identifying and evaluating candidates for
                           consideration, the Committee shall
                           consider such factors as it deems
                           appropriate.  Those factors will
                           ordinarily include:  integrity,
                           intelligence, collegiality, judgment,
                           diversity, skill, business and other
                           experience, qualification as an
                           "Independent Trustee," the existence of
                           material relationships which may create
                           the appearance of a lack of independence,
                           financial or accounting knowledge and
                           experience, and dedication and
                           willingness to devote the time and
                           attention necessary to fulfill Board
                           responsibilities.
-------------------------------------------------------------------------------------

Board ownership of shares in the HIBERNIA fUNDS AS OF dECEMBER 31, 2003

                                        Dollar Range of
            Interested                    Shares Owned
        Board Member Name                   in Funds
---------------------------------------------------------------
Edward Gonzales                               NONE
                                        Dollar Range of
           Independent                    Shares Owned
        Board Member Name                   in Funds
---------------------------------------------------------------
Joe N. Averett, Jr.                      over $100,000
Arthur Rhew Dooley, Jr.                    $1-$10,000
Teri G. Fontenot                        $50,000-$100,000
Ernest E. Howard III                          NONE

INVESTMENT ADVISER
--------------------------------------------------------------------------

   The  Adviser   conducts   investment   research  and  makes  investment
decisions  for the  Funds.  The  Adviser  receives  a  monthly  investment advisory  fee at annual  rates equal to  percentages  of a Fund's  average net assets.

   The  Adviser  shall not be liable to the Trust or any Fund  shareholder for any losses that may be sustained  in the  purchase,  holding,  or sale of any  security  or for  anything  done or omitted by it,  except acts or omissions involving willful misfeasance,  bad faith, gross negligence,  or reckless  disregard of the duties  imposed  upon it by its  contract  with the Trust.

   Because of the  internal  controls  maintained  by HNB to restrict  the flow of  non-public  information,  Fund  investments  are  typically  made without any knowledge of HNB's or its  affiliates'  lending  relationships with an issuer.

Approval of Investment Advisory Contract

   As required by the 1940 Act,  the Funds'  Board has  reviewed the Funds
investment  advisory  contract.   The  Board's  decision  to  approve  the
contract  reflects  the  exercise of its  business  judgment on whether to continue the  existing  arrangements.  During its review of the  contract, the Board  considers  many factors,  among the most material of which are:
the  Funds'  investment   objectives  and  long  term   performance;   the
Adviser's   management   philosophy,   personnel,   and   processes;   the
preferences  and  expectations  of Fund  shareholders  and their  relative sophistication;  the  continuing  state of  competition in the mutual fund industry;  comparable  fees in the  mutual  fund  industry;  the range and quality  of  services  provided  to the Fund and its  shareholders  by the
Hibernia  organization in addition to investment  advisory  services;  and the Funds' relationship to other funds in the Hibernia fund family.

   In assessing the Adviser's  performance of its  obligations,  the Board also  considers  whether there has occurred a  circumstance  or event that would  constitute  a reason for it to not renew an advisory  contract.  In this  regard,  the Board is mindful of the  potential  disruptions  of the
Funds'  operations  and various  risks,  uncertainties  and other  effects that could  occur as a result of a decision to  terminate  or not renew an
advisory  contract.   In  particular,   the  Board  recognizes  that  most
shareholders  have  invested in the Funds on the strength of the Adviser's industry  standing and reputation and in the expectation  that the Adviser will have a continuing role in providing advisory services to the Funds.

   The Board also  considers  the  compensation  and benefits  received by the Adviser.  This  includes  fees  received for services  provided to the
Funds  by  other  entities  in  the  Hibernia  organization  and  research services  received by the Adviser  from  brokers that execute Fund trades, as well as  advisory  fees.  In this  regard,  the  Board  is  aware  that various  courts  have  interpreted  provisions  of the  1940  Act and have indicated in their  decisions  that the following  factors may be relevant to an  Adviser's  compensation:  the  nature and  quality of the  services provided by the  Adviser,  including  the  performance  of the Funds;  the
Adviser's  cost of  providing  the  services;  the  extent  to  which  the
Adviser may realize  "economies  of scale" as the Funds grow  larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates as a result of the  Adviser's  relationship  with the  Funds;  performance  and expenses  of  comparable  funds;  and the extent to which the  independent
Board  members  are  fully   informed  about  all  facts  bearing  on  the
Adviser's  service  and fee.  The Funds'  Board is aware of these  factors and  takes  them  into  account  in  its  review  of the  Funds'  advisory contract.

   The Board  considers  and weighs  these  circumstances  in light of its substantial  accumulated  experience  in  governing  the Funds and working with  Hibernia on matters  relating  to the Funds,  and is assisted in its deliberations  by  the  advice  of  independent  legal  counsel.  In  this
regard,   the  Board  requests  and  receives  a  significant   amount  of
information  about  the  Funds  and the  Hibernia  organization.  Hibernia provides much of this  information  at each regular  meeting of the Board, and  furnishes  additional  reports  in  connection  with  the  particular meeting  at which  the  Board's  formal  review of the  advisory  contract occurs. In between  regularly  scheduled  meetings,  the Board may receive information  on particular  matters as the need arises.  Thus, the Board's evaluation  of an advisory  contract is informed by reports  covering such
matters  as:  the  Adviser's   investment   philosophy,   personnel,   and
processes;  a Fund's short- and long-term  performance  (in absolute terms as  well as in  relationship  to its  particular  investment  program  and certain  competitor  or "peer group"  funds),  and comments on the reasons for  performance;  a Fund's  expenses  (including  the advisory fee itself and the overall  expense  structure of a Fund,  both in absolute terms and
relative  to  similar  and/or  competing   funds,   with  due  regard  for
contractual or voluntary expense  limitations);  the use and allocation of
brokerage   commissions   derived   from   trading   a  Fund's   portfolio
securities;  the  nature  and extent of the  advisory  and other  services provided  to a Fund by the  Adviser  and its  affiliates;  compliance  and audit reports  concerning  the Funds and the companies  that service them;
and relevant  developments  in the mutual fund  industry and how the Funds and/or Hibernia are responding to them.

   The  Board  also  receives   financial   information   about  Hibernia,
including  reports on the compensation and benefits  Hibernia derives from its  relationships  with the Funds.  These reports cover not only the fees under the advisory  contracts,  but also fees received for providing other services to the Funds under separate  contracts  (e.g., for serving as the
Funds'   custodian).   The  reports  also  discuss  any  indirect  benefit
Hibernia  may derive from its receipt of research  services  from  brokers who execute fund trades.

   The Board bases its  decision  to approve an  advisory  contract on the totality of the  circumstances  and relevant  factors,  and with a view to past and  future  long-term  considerations.  Not all of the  factors  and considerations  identified  above are relevant to every fund, nor does the
Board  consider  any  one  of  them  to  be  determinative.   Because  the
totality of  circumstances  includes  considering the relationship of each
Fund to the  Hibernia  family  of  funds,  the  Board  does  not  approach consideration  of every Fund's advisory  contract as if that were the only
Fund offered by Hibernia.

Code of Ethics Restrictions On Personal Trading

   As required by  Securities  and Exchange  Commission  (SEC) rules,  the
Funds,  their  Adviser,  and  Distributor  have  adopted  codes of ethics.
These  codes  govern   securities   trading   activities   of   investment
personnel,  Fund Trustees,  and certain other employees.  Although they do permit these people to trade in  securities,  including  those that a Fund could buy, they also contain  significant  safeguards  designed to protect the  Funds and  their  shareholders  from  abuses  in this  area,  such as requirements  to obtain  prior  approval  for,  and to report,  particular transactions.

Voting Proxies on Fund Portfolio Securities

   The Board has  delegated  to the Adviser  authority  to vote proxies on the  securities  held  in  the  Funds'  portfolios.  The  Board  has  also approved the  Adviser's  policies and  procedures  for voting the proxies, which are described below.

Proxy Voting Policies

   In  general,  the  Adviser  has  determined  that  it  is in  the  best interests  of the Fund  (and its  shareholders)  to vote  shares so as to:
promote the  alignment of the interests of corporate  management  with the interests of its  shareholders;  improve the  accountability  of corporate management to its  shareholders;  reward good  performance  by management;
and approve  proposals that the Adviser  believes will result in financial rewards for the Fund (and its shareholders).

   The  following  examples  illustrate  how these  general  policies  may
apply  to  proposals   submitted  by  a  company's   board  of  directors.
However,  whether the Adviser  supports or opposes a proposal  will always depend on the  specific  circumstances  described  in the proxy  statement and other available information.

   On matters of  corporate  governance,  generally  the Adviser will vote
for  proposals  to  require  independent   tabulation  of  proxies  and/or
confidential  voting by  shareholders.  The  adviser  will  evaluate  on a
CASE-BY-CASE   basis:   proposals   to   change  a   company's   state  of
incorporation;  shareholder  proposals to redeem a company's  poison pill;
and management proposals to ratify a poison pill.

   On matters of  capital  structure,  generally  the  Adviser  will vote:
against  proposals  authorizing  the  creation of new classes of preferred stock with unspecified  voting,  conversion,  dividend  distribution,  and other  rights;  and for  proposals to authorize  preferred  stock in cases where the company specifies the voting,  dividend,  conversion,  and other rights  of  such  stock  and  the  terms  of the  preferred  stock  appear reasonable.

   On matters relating to management  compensation,  generally the Adviser will vote on a  CASE-BY-CASE  basis.  The  method  utilized  in  reviewing compensation  plans  primarily  focuses  on the  transfer  of  shareholder wealth.  Votes on  compensation  plans for directors  are also  determined
on  a  CASE-BY-CASE   basis,  using  a  proprietary,   quantitative  model
developed by ISS.

   On matters  relating to corporate  transactions,  the Adviser will vote
proxies  relating  to  proposed  mergers,  capital  reorganizations,   and
similar  transactions  on a CASE-BY-CASE  basis,  determining  whether the transaction  enhances  shareholder  value.  The Adviser  will vote proxies in contested  elections of directors on a CASE-BY-CASE  basis,  based upon the:  long-term  financial  performance of the target company  relative to
its  industry;   management's  track  record;   background  to  the  proxy
contest;  qualifications  of director  nominees;  evaluation  of what each side  is  offering  shareholders  as  well  as  the  likelihood  that  the proposed objectives and goals can be met; and stock ownership positions.

   The  Adviser  shall  review  on a  CASE-BY-CASE  basis  advance  notice proposals,  giving support to those proposals which allow  shareholders to submit  proposals as close to the meeting date as reasonably  possible and within the  broadest  window  possible.  The Adviser will  generally  vote against  proposals:  giving  the board  exclusive  authority  to amend the bylaws;  to  restrict or  prohibit  shareholder  ability to take action by written consent;  and to restrict or prohibit  shareholder ability to call special  meetings.  The Adviser will generally vote for proposals:  giving the board the  ability to amend the bylaws in  addition  to  shareholders;
to allow or make easier  shareholder  action by written consent;  and that remove  restrictions on the right of shareholders to act  independently of management.

Proxy Voting Procedures

   The Adviser will  exercise  voting  discretion  under all shares unless
voting   discretion  is   specifically   reserved  for  a  Fund  (and  its
shareholders)  or  assigned  to a third  party in the  advisory  contract.
The  Adviser  has  retained  the  services  of  Institutional  Shareholder
Services   (ISS)  to  make   recommendations   as  to  each  proxy   vote.
Additionally,   Adviser  has   instructed   ISS  to  vote  each  proxy  in
accordance with such  recommendations  absent a contrary  instruction from the Adviser  with  respect to any given  proxy.  To ensure that shares are voted in a  consistent  manner and in the best  interests of the Fund (and its  shareholders),  Adviser  will cause all proxies to be voted  pursuant to the specific directions  contained in, and recommendations  made by ISS pursuant to Adviser's  Proxy Voting Policy  (Policy),  as  supplemented by the ISS Proxy  Voting  Manual,  except  in  instances  where  the  Adviser reasonably  believes that a contrary  vote would be in the best  interests of the Fund (and its shareholders)  in a given circumstance.

Conflicts of Interest

   The  Adviser  has  adopted  procedures  to address  situations  where a matter  on  which a proxy is  sought  may  present  a  potential  conflict between  the  interest of a Fund (and its  shareholders)  and those of the
Adviser.  To the extent that the  interests of Adviser  conflict  with the interests of a Fund (and its  shareholders),  Adviser  will cause  proxies to be voted  solely in  furtherance  of the  interest of the Fund (and its shareholders);  in those  instances,  Adviser will cause all proxies to be voted strictly in accordance  with the  recommendations  of ISS determined pursuant to the Policy,  without  regard to Adviser's  actual or perceived interests.

Proxy Voting Report

A report of how the Funds voted any such proxies during the most recent
12-month period ended June 30 is available through the Hibernia Funds website. Go to http://www.Hiberniafunds.com. This report on "Form N-PX"
is also available from the EDGAR database on the SEC's Internet site at
http://www.sec.gov.

BROKERAGE TRANSACTIONS

   When  selecting  brokers and dealers to handle the purchase and sale of portfolio  instruments,  the  Adviser  looks for prompt  execution  of the order at a favorable  price.  The Adviser will generally use those who are recognized  dealers  in  specific  portfolio  instruments,  except  when a better  price and  execution of the order can be obtained  elsewhere.  The
Adviser may select  brokers and dealers  based on whether  they also offer research  services (as described  below).  The Adviser makes  decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Funds' Board.

   Investment  decisions for the Funds are made  independently  from those of other accounts  managed by the Adviser.  When a Fund and one or more of those accounts  invests in, or disposes of, the same  security,  available investments or  opportunities  for sales will be allocated among the Funds and the  accounts in a manner  believed  by the  Adviser to be  equitable.
While the coordination  and ability to participate in volume  transactions may benefit a Fund, it is possible  that this  procedure  could  adversely impact  the  price  paid or  received  and/or  the  position  obtained  or disposed of by a Fund.

Research Services

   Research  services  may  include  advice  as  to  the  advisability  of
investing  in  securities;   security   analysis  and  reports;   economic
studies;   industry   studies;   receipt  of   quotations   for  portfolio
evaluations;  and similar  services.  Research services may be used by the
Adviser or by affiliates in advising  other  accounts.  To the extent that receipt of these  services  may replace  services for which the Adviser or its  affiliates  might  otherwise have paid, it would tend to reduce their expenses.  The Adviser and its  affiliates  exercise  reasonable  business judgment in  selecting  those  brokers who offer  brokerage  and  research services  to  execute  securities  transactions.  They  determine  in good
faith  that  commissions   charged  by  such  persons  are  reasonable  in
relationship  to  the  value  of  the  brokerage  and  research   services
provided.

ADMINISTRATOR

   Federated   Administrative   Services,   a  subsidiary   of  Federated,
provides  administrative  personnel and services  (including certain legal
and  financial   reporting  services)  necessary  to  operate  the  Funds.
Federated  Administrative  Services provides these at the following annual rate of the average  aggregate  daily net assets of the Funds as specified below:

                                          Average Aggregate
---------------------------                Daily Net Assets
          Maximum                       of the Hibernia Funds
    Administrative Fee
        0.150 of 1%                   on the first $250 million
        0.125 of 1%                    on the next $250 million
        0.100 of 1%                    on the next $250 million
        0.075 of 1%                  on assets in excess of $750
                                               million

   The  administrative  fee  received  during any fiscal  year shall be at least  $50,000 per  portfolio,  and $30,000 per each  additional  class of
Shares.   Federated   Administrative  Services  may  voluntarily  waive  a
portion of its fee and may reimburse the Funds for expenses.
--------------------------------------------------------------------------

   Federated   Administrative   Services  also  provides,  or  causes  the
provision of, certain  accounting and recordkeeping  services with respect to the  Funds'  portfolio  investments  for a fee  based  on  each  Fund's assets, plus out-of-pocket expenses.

CUSTODIAN

   Hibernia  National Bank, New Orleans,  Louisiana,  is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

   Boston Financial Data Services, Inc., the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The  independent  registered  public  accounting  firm for the
Trust,  Ernst & Young LLP,  conducts its audits in accordance with the standards  of  the  Public  Company  Accounting  Oversight  Board  (United
States),  which  require  it to plan and  perform  its  audits to  provide reasonable  assurance  about whether the Fund's  financial  statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDs FOR SERVICES

Capital Appreciation Fund
For the Year Ended August           2004                2003           2002
31
Advisory Fee Earned              $1,935,752          $1,686,771     $1,995,296
Advisory Fee Reduction               $0                  $0             $0
Brokerage Commissions             $202,628            $253,734        $46,856
Administrative Fee                $301,873            $262,364       $298,019
12b-1 Fee
Class A Shares                    $614,103               --             --
Class B Shares                    $93,443                --             --
Shareholder Services Fee
Class B Shares                    $31,148                --             --

--------------------------------------------------------------------------

Louisiana Municipal Income Fund
For the Year Ended August           2004                2003            2002
31
Advisory Fee Earned               $385,181            $399,991        $407,423
Advisory Fee Reduction            $196,870            $204,440        $208,239
Administrative Fee                $100,084            $103,760        $101,494
12b-1 Fee
Class A Shares                    $122,234               --             --
Class B Shares                    $30,798                --             --
Shareholder Services Fee
Class B Shares                    $10,266                --             --

--------------------------------------------------------------------------

Mid Cap Equity Fund
For the Year Ended August           2004                 2003           2002
31
Advisory Fee Earned               $530,979             $382,539       $325,694
Advisory Fee Reduction               $0                   $0             $0
Brokerage Commissions             $134,494             $61,423         $26,410
Administrative Fee                $82,839              $59,692         $50,000
12b-1 Fee
Class A Shares                    $166,025                --             --
Class B Shares                    $32,905                 --             --
Shareholder Services Fee
Class B Shares                    $10,968                 --             --

--------------------------------------------------------------------------
Total Return Bond Fund
For the Year Ended August           2004                2003           2002
31
Advisory Fee Earned               $362,720            $336,438       $418,286
Advisory Fee Reduction            $207,269            $192,251       $179,266
Administrative Fee                $60,620              $56,102        $66,880
12b-1 Fee                         $129,543               --             --

--------------------------------------------------------------------------

U.S. Government Income Fund
For the Year Ended August           2004                2003            2002
31
Advisory Fee Earned               $392,970            $399,199        $379,613
Advisory Fee Reduction            $183,386            $186,293        $177,153
Administrative Fee                $102,106            $103,541        $94,641
12b-1 Fee                         $130,990               --              --

--------------------------------------------------------------------------

Cash Reserve Fund
For the Year Ended August           2004                 2003           2002
31
Advisory Fee Earned               $688,116             $817,684       $929,548
Advisory Fee Reduction            $430,073             $511,052        $92,119
Administrative Fee                $201,139             $238,542       $260,426
12b-1 Fee
Class A Shares                    $171,511                --             --
Class B Shares                       $0                   --             --
Shareholder Services Fee
Class B Shares                     $1,296                 --             --

--------------------------------------------------------------------------

U.S. Treasury Money Market Fund
For the Year Ended August           2004                2003            2002
31
Advisory Fee Earned               $676,112            $775,768        $944,700
Administrative Fee                $197,390            $226,150        $264,302
--------------------------------------------------------------------------

With respect to Capital Appreciation Fund, Louisiana Municipal Income Fund,
Mid Cap Equity Fund, and Cash Reserve Fund, fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

   The Funds may advertise  Share  performance by using the SEC's standard methods for calculating  performance  applicable to all mutual funds.  The
SEC also permits this standard  performance  information to be accompanied by non-standard performance information.

   Share performance  reflects the effect of non-recurring  charges,  such as maximum sales  charges,  which,  if excluded,  would increase the total return and yield.  The  performance  of Shares depends upon such variables as:  portfolio  quality;  average  portfolio  maturity;  type and value of portfolio  securities;  changes in interest rates;  changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

   Share  performance  (except the Money  Market  Funds)  fluctuates  on a daily basis  largely  because net  earnings  and/or the value of portfolio holdings  fluctuate daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Capital Appreciation Fund
   Total  returns  for  Class A Shares  and  Class B  Shares  are given for the one-year,  five-year,  ten-year  and/or Start of Performance periods ended August 31, 2004.

                            1 Year      5 Years       10 Years
Class A Shares
Total Return
Before Taxes              4.92%       (2.81)%          9.63%
After Taxes on                        (3.83)%
Distributions             3.90%                        7.81%
After Taxes on
Distributions   and
Sale of Shares            4.48%       (2.61)%          7.69%

--------------------------------------------------------------------------
                                                Start of Performance
                            1 Year      5 Years  on December 2, 1996
Class B Shares
Total Return
Before Taxes              3.58%       (2.94)%    5.23%
After Taxes on
Distributions             2.53%       (3.96)%   3.82%
After Taxes on
Distributions   and
Sale of Shares            3.63%      (2.69)%     4.09%

--------------------------------------------------------------------------

Louisiana Municipal Income Fund
   Total  returns  for Class A Shares and Class B Shares are given for the one-year,  five-year,  ten-year and/or Start of Performance  periods ended
August 31, 2004.

Yield and Tax  Equivalent  Yield are given  for the  30-day  period  ended
August 31, 2004.

Class A Shares                                       1 Year     5 Years   10 Years
Total Return                 30-Day Period
Before Taxes                      N/A                 2.68%       5.44%     5.65%
After Taxes on
Distributions                     N/A                 2.63%       5.35%     5.55%
After Taxes on
Distributions and
Sale of Shares                    N/A                 3.23%       5.30%     5.52%
Yield                            3.90%              N/A        N/A          N/A
Tax Equivalent                   6.61%              N/A        N/A          N/A
Yield

------------------------------------------------------------------------------------
                                                         Start of Performance
                     ------------------   1 Year         on November 15, 2001
                       30-Day Period
Class B Shares
Total Return
Before Taxes                N/A          (0.42)%                 2.64%
After Taxes on
Distributions               N/A          (0.46)%                 2.57%
After Taxes on
Distributions and
Sale of Shares              N/A           0.96%                  2.77%
Yield                      3.17%           N/A                   N/A
Tax Equivalent             5.37%           N/A                   N/A
Yield

--------------------------------------------------------------------------

Mid Cap Equity Fund
   Total  returns  for Class A Shares and Class B Shares are given for the one-year,  five-year,  ten-year and/or Start of Performance  periods ended
August 31, 2004.

                            1 Year     5 Years      10 Years
Class A Shares*
Total Return
Before Taxes                6.97%       6.03%        12.64%
After Taxes on
Distributions               6.90%       5.62%        12.42%
After Taxes on
Distributions and
Sale of Shares              4.63%       5.09%        11.34%

--------------------------------------------------------------------------
                                                Start of
                         1 Year   5 Years     Performance
                                               on July 13,
                                                  1998
Class B Shares
Total Return
Before Taxes            5.69%      5.88%          7.11%
After Taxes on
Distributions           5.60%      5.45%          6.77%
After Taxes on
Distributions and
Sale of Shares          3.80%      4.95%          6.09%
* Hibernia  Mid Cap Equity  Fund,  Class A Shares,  is the  successor to a collective trust fund. The quoted  performance  data includes  performance of the  collective  trust fund for the period from 8/31/90 to 7/12/98 when
the  Fund  commenced   operation,   as  adjusted  to  reflect  the  Fund's
anticipated  expenses.  The collective trust fund was not registered under the  1940  Act  and  therefore  was  not  subject  to  certain  investment restrictions  imposed by the 1940 Act.  If the  collective  trust fund had been  registered  under  the 1940  Act,  the  performance  may  have  been adversely affected.
--------------------------------------------------------------------------

Total Return Bond Fund
   Total  returns  are  given for the  one-year,  five-year  and  ten-year periods ended August 31, 2004.

   Yield is given for the 30-day period ended August 31, 2004.

----------------     -------------
                          30-
                          Day        1 Year     5 Years    10 Years
                        Period
Total Return
Before Taxes             N/A        0.59%       5.33%        5.75%
After Taxes on
Distributions            N/A       (1.00)%      3.21%        3.48%
After Taxes on
Distributions and
Sale of Shares           N/A        0.37%       3.23%        3.49%
Yield                    2.99%        N/A         N/A         N/A

--------------------------------------------------------------------------

U.S. Government Income Fund
   Total  returns  are  given for the  one-year,  five-year  and  ten-year periods ended August 31, 2004.

   Yield is given for the 30-day period ended August 31, 2004.

                          30-
----------------     --------------
                          Day        1 Year     5 Years    10 Years
                         Period
Total Return
Before Taxes              N/A         0.94%      5.70%       6.00%
After Taxes on Distributions         (0.46)%     3.65%       3.65%
N/A
After Taxes on Distributions
----------------------------------------------   3.59%       3.64%
and Sale of                           0.60%
Shares                    N/A
Yield                    2.88%         N/A        N/A         N/A

--------------------------------------------------------------------------

Cash Reserve Fund
   Total  returns  for Class A Shares and Class B Shares are given for the one-year,  five-year,  ten-year and/or Start of Performance  periods ended
August 31, 2004.

   Yield and  Effective  Yield are given for the 7-day period ended August
31, 2004.

                      7-Day Period       1 Year     5 Years        10 Years
Class A Shares
Total Return               N/A           0.55%       2.46%          3.57%
Yield                     0.92%           N/A         N/A            N/A
Effective Yield           0.92%           N/A         N/A            N/A

--------------------------------------------------------------------------
                                                                   Start of
                      7-Day Period       1 Year  -------------   Performance
                                                    5 Years    on September 4,
                                                                     1998
Class B Shares
Total Return               N/A          (5.10)%      1.61%          2.07%
Yield                     0.77%           N/A         N/A            N/A
Effective Yield           0.77%           N/A         N/A            N/A

U.S. Treasury Money Market Fund
--------------------------------------------------------------------------
   Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2004.

   Yield and Effective Yield are given for the 7-day period ended August
31, 2004.

                      7-Day Period      1 Year     5 Years   -----------------
                                                                 10 Years
Total Return              N/A            0.34%      2.41%          3.63%
Yield                    0.74%            N/A        N/A            N/A
Effective Yield          0.74%            N/A        N/A            N/A

--------------------------------------------------------------------------

TOTAL RETURN
   Total return  represents the change  (expressed as a percentage) in the value  of  Shares  over a  specific  period  of  time,  and  includes  the investment of income and capital gains distributions.

   The average  annual total  return for Shares is the average  compounded rate of return  for a given  period  that would  equate a $10,000  initial investment to the ending  redeemable value of that investment.  The ending redeemable  value is computed by  multiplying  the number of Shares  owned at the end of the  period by the NAV per  Share at the end of the  period.
The  number  of  Shares  owned  at the end of the  period  is based on the number of Shares  purchased at the  beginning of the period with  $10,000, less  any  applicable  sales  charge,  adjusted  over  the  period  by any additional Shares,  assuming the annual  reinvestment of all dividends and distributions.  Total  returns  after  taxes are  calculated  in a similar manner, but reflect additional standard assumptions required by the SEC.

Yield, Effective Yield and Tax-Equivalent Yield
   The  yield of the  Equity  and  Income  Fund  Shares is  calculated  by dividing:  (i) the net  investment  income per Share  earned by the Shares over a 30-day  period;  by (ii) the  maximum  offering  price per Share on the  last  day of  the  period.  This  number  is  then  annualized  using semi-annual  compounding.  This means that the amount of income  generated during the 30-day  period is  assumed  to be  generated  each month over a
12-month  period and is reinvested  every six months.  The  tax-equivalent yield of Louisiana  Municipal  Income Fund Shares is calculated  similarly to the yield,  but is adjusted  to reflect  the taxable  yield that Shares would have had to earn to equal the actual  yield,  assuming  the  maximum combined  federal  and state  tax rate.  The  yield,  effective  yield and tax-equivalent  yield do not  necessarily  reflect income  actually earned by  Shares  because  of  certain  adjustments  required  by the  SEC  and, therefore,  may not  correlate  to the  dividends  or other  distributions paid to shareholders.

   The yield of Money  Market  Fund  Shares is based  upon the seven  days ending  on the day of the  calculation,  called  the "base  period."  This yield is  calculated  by:  determining  the net  change  in the value of a hypothetical  account with a balance of one Share at the  beginning of the base period,  with the net change excluding  capital changes but including the value of any additional  Shares  purchased with dividends  earned from the  original  one Share and all  dividends  declared on the  original and any purchased  Shares;  dividing the net change in the account's  value by the  value  of  the  account  at  the  beginning  of the  base  period  to determine the base period return;  and  multiplying the base period return by 365/7.

   The  effective  yield of Money  Market  Fund  Shares is  calculated  by compounding  the  unannualized  base-period  return by:  adding one to the
base-period   return,   raising  the  sum  to  the  365/7th   power;   and
subtracting  one  from  the  result.  The  tax-equivalent   yield  of  the
Louisiana  Municipal  Income Fund's Shares is calculated  similarly to the yield,  but is adjusted to reflect  the  taxable  yield that Shares  would have  had to  earn  to  equal  the  actual  yield,  assuming  the  maximum combined federal and state tax rate.

   To the extent investment  professionals and broker/dealers  charge fees in connection  with services  provided in  conjunction  with an investment in Shares,  the Share  performance is lower for shareholders  paying those fees.

TAX EQUIVALENCY TABLE
   Set forth  below is a sample  of a  tax-equivalency  table  that may be used in advertising and sales  literature.  This table is for illustrative purposes only and is not  representative of past or future  performance of
the  Louisiana   Municipal   Income  Fund.  The  interest  earned  by  the
municipal  securities  owned  by the  Fund  generally  remains  free  from federal  regular  income tax and is often free from state and local  taxes as well.  However,  some of the Louisiana  Municipal  Income Fund's income may be subject to the federal  alternative  minimum  tax and state  and/or local taxes.

                          TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2004 State of Louisiana
Tax Bracket:
Combined
Federal            12.00%     21.00%      31.00%      34.00%       39.00%     41.00%
& State
Single                 $0-    $7,151-    $29,051-    $70,351-    $146,751-      Over
------------------ $7,150-----------------------------------------------------------
Return:                      $29,050     $70,350    $146,750     $319,100   $319,100
Tax-Exempt
----------------  ------------------------------------------------------------------
Yield                                  Taxable Yield Equivalent
0.50%               0.57%      0.63%       0.72%       0.76%        0.82%      0.85%
1.00%               1.14%      1.27%       1.45%       1.52%        1.64%      1.69%
1.50%               1.70%      1.90%       2.17%       2.27%        2.46%      2.54%
2.00%               2.27%      2.53%       2.90%       3.03%        3.28%      3.39%
2.50%               2.84%      3.16%       3.62%       3.79%        4.10%      4.24%
3.00%               3.41%      3.80%       4.35%       4.55%        4.92%      5.08%
3.50%               3.98%      4.43%       5.07%       5.30%        5.74%      5.93%
4.00%               4.55%      5.06%       5.80%       6.06%        6.56%      6.78%
4.50%               5.11%      5.70%       6.52%       6.82%        7.38%      7.63%
5.00%               5.68%      6.33%       7.25%       7.58%        8.20%      8.47%
5.50%               6.25%      6.96%       7.97%       8.33%        9.02%      9.32%
6.00%               6.82%      7.59%       8.70%       9.09%        9.84%     10.17%
6.50%               7.39%      8.23%       9.42%       9.85%       10.66%     11.02%
7.00%               7.95%      8.86%      10.14%      10.61%       11.48%     11.86%
7.50%               8.52%      9.49%      10.87%      11.36%       12.30%     12.71%
8.00%               9.09%     10.13%      11.59%      12.12%       13.11%     13.56%
8.50%               9.66%     10.76%      12.32%      12.88%       13.93%     14.41%
9.00%              10.23%     11.39%      13.04%      13.64%       14.75%     15.25%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------
      Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                          TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2004 State of Louisiana
Tax Bracket:
Combined
Federal           12.00%     21.00%       31.00%       34.00%       39.00%     41.00%
& State
Joint                 $0-   $14,301-     $58,101-    $117,251-    $178,651-      Over
---------------- $14,300-------------------------------------------------------------
Return:                     $58,100     $117,250     $178,650     $319,100   $319,100
Tax-Exempt
-------------------------------------------------------------------------------------
Yield                                 Taxable Yield Equivalent
0.50%             0.57%       0.63%        0.72%        0.76%        0.82%      0.85%
1.00%             1.14%       1.27%        1.45%        1.52%        1.64%      1.69%
1.50%             1.70%       1.90%        2.17%        2.27%        2.46%      2.54%
2.00%             2.27%       2.53%        2.90%        3.03%        3.28%      3.39%
2.50%             2.84%       3.16%        3.62%        3.79%        4.10%      4.24%
3.00%             3.41%       3.80%        4.35%        4.55%        4.92%      5.08%
3.50%             3.98%       4.43%        5.07%        5.30%        5.74%      5.93%
4.00%             4.55%       5.06%        5.80%        6.06%        6.56%      6.78%
4.50%             5.11%       5.70%        6.52%        6.82%        7.38%      7.63%
5.00%             5.68%       6.33%        7.25%        7.58%        8.20%      8.47%
5.50%             6.25%       6.96%        7.97%        8.33%        9.02%      9.32%
6.00%             6.82%       7.59%        8.70%        9.09%        9.84%     10.17%
6.50%             7.39%       8.23%        9.42%        9.85%       10.66%     11.02%
7.00%             7.95%       8.86%       10.14%       10.61%       11.48%     11.86%
7.50%             8.52%       9.49%       10.87%       11.36%       12.30%     12.71%
8.00%             9.09%      10.13%       11.59%       12.12%       13.11%     13.56%
8.50%             9.66%      10.76%       12.32%       12.88%       13.93%     14.41%
9.00%            10.23%      11.39%       13.04%       13.64%       14.75%     15.25%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------
      Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal
deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial publications and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the  Funds'  returns,  or returns  in  general,  that  demonstrate  investment  concepts  such  as
  tax-deferred   compounding,   dollar-cost   averaging   and   systematic
  investment;

o     discussions of economic,  financial and political  developments  and
  their  impact  on  the  securities   market,   including  the  portfolio
  manager's views on how such developments could impact the Funds; and

o     information  about the mutual fund  industry  from  sources  such as the Investment Company Institute.

   A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

   A  Fund  may  quote   information  from  reliable   sources   regarding
individual  countries  and regions,  world stock  exchanges,  and economic and demographic statistics.

   You may use  financial  publications  and/or  indices  to obtain a more complete  view of  Share  performance.  When  comparing  performance,  you should  consider  all  relevant  factors  such as the  composition  of the index  used,  prevailing  market  conditions,  portfolio  compositions  of other funds,  and methods used to value  portfolio  securities and compute offering  price.  The financial  publications  and/or indices which a Fund uses in advertising may include:

oLipper,   Inc.,   ranks  funds  in  various  fund  categories  by  making
comparative  calculations  using total  return.  Total return  assumes the reinvestment of all income dividends and capital gains  distributions,  if any.  From time to time,  the Money  Market  Funds  will  quote the Lipper ranking in the "money market  instruments  funds"  category in advertising and sales literature.

oBank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts.  The rates published in the index are averages of the personal account rates offered on the
Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
Statistical Areas.  Account minimums range upward from $2,500 in each institution, and compounding methods vary.  If more than one rate is offered, the lowest rate is used.  Rates are subject to change at any time specified by the institution.

oDow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies.  The DJIA indicates daily changes in the average price of stocks in any of its categories.  It also reports total sales for each group of industries.  Because it represents the top corporations of
America, the DJIA index is a leading economic indicator for the stock market as a whole.

oStandards & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks.  In addition, the
Standard & Poor's index assumes reinvestment of all dividends paid by a stock listed on the index.

oStandards & Poor's 400 Mid Cap Index is a capitalization weighted index of common stocks representing all major industries in the mid range of the U.S. stock market.

oLehman Brothers Government/Corporate Total Index is compromised of approximately
5,000 issues which include: non-convertible bonds publicly issued by the
U.S. government or its agencies; corporate bonds guaranteed by the U.S.
government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.  The average maturity of these bonds approximates nine years.

Lehman  Brothers  10-Year  State  General  Obligations  Bond  Index  is an
unmanaged  index  comprised of state general  obligation  debt issues with maturity ranges between 9 and 11 years.

Lehman  Brothers  Aggregate  Bond  Index  is an  unmanaged  index composed  of  securities  from the  Lehman  Brothers  Government/Corporate
Bond  Index,   Mortgage-Backed   Securities  Index  and  the  Asset-Backed
Securities Index.  Total return comprises price  appreciation/depreciation and  income  as a  percentage  of the  original  investment.  Indices  are rebalanced monthly by market capitalization.

Lehman Brothers Intermediate Term Aggregate Index is an unmanaged index that tracks investment grade corporate and government bonds with maturities between one and ten years.

Citigroup   AAA-AA   Corporate   Index   calculates   total   returns   of
approximately  775 issues which  include  long-term,  high grade  domestic corporate  taxable bonds,  rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

Citigroup Broad Investment Grade Bond Index is an unmanaged market value weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB.  Each issue has a minimum maturity of one year with an outstanding par amount of at least $25 million.

oMerrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composite of rating assigned by Standard
& Poor's and Moody's Investors Service. Only notes and bonds with a minimum maturity of one year are included.

oMerrill Lynch Corporate Master Index is an unmanaged index comprised of approximately
4,356 corporate debt obligations rated BBB or better.  These quality parameters are based on composites of ratings assigned by Standard &
Poor's and Moody's Investors Service.  Only bonds with a minimum maturity of one year are included.

oCitigroup Broad Investment-Grade ("BIG") Bond Index is designed to provide the investment-grade bond manager with an all-inclusive  universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark.  The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.

oMorningstar, Inc., an independent rating service , is the publisher of the bi-weekly Mutual Funds Values.  Mutual Funds Values  rates more than
1,000 NASDAQ-listed  mutual funds of all types, according to their risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks.

FINANCIAL INFORMATION

   The  Financial  Statements  for the Funds  for the  fiscal  year  ended
August 31,  2004,  are  incorporated  herein by  reference to the combined
Annual Report to  Shareholders  of Capital  Appreciation  Fund,  Louisiana
Municipal  Income Fund, Mid Cap Equity Fund,  Total Return Bond Fund, U.S.
Government  Income Fund, Cash Reserve Fund and U.S.  Treasury Money Market
Fund dated August 31, 2004.

INVESTMENT RATINGS

Standard & Poor's Municipal Bond Rating Definitions
AAA - Debt rated AAA has the highest  rating  assigned  by Standard  &
Poor's  (S&P).  Capacity  to  pay  interest  and  repay  principal  is extremely strong.

AA - Debt rated AA has a very strong  capacity to pay  interest  and repay principal and differs from the higher rated issues only in small degree.

A -  Debt  rated  A has a  strong  capacity  to  pay  interest  and  repay principal  although it is somewhat more  susceptible to the adverse effect of changes in  circumstances  and economic  conditions than debt in higher rated categories.

BBB - Debt rated BBB is  regarded  as having an  adequate  capacity to pay interest  and repay  principal.  Whereas  it  normally  exhibits  adequate
protection   parameters,   adverse   economic   conditions   or   changing
circumstances  are  more  likely  to lead to a  weakened  capacity  to pay interest  and repay  principal  for debt in this  category  than in higher rated categories.

BB, B, CCC,  CC - Debt rated BB, B, CCC and CC is  regarded,  on  balance, as  predominantly  speculative  with  respect to capacity to pay  interest and repay  principal in accordance  with the terms of the  obligation.  BB indicates the lowest degree of  speculation  and CC the highest  degree of
speculation.   While  such  debt  will  likely   have  some   quality  and
protective  characteristics,  these are outweighed by large  uncertainties of major risk exposures to adverse conditions.

C - The rating C is  reserved  for income  bonds on which no  interest  is being paid.

D -  Debt  rated  D  is  in  default,  and  payments  of  interest  and/or repayment of principal is in arrears.

Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating  reflects the liquidity  concerns and market access risks unique to notes.

SP-1--Very  strong or  strong  capacity  to pay  principal  and  interest.
Those issues  determined to possess  overwhelming  safety  characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable  Rate  Demand  Notes  (VRDNs)  And  Tender  Option  Bonds  (TOBs)
Ratings
S&P  assigns  dual ratings to all  long-term  debt issues that have as part of their  provisions  a  variable  rate  demand  feature.  The  first rating  (long-term  rating)  addresses  the  likelihood  of  repayment  of principal  and  interest  when  due,  and the  second  rating  (short-term
rating)  describes  the  demand  characteristics.   Several  examples  are
AAA/A-1+,  AA/A-1+,  A/A-1.  (The  definitions  for the  long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings
An  S&P  commercial  paper  rating  is a  current  assessment  of  the likelihood  of timely  payment of debt having an  original  maturity of no more than 365 days.

A-1--This  highest category  indicates that the degree of safety regarding timely  payment is strong.  Those issues  determined to possess  extremely
strong   safety   characteristics   are  denoted  with  a  plus  sign  (+)
designation.

A-2--Capacity  for  timely  payment  on issues  with this  designation  is satisfactory.  However,  the  relative  degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating  assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA--Debt  rated AA has a very strong  capacity to pay  interest  and repay principal  and  differs  from  the  highest-rated  issues  only  in  small degree.

A--Debt  rated  A  has  a  strong  capacity  to  pay  interest  and  repay principal  although  it  is  somewhat  more  susceptible  to  the  adverse effects of changes in circumstances  and economic  conditions than debt in higher-rated categories.

Moody's Investors Service, Municipal Bond Rating Definitions
Aaa - Bonds  which  are rated  Aaa are  judged to be of the best  quality.
They  carry the  smallest  degree  of  investment  risk and are  generally referred to as "gilt edge."  Interest  payments  are  protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the  fundamentally  strong position of such issues.

Aa - Bonds  which are rated Aa are  judged  to be of high  quality  by all
standards.   Together  with  the  Aaa  group,  they  compromise  what  are generally  known as high grade  bonds.  They are rated lower than the best bonds  because  margins  of  protection  may  not  be as  large  as in Aaa securities  or  fluctuation  of  protective  elements  may  be of  greater amplitude  or there  may be other  elements  present  which  make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable  investment  attributes and are to be  considered  as  upper  medium  grade  obligations.  Factors giving  security to principal  and interest  are  considered  adequate but elements  may be present  which  suggest a  susceptibility  to  impairment some time in the future.

Baa  -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations,   i.e.,   they  are  neither  highly   protected  nor  poorly
secured.  Interest  payments and principal  security  appear  adequate for the  present  but  certain  protective  elements  may be lacking or may be characteristically  unreliable  over any great length of time.  Such bonds lack outstanding  investment  characteristics and in fact have speculative characteristics as well.

Ba - Bonds  which are Ba are judged to have  speculative  elements;  their future  cannot be  considered  as well  assured.  Often the  protection of interest  and  principal  payments  may be very  moderate  and thereby not well  safeguarded  during  both  good  and  bad  times  over  the  future.
Uncertainty of position characterizes bonds in this class.

B -  Bonds  which  are  rated  B  generally  lack  characteristics  of the desirable  investment.  Assurance  of interest and  principal  payments or of  maintenance  of other  terms of the  contract  over any long period of time may be small.

Caa - Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with  respect to principal or interest.

Ca  -  Bonds  which  are  rated  Ca   represent   obligations   which  are
speculative  in a high  degree.  Such  issues are often in default of have other marked shortcomings.

C - Bonds  which  are  rated C are the  lowest  rated  class of bonds  and issues so rated can be  regarded as having  extremely  poor  prospects  of ever attaining any real investment standing.

Moody's Investors Service, Short-Term Municipal Obligation Ratings
Moody's  Investor  Service,   Inc.   (Moody's)   short-term   ratings  are
designated  Moody's  Investment  Grade  (MIG or VMIG).  (See  below.)  The purpose of the MIG or VMIG ratings is to provide  investors  with a simple
system  by  which the   relative   investment   qualities  of   short-term
obligations may be evaluated.

MIG1--This  designation  denotes  best  quality.  There is present  strong protection  by  established  cash  flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

MIG2--This  designation  denotes high quality.  Margins of protection  are ample although not so large as in the preceding group.

Moody's Investors Service,  Short-Term Debt Rating Definitions
Prime-1 - Issuers  rated  Prime-1  (or  related  supporting  institutions)
have  a  superior   capacity  for  repayment  of   short-term   promissory
obligations.  Prime-1  repayment  capacity  will  normally be evidenced by the following characteristics:

- Leading market positions in well established industries.

- High rates of return on funds employed.

- Conservative  capitalization  structure  with moderate  reliance on debt and ample asset protection.

- Broad margins in earning  coverage of fixed  financial  charges and high internal cash generation.

-  Well-established  access to a range of  financial  markets  and assured sources of alternate liquidity

Prime-2 - Issuers  rated  Prime-2  (or  related  supporting  institutions)
have  a  strong   capacity   for   repayment  of   short-term   promissory
obligations.   This   will   normally   be   evidenced   by  many  of  the
characteristics  cited above, but to a lesser degree.  Earnings trends and
coverage  ratios,   while  sound,  will  be  more  subject  to  variation.
Capitalization  characteristics,  while  still  appropriate,  may be  more
affected  by   external   conditions.   Ample   alternate   liquidity   is
maintained.

Prime-3 - Issuers  rated  Prime-3  (or  related  supporting  institutions)
have  an   acceptable   ability  for   repayment   of  senior   short-term
obligations.   The   effect  of   industry   characteristics   and  market
compositions  may  be  more   pronounced.   Variability  in  earnings  and
profitability  may  result  in  changes  in the  level of debt  protection
measurements   and  may  require   relatively  high  financial   leverage.
Adequate alternate liquidity is maintained.

Not  Prime-  Issuers  rated Not Prime do not fall  within any of the Prime rating categories.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term  ratings on issues with demand features are  differentiated  by the use of the VMIG  symbol to  reflect  such  characteristics  as payment upon  periodic  demand  rather  than  fixed  maturity  dates  and  payment relying on  external  liquidity.  In this case,  two  ratings  are usually
assigned,   (for  example,   Aaa/VMIG-1);   the  first   representing   an
evaluation of the degree of risk associated  with scheduled  principal and interest  payments,  and the  second  representing  an  evaluation  of the degree of risk  associated  with the demand  feature.  The VMIG rating can be  assigned a 1 or 2  designation  using the same  definitions  described above for the MIG rating.

Commercial Paper (CP) Ratings
P-1--Issuers  rated Prime-1 (or related  supporting  institutions)  have a superior  capacity for  repayment of  short-term  promissory  obligations.
Prime-1  repayment  capacity  will  normally be evidenced by the following
characteristics:    leading   market   positions   in   well   established
industries,   high  rates  of  return  on  funds  employed,   conservative
capitalization  structure  with moderate  reliance on debt and ample asset protection,  broad margins in earning coverage of fixed financial  charges and high internal cash generation,  well-established  access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers  rated Prime-2 (or related  supporting  institutions)  have a strong capacity for repayment of short-term promissory  obligations.  This will  normally be  evidenced by many of the  characteristics  cited above, but to a  lesser  degree.  Earnings  trends  and  coverage  ratios,  while
sound,    will   be   more    subject   to    variation.    Capitalization
characteristics,   while  still  appropriate,  may  be  more  affected  by
external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings
Aaa--Bonds  which  are rated  Aaa are  judged  to be of the best  quality.
They  carry the  smallest  degree  of  investment  risk and are  generally referred to as "gilt  edged."  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the  fundamentally  strong position of such issues.

Aa--Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards.  Together with the Aaa group,  they comprise what are generally known as  high-grade  bonds.  They are  rated  lower  than the best  bonds because  margins of  protection  may not be as large as in Aaa  securities or  fluctuation  of  protective  elements  may be of greater  amplitude or there  may be  other  elements  present  which  make the  long-term  risks appear somewhat larger than in Aaa securities.
A--Bonds  which are rated A possess many favorable  investment  attributes and  are  to be  considered  as  upper-medium-grade  obligations.  Factors giving  security to principal  and interest  are  considered  adequate but elements  may be  present  which  suggest a  susceptibility  to impairment sometime in the future.

NR--Indicates  that both the bonds and the obligor or credit  enhancer are not  currently  rated by  S&P or Moody's  with  respect to  short-term indebtedness.  However,  management  considers  them  to be of  comparable quality to securities rated A-1 or P-1.

NR(1)--The  underlying   issuer/obligor/guarantor  has  other  outstanding
debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The  underlying   issuer/obligor/guarantor  has  other  outstanding
debt rated AA by S&P or Aa by Moody's.

NR(3)--The  underlying   issuer/obligor/guarantor  has  other  outstanding
debt rated A by S&P or Moody's.

Fitch RATINGS Short-Term Debt Rating Definitions
F-1+--Exceptionally  Strong Credit  Quality.  Issues  assigned this rating are  regarded  as having  the  strongest  degree  of assurance  for timely payment.

F-1--Very  Strong Credit  Quality.  Issues assigned this rating reflect an assurance  for timely  payment,  only  slightly less in degree than issues rated F-1+.

F-2--Good   Credit   Quality.   Issues   carrying   this   rating  have  a
satisfactory  degree of assurance  for timely  payment,  but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Fitch RATINGS Long-Term Debt Rating Definitions
AAA--Bonds  considered  to be investment  grade and of the highest  credit quality.  The obligor has an exceptionally  strong ability to pay interest and repay  principal,  which is  unlikely  to be  affected  by  reasonably foreseeable events.

AA--Bonds  considered  to be  investment  grade  and of very  high  credit quality.  The  obligor's  ability to pay interest  and repay  principal is very  strong,  although  not quite as strong as bonds  rated AAA.  Because
bonds  rated  in  the  AAA  and  AA  categories   are  not   significantly
vulnerable to foreseeable  future  developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds  considered  to be investment  grade and of high credit  quality.
The  obligor's  ability to pay interest and repay  principal is considered to be strong,  but may be more  vulnerable to adverse  changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds  considered to be investment  grade and of satisfactory  credit quality.  The  obligor's  ability to pay interest  and repay  principal is considered  to be adequate.  Adverse  changes in economic  conditions  and circumstances,  however,  are more likely to have adverse  impact on these bonds,  and  therefore  impair timely  payment.  The  likelihood  that the ratings of these  bonds will fall below  investment  grade is higher  than for bonds with higher ratings.

BB--Bonds  are  considered  speculative.  The  obligor's  ability  to  pay interest  and  repay  principal  may be  affected  over  time  by  adverse economic  changes.  However,  business and financial  alternatives  can be identified  which could assist the obligor in satisfying  its debt service requirements.

B--Bonds  are  considered  highly  speculative.  While bonds in this class are  currently  meeting  debt service  requirements,  the  probability  of
continued   timely   payment  of  principal  and  interest   reflects  the
obligor's  limited margin of safety and the need for  reasonable  business and economic activity throughout the life of the issue.

CCC--Bonds  have  certain  identifiable   characteristics  which,  if  not
remedied,  may lead to default.  The ability to meet obligations  requires an advantageous business and economic environment.

CC--Bonds are minimally  protected.  Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Commercial Paper Ratings
Prime-1--Issuers  rated Prime-1 (or related supporting  institutions) have a superior  capacity for repayment of short-term  promissory  obligations.
Prime-1  repayment  capacity  will  normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative  capitalization  structure  with  moderate  reliance on debt and ample asset protection;

o     Broad  margins in earning  coverage of fixed  financial  charges and high internal cash generation; and

o     Well-established   access  to  a  range  of  financial  markets  and
  assured sources of alternate liquidity.

Prime-2--Issuers  rated Prime-2 (or related supporting  institutions) have a strong  capacity for  repayment of  short-term  promissory  obligations.
This will  normally  be  evidenced  by many of the  characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios,  while
sound,    will   be   more    subject   to    variation.    Capitalization
characteristics,   while  still  appropriate,  may  be  more  affected  by
external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Commercial Paper Ratings
A-1--This  designation  indicates  that the  degree  of  safety  regarding timely  payment is strong.  Those issues  determined to possess  extremely
strong   safety   characteristics   are  denoted  with  a  plus  sign  (+)
designation.

A-2--Capacity  for  timely  payment  on issues  with this  designation  is satisfactory.  However,  the  relative  degree of safety is not as high as for issues designated A-1.

Fitch RATINGS Commercial Paper Rating Definitions
FITCH-1--(Highest   Grade)   Commercial  paper  assigned  this  rating  is
regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very   Good  Grade)  Issues  assigned  this  rating  reflect  an
assurance  of  timely  payment  only  slightly  less in  degree  than  the strongest issues.

ADDRESSES

Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B
Shares

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Edgewood Services, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Hibernia Asset Management
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, LA 70161

Custodian
Hibernia National Bank
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, LA 70161

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 22.    Exhibits:
            --------

            (a)   (i)         Conformed copy of Declaration of
                              Trust of the Registrant; (5)
                  (ii)        Conformed copy of Amendment No. 7
                              of Articles Supplementary; (11)
                  (iii)       Conformed copies of Amendments Nos.
                              8-10 of Declaration of Trust of the
                              Registrant; (15)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  Copy of Amendment #1 to the By-Laws of the
                              Registrant;(12)
(iii) Copy of Amendment #2 to the By-Laws of the Registrant; (16)
            (c)   (i)         Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Registrant; (3)
                  (ii)        Copy of Specimen Certificates for
                              Shares of Beneficial Interest of
                              the Registrant ;(5)
            (d)   (i)         Conformed copy of Investment
                              Advisory Contract up to and
                              including Exhibit G; (11)
                  (ii)        Conformed copy of Amendment to
                              Investment Advisory Contract
                              between Hibernia National Bank and
                              Hibernia Funds; (14)
            (e)   (i)         Conformed copy of Mutual Funds
                              Sales and Service Agreement among
                              Federated Securities Corp.,
                              Federated Shareholder Services and
                              Hibernia National Bank; (14)
                  (ii)        Conformed copy of Distributor's
                              Contract of the Registrant,
                              including Exhibits A, B and
                              Amendments; (16)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Agreement of the Registrant; (6)
                  (ii)        Copy of Schedule A to Custodian
                              Contract;(8)
                  (iii)       Amendment to Custodian Contract
                              between Hibernia Funds and Hibernia
                              National Bank; (14)
            (h)   (i)         Conformed copy of Agreement for
                              Fund Accounting Services,
                              Administrative Services and
                              Transfer Agency Services; (14)
(ii)  Conformed copy of Amendment #1 to Exhibit 1 to the Agreement for
                              Fund Accounting Services,
                              Administrative Services and
                              Transfer Agency Services; (14)
(iii) Conformed Copy of Amendment #2 to Exhibit 1 and Amendment to the
                              Agreement for Fund Accounting,
                              Shareholder Recordkeeping, and
                              Custody Services Procurement; (16)
(iv)  Conformed copy of Amendment #3 to Agreement for Fund Accounting
                              Services, Administrative Services
                              and Transfer Agency Services; +
(v)   Conformed copy of Agreement for Transfer Agency Services; +
                  (vi)        Conformed copy of Sub-Transfer
                              Agency Agreement; (14)
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered;(7)
            (j)   (i)         Conformed copy of Opinion and
                              Consent of Special Counsel; (7)
                  (ii)        Conformed copy of Consent of
                              Independent Auditors; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (7);
            (m)   (i)         Conformed copy of Distribution
                              Plan; (5)
                  (iii)       Amendments No. 1-4 to Exhibit A of
                              the Distribution Plan; (10)
                  (iii)       Amendment No. 5 to Exhibit A to the
                              Distribution Plan; (14)
                  (iv)        Copy of Sales Agreement with
                              Federated Securities Corp.; (3)
                  (v)         Conformed copy of Shareholder
                              Services Agreement; (7)
                  (vi)        Conformed copy of Shareholder
                              Services Agreement through and
                              Exhibit A, for Class B Shares of
                              Capital Appreciation Fund; (8)
                  (vii)       Exhibit B Shareholder Services
                              Agreement for Class B Shares of
                              Cash Reserve Fund and Mid-Cap
                              Equity Fund; (10)
                  (viii)      Exhibit C Shareholder Services
                              Agreement for Class B Shares of
                              Hibernia Louisiana Municipal Income
                              Fund; (14)
                  (ix)        Amendment No. 1 to Hibernia Funds
                  Rule 12b-1 Distribution Plan; (16)
            (n)   (i)         Conformed copy of Multiple Class
                              Plan of the Registrant; (7)
                  (ii)        Conformed copy of Exhibit B to the
                              Multiple Class Plan; (11)
                  (iii)       Conformed copy of Exhibit C to the
                              Multiple Class Plan; (14)
            (o)   (i)         Conformed copy of Power of
                              Attorney; (14)
                  Conformed copy of Power of Attorney of
                              Treasurer of the Hibernia Funds;
                              (15)
(iii) Conformed copy of Power of Attorney of President and Trustee of the Hibernia Funds; (16)
            (p)   (i)         Copy of Code Of Ethics of Hibernia
                              National Bank; +
                  (ii)        Copy of Code of Ethics of Hibernia
                              Funds; (13)
                  (iii)       Copy of Code of Ethics of Federated
                              Investors, Inc., parent company of
                              Edgewood Services, Inc.,
                              Distributor of the Registrant; +

-------------------------------------------------------------------
+     All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's
      Registration Statement on Form N-1A filed April 15, 1988.
      (File Nos. 33-21321 and 811-5536)
3.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 1 on Form N-1A filed April 27,
      1989.  (File Nos. 33-21321 and 811-5536)
5.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 filed October 28, 1993.
      (File Nos.  33-21321 and 811-5536)
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 12 filed December 28, 1994.
      (File Nos. 33-21321 and 811-5536)
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 15 filed October 28, 1996.
      (File Nos. 33-21321 and 811-5536)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 17 filed October 22, 1997.
      (File Nos. 33-21321 and 811-5536)
10.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 filed March 25, 1998. (File
      Nos. 33-21321 and 811-  5536)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 22 filed October 27, 1998.
      (File Nos. 33-21321 and 811-5536)
Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 23 filed October 29, 1999.
      (File Nos. 33-21321 and 811-5536)
13.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 filed October 31, 2000.
      (File Nos. 33-21321 and 811-5536)
Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 26 filed October 30, 2001.
      (File Nos. 33-21321 and 811-5536)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 27 filed December 27, 2002.
      (File Nos. 33-21321 and 811-5536)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 filed December 31, 2003.
      (File Nos. 33-21321 and 811-5536)

Item 23.    Persons Controlled By or Under Common Control with the Funds:
            ------------------------------------------------------------

            None

Item 24.    Indemnification:  (1)
            ---------------

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

A.          Investment Adviser

            Hibernia  National  Bank is a  national  bank  with its
            principal  place of business at 313 Carondelet  Street,
            New  Orleans,   Louisiana  70130.   Hibernia   National
            Bank,  a  national   bank   organized  in  1933,  is  a
            wholly-owned   subsidiary   of   Hibernia   Corporation
            ("Hibernia"),  a  Louisiana  Corporation.  Through  its
            subsidiaries  and  affiliates,  Hibernia  offers a full
            range of  financial  services  to the public  including
            commercial   and   consumer   lending  and   depository
            services,  cash  management,  retail banking,  mortgage
            banking,     brokerage,      investment     counseling,
            international   banking,   trust  services,   life  and
            health    insurance    and    property   and   casualty
            insurance.  Hibernia  is the  largest  publicly  traded
            national banking company  head-quartered  in Louisiana,
            Texas, Oklahoma,  Arkansas or Mississippi.  Hibernia is
            a  $21.4-billion-asset  organization  with 311  banking
            locations  in  34  Louisiana   parishes  and  34  Texas
            counties.  As of  September  30, 2004,  Hibernia  Asset
            Management,   the  Funds'  Adviser,  had  approximately
            $8.4  billion  under  administration  of  which  it had
            investment  discretion over  approximately  $4 billion.
            The  executive  officers  and  directors of the Adviser
            and  any  other  business,   profession,   vocation  or
            employment of a  substantial  nature in which each such
            officer  and  director  is or has been  engaged  during
            the  past  two  years  is  set  forth   below.   Unless
            otherwise   noted,  the  position  listed  under  Other
            Business,  Profession,  Vocation or  Employment is with
            Hibernia National Bank.

                                                Other Substantial
                        Position with           Business, Profession,
      Name              the Adviser             Vocation, Employment

J. Herbert Boydstun     President, Chief
                        Executive Officer,
                        and Director

Paul J. Bonitatibus     President, Consumer and Business Banking

Cindy S. Collins        Executive Vice President and
                        Chief Regulatory Officer

Marsha M. Gassan        Senior Executive Vice President and
                        Chief Financial Officer

Russell S. Hoadley      Executive Vice President and
                        Chief Public Affairs Officer

Randall E. Howard       President, Commercial Banking and
Director

Ron E. Samford, Jr.     Executive Vice President
                        and Chief Administrative Officer

Robert M. Kottler       Senior Executive Vice President and
                        Chief Sales Support Officer

Robert M. Stuart, Jr.   Senior Executive Vice President and
                        Chief Credit Officer

                        Board of Directors

E. R. Campbell          Sidney W. Lassen        William C. O'Malley
J. Herbert Boydstun     Elton R. King           Robert T. Ratcliff
Janee Mercadel-Tucker   Richard W. Freeman, Jr. Ray B. Nesbitt
Randall E. Howard       Paul Candies            Dick H. Hearin

Item 26.    Principal Underwriters:
            -----------------------

            (a)         Edgewood  Services,   Inc.  the  Distributor
                        for  shares  of  the  Registrant,   acts  as
                        principal   underwriter  for  the  following
                        open-end  investment  companies,   including
                        the Registrant:  BBH Fund,  Inc., BBH Trust,
                        Excelsior     Funds,     Inc.,     Excelsior
                        Institutional  Trust,  Excelsior  Tax-Exempt
                        Funds,    Inc.,    Hibernia    Funds,    The
                        Huntington  Funds,  Huntington VA Funds, MTB
                        Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.
President
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services,Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

All  accounts  and  records  required to be  maintained  by Section
31(a)  of the  Investment  Company  Act of  1940  and  Rules  31a-1
through 31a-3  promulgated  thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                    (Notices should be sent to the Agent
                                    for Service at above address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7010

Boston Financial Data Services Inc. P.O. Box 8600
("Transfer Agent and Dividend       Boston, MA 02266-8600
Disbursing Agent")

Federated Administrative            Federated Investors Tower
Services                            1001 Liberty Avenue
("Administrator")                   Pittsburgh, PA 15222-3779

Hibernia Asset Management           313 Carondelet Street
("Adviser")                         New Orleans, LA  70130

Hibernia National Bank              313 Carondelet Street
("Custodian")                       New Orleans, LA  70130

Item 28.    Management Services:  Not applicable.
            -------------------

Item 29.    Undertakings:
            ------------

            Registrant   hereby   undertakes  to  comply  with  the
            provisions  of  Section  16(c)  of the  1940  Act  with
            respect to the removal of  Trustees  and the calling of
            special shareholder meetings by shareholders.

                            SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment  Company Act of 1940, the  Registrant,  HIBERNIA
FUNDS,  certifies  that  it  meets  all  of  the  requirements  for effectiveness  of  this  Amendment  to its  Registration  Statement pursuant to Rule 485(b)  under the  Securities  Act of 1933 and has duly caused this  Amendment  to its  Registration  Statement  to be signed on its behalf by the undersigned,  duly  authorized,  in the
City of Pittsburgh and  Commonwealth of  Pennsylvania,  on the 29th
day of October, 2004.

                          HIBERNIA FUNDS

                        BY: /s/ Timothy S. Johnson
                        Timothy S. Johnson, Secretary
                        October 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                 DATE
      ----                          -----                 ----

By:   /s/Timothy S. Johnson     Attorney In Fact      October 29, 2004
SECRETARY                       For the Persons
                                Listed Below

      NAME                          TITLE

 Charles L. Davis, Jr.*         President
                                (Principal Executive Officer)

 Richard J. Thomas*             Treasurer
                                (Principal Financial Officer)

 Edward C. Gonzales*            Trustee

 Joe N. Averett, Jr.*           Trustee

 Arthur Rhew Dooley, Jr.*       Trustee

 Teri G. Fontenot*              Trustee

 Ernest E. Howard, III*         Trustee

 * By Power of Attorney